Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (4.7%)
	Technology One Ltd.	954,008	12,887
*	Telix Pharmaceuticals Ltd.	973,788	12,225
*	Sandfire Resources Ltd.	1,730,700	9,885
	Breville Group Ltd.	486,693	9,352
	Reliance Worldwide Corp. Ltd.	2,711,557	9,140
	National Storage REIT	5,470,626	8,878
	nib holdings Ltd.	1,672,376	8,234
[1]	Viva Energy Group Ltd.	3,769,577	8,041
	Ventia Services Group Pty. Ltd.	2,734,385	7,872
	Perseus Mining Ltd.	4,657,571	7,760
*	Webjet Ltd.	1,300,765	7,609
*	Paladin Energy Ltd.	1,009,147	7,570
	ARB Corp. Ltd.	258,161	7,133
*,1	Life360 Inc. GDR	642,815	7,017
	AUB Group Ltd.	308,391	6,517
	Champion Iron Ltd.	1,555,468	6,392
	HUB24 Ltd.	193,682	6,308
	Premier Investments Ltd.	270,963	5,891
	Super Retail Group Ltd.	545,474	5,714
*	Red 5 Ltd.	20,858,026	5,350
*	Genesis Minerals Ltd.	3,706,593	5,112
	Charter Hall Long Wale REIT	2,164,180	5,062
	Ramelius Resources Ltd.	3,872,209	4,942
	HomeCo Daily Needs REIT	5,774,749	4,813
*	Neuren Pharmaceuticals Ltd.	376,797	4,776
*	De Grey Mining Ltd.	5,925,589	4,751
	Sigma Healthcare Ltd.	5,541,002	4,721
	Nine Entertainment Co. Holdings Ltd.	4,852,868	4,622
	Netwealth Group Ltd.	295,415	4,592
	GrainCorp Ltd. Class A	765,633	4,524
*	Zip Co. Ltd.	3,509,436	4,434
	BWP Trust	1,878,519	4,407
*	Emerald Resources NL	1,799,775	4,382
*	IRESS Ltd.	625,248	4,366
	Eagers Automotive Ltd.	625,728	4,362
	GQG Partners Inc. GDR	2,214,105	4,322
	Ingenia Communities Group	1,240,446	4,277
	Lovisa Holdings Ltd.	185,341	4,250
*	PEXA Group Ltd.	462,908	4,201
	HMC Capital Ltd.	815,722	4,162
	Gold Road Resources Ltd.	3,653,184	4,085
*	Capricorn Metals Ltd.	1,141,147	4,039
	Waypoint REIT Ltd.	2,390,046	3,969
	Bapcor Ltd.	1,176,230	3,955
*	Megaport Ltd.	514,194	3,722
*	PolyNovo Ltd.	2,110,717	3,721
	Centuria Industrial REIT	1,779,176	3,708
	Brickworks Ltd.	195,093	3,684
	Codan Ltd.	424,381	3,647
*	Bellevue Gold Ltd.	3,911,935	3,532
*	West African Resources Ltd.	3,582,664	3,522
	Charter Hall Retail REIT	1,526,943	3,494
	Pinnacle Investment Management Group Ltd.	321,767	3,474
	Corporate Travel Management Ltd.	376,067	3,324
*	Boss Energy Ltd.	1,373,071	3,297
	Amotiv Ltd.	460,776	3,272
	Inghams Group Ltd.	1,314,357	3,240
*	Karoon Energy Ltd.	2,669,995	3,238
	Elders Ltd.	515,347	3,212
	Nickel Industries Ltd.	5,674,793	3,181

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Resolute Mining Ltd.	7,310,220	3,140
	IPH Ltd.	779,973	3,131
	NRW Holdings Ltd.	1,424,433	3,120
	Centuria Capital Group	2,682,451	2,993
	Bega Cheese Ltd.	1,002,869	2,931
*	Macquarie Technology Group Ltd.	46,613	2,868
	Arena REIT	1,118,488	2,839
	Data#3 Ltd.	481,068	2,784
*	SiteMinder Ltd.	749,169	2,753
	Helia Group Ltd.	1,040,460	2,719
	Stanmore Resources Ltd.	1,083,296	2,638
	Imdex Ltd.	1,740,332	2,615
	Monadelphous Group Ltd.	304,117	2,586
*	Regis Resources Ltd.	2,319,413	2,559
	EVT Ltd.	333,019	2,526
*	Deep Yellow Ltd.	2,977,695	2,524
	Johns Lyng Group Ltd.	635,124	2,481
[1]	Coronado Global Resources Inc. GDR	2,622,051	2,475
*	Audinate Group Ltd.	252,198	2,464
	McMillan Shakespeare Ltd.	208,682	2,449
*	Mesoblast Ltd.	3,606,031	2,422
*	Temple & Webster Group Ltd.	374,817	2,400
	Collins Foods Ltd.	397,231	2,387
	Westgold Resources Ltd.	1,386,038	2,381
	G8 Education Ltd.	2,702,542	2,305
	Credit Corp. Group Ltd.	200,410	2,299
	Kelsian Group Ltd.	651,643	2,241
	Perenti Ltd.	3,239,142	2,230
*	Healius Ltd.	2,221,338	2,198
	Lifestyle Communities Ltd.	370,758	2,192
*	Silex Systems Ltd.	675,493	2,079
	Rural Funds Group	1,405,647	1,962
	Austal Ltd.	1,127,796	1,936
*	Fleetpartners Group Ltd.	853,352	1,910
	Service Stream Ltd.	2,048,932	1,880
	Nick Scali Ltd.	174,321	1,796
	Jumbo Interactive Ltd.	166,567	1,782
	Charter Hall Social Infrastructure REIT	1,044,110	1,756
	PWR Holdings Ltd.	225,877	1,756
	SmartGroup Corp. Ltd.	307,326	1,739
*	Aussie Broadband Ltd.	824,250	1,725
	Accent Group Ltd.	1,199,579	1,722
*	Judo Capital Holdings Ltd.	1,833,414	1,664
	Abacus Storage King	1,987,233	1,662
	GWA Group Ltd.	944,271	1,643
*	Nanosonics Ltd.	794,269	1,643
	Dexus Industria REIT	856,409	1,626
	Myer Holdings Ltd.	2,890,139	1,577
	Growthpoint Properties Australia Ltd.	1,028,143	1,571
	oOh!media Ltd.	1,643,138	1,561
*	Nuix Ltd.	682,538	1,547
	Hotel Property Investments Ltd.	695,502	1,544
	Hansen Technologies Ltd.	518,511	1,526
	Centuria Office REIT	1,869,303	1,525
	Clinuvel Pharmaceuticals Ltd.	154,229	1,510
*	Alpha HPA Ltd.	2,689,434	1,504
	Infomedia Ltd.	1,344,933	1,480
*	Cooper Energy Ltd.	9,279,252	1,392
*,2	Vulcan Energy Resources Ltd.	460,488	1,381
	Vulcan Steel Ltd.	337,187	1,380
*	Superloop Ltd.	1,373,777	1,369
	Abacus Group	1,873,045	1,353
	Cromwell Property Group	4,664,027	1,270
	HealthCo REIT	1,592,116	1,243
	Dicker Data Ltd.	185,151	1,240
*,3	Leo Lithium Ltd.	3,703,310	1,223
*	Strike Energy Ltd.	9,353,972	1,223
*	OFX Group Ltd.	792,206	1,195
*	Select Harvests Ltd.	418,882	1,180
	Regis Healthcare Ltd.	426,055	1,168

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Platinum Asset Management Ltd.	1,664,960	1,166
*	Opthea Ltd.	4,118,181	1,164
	Emeco Holdings Ltd.	2,015,771	1,115
	Ridley Corp. Ltd.	764,473	1,110
*	Australian Agricultural Co. Ltd.	1,143,347	1,046
[2]	Australian Ethical Investment Ltd.	392,035	1,024
	MyState Ltd.	390,378	1,013
	Navigator Global Investments Ltd. (XASX)	811,669	1,001
[2]	Integral Diagnostics Ltd.	610,445	989
*,2	Weebit Nano Ltd.	624,745	966
	APM Human Services International Ltd.	1,009,140	943
*	Latin Resources Ltd.	9,182,430	910
*,2	Chalice Mining Ltd.	1,193,255	905
*	Bravura Solutions Ltd.	1,189,153	891
*	Imugene Ltd.	24,194,784	840
*,2	Arafura Rare Earths Ltd.	7,460,413	836
*	Tyro Payments Ltd.	1,310,373	834
*	Mayne Pharma Group Ltd.	289,677	824
	GDI Property Group Partnership	2,038,866	807
	Cedar Woods Properties Ltd.	240,522	780
	Australian Clinical Labs Ltd.	465,598	774
	Kogan.com Ltd.	257,402	762
	SG Fleet Group Ltd.	331,373	689
[2]	Australian Finance Group Ltd.	714,392	686
*,2	EML Payments Ltd.	1,095,752	669
*	Omni Bridgeway Ltd.	982,610	650
*,2	BrainChip Holdings Ltd.	5,289,034	650
*,2	ioneer Ltd.	7,253,158	646
*	Aurelia Metals Ltd.	5,788,614	644
*	Carnarvon Energy Ltd.	6,033,601	636
*,2	Sayona Mining Ltd.	30,012,974	615
*,2	Cettire Ltd.	678,309	591
*,3	AVZ Minerals Ltd.	9,005,310	589
*	Mount Gibson Iron Ltd.	2,451,280	571
*	Praemium Ltd.	1,764,065	554
*	Wildcat Resources Ltd.	3,276,270	552
*,2	Fineos Corp. Ltd. GDR	502,426	546
	Jupiter Mines Ltd.	3,348,943	539
	Solvar Ltd.	670,067	486
*,2	Syrah Resources Ltd.	2,825,742	482
*	Alkane Resources Ltd.	1,676,010	479
*,2	Core Lithium Ltd.	7,142,977	447
*	Coast Entertainment Holdings Ltd.	1,327,454	439
	Baby Bunting Group Ltd.	470,645	408
	St Barbara Ltd.	2,583,155	385
*,2	Novonix Ltd.	777,230	382
*	Seven West Media Ltd.	3,218,759	380
*	Calix Ltd.	567,991	376
[2]	Humm Group Ltd.	1,180,738	345
	Southern Cross Media Group Ltd.	768,463	334
*,2	29Metals Ltd.	1,197,484	315
	PointsBet Holdings Ltd.	665,623	220
*,2	Australian Strategic Materials Ltd.	412,685	170
*,3	Firefinch Ltd.	4,116,778	162
*,2	Argosy Minerals Ltd.	4,736,900	122
*,2	Lake Resources NL	5,043,382	119
*	Clarity Pharmaceuticals Ltd.	25,575	107
*	Spartan Resources Ltd.	90,991	76
			498,823
Austria (0.7%)
[1]	BAWAG Group AG	263,018	19,208
	Wienerberger AG	412,154	14,618
	Vienna Insurance Group AG Wiener Versicherung Gruppe	137,722	4,436
[2]	EVN AG	129,301	4,226
*	DO & Co. AG	24,695	4,161
	CA Immobilien Anlagen AG	122,073	3,997
	Oesterreichische Post AG	117,368	3,873
	UNIQA Insurance Group AG	415,125	3,554
*	IMMOFINANZ AG	112,255	3,331

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	Mayr Melnhof Karton AG	28,472	3,252
*,2	Lenzing AG	64,641	2,251
	Strabag SE	43,913	1,840
*	AT&S Austria Technologie & Systemtechnik AG	85,231	1,819
[2]	Schoeller-Bleckmann Oilfield Equipment AG	38,956	1,548
	Palfinger AG	48,060	1,176
	Porr AG	40,410	615
*	S IMMO AG (XWBO)	20,394	492
[2]	Agrana Beteiligungs AG	33,360	454
*	Eurotelesites AG	50,653	213
			75,064
Belgium (1.0%)
	Aedifica SA	164,727	10,471
	Azelis Group NV	509,100	9,644
	Solvay SA	239,225	8,422
	Cofinimmo SA	129,422	8,321
	Colruyt Group NV	166,338	7,979
	Melexis NV	68,814	5,999
	KBC Ancora	115,534	5,618
	Montea NV	57,934	5,025
	Bekaert SA	116,698	4,778
	Deme Group NV	24,432	4,400
	Fagron	190,490	3,920
	Shurgard Self Storage Ltd. (XBRU)	100,200	3,918
	Xior Student Housing NV	110,373	3,712
	VGP NV	33,412	3,620
	Proximus SADP	500,307	3,618
	Barco NV	237,288	3,065
	Retail Estates NV	43,052	2,937
	Gimv NV	61,856	2,699
	Tessenderlo Group SA	86,642	2,312
*	Ontex Group NV	235,080	2,209
	Kinepolis Group NV	42,853	1,736
	Euronav NV	79,875	1,436
	bpost SA	358,121	1,023
			106,862
Brazil (1.2%)
	Kinea Renda Imobiliaria FII	250,403	6,849
	Santos Brasil Participacoes SA	2,353,067	5,454
	Xp Malls Fdo Inv Imob Fii	253,159	4,995
	3R PETROLEUM OLEO E GAS SA	1,030,032	4,928
	Kinea Indice de Precos FII	285,706	4,818
	Cia de Saneamento do Parana	766,418	3,702
	Iguatemi SA (BVMF)	959,600	3,576
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	118,572	3,363
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	936,185	3,226
	Tres Tentos Agroindustrial SA	1,704,078	3,218
*	Ambipar Participacoes e Empreendimentos SA	338,000	3,021
	Kinea Rendimentos Imobiliarios FII (BVMF)	138,966	2,599
	Cia de Saneamento de Minas Gerais Copasa MG.	668,523	2,597
	Fleury SA	908,668	2,435
	Petroreconcavo SA	661,100	2,415
*	Marfrig Global Foods SA	1,184,500	2,369
	FII BTLG	132,416	2,356
	Direcional Engenharia SA	426,696	2,097
	Wilson Sons SA	721,000	2,006
	XP Log FII (BVMF)	108,781	1,998
	Arezzo Industria e Comercio SA	228,014	1,961
	YDUQS Participacoes SA	996,225	1,927
	AES Brasil Energia SA	950,875	1,898
	Vinci Shopping Centers FII (BVMF)	93,965	1,876
*	Cogna Educacao SA	6,459,927	1,736
*	Serena Energia SA	1,127,953	1,723
	Odontoprev SA	848,299	1,698
	Capitania Securities II Fii	1,162,277	1,693
	FII Iridium	129,853	1,652
*	MRV Engenharia e Participacoes SA	1,313,592	1,563
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	67,289	1,517
*	Grupo De Moda Soma SA	1,433,000	1,505

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	IRB Brasil Resseguros SA	280,030	1,451
	Fii UBS Br Receb Imob	95,752	1,444
	Hedge Brasil Shopping FII	37,125	1,410
	Maxi Renda FII (BVMF)	759,734	1,369
*	Log-in Logistica Intermodal SA	204,119	1,350
	Mills Estruturas e Servicos de Engenharia SA	672,205	1,320
	Grendene SA	1,233,783	1,283
	Fras-Le SA	353,799	1,192
*	SIMPAR SA	1,051,300	1,177
	Vivara Participacoes SA	275,400	1,171
	Cury Construtora e Incorporadora SA	279,000	1,095
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	226,412	1,055
	Minerva SA	910,371	1,012
	Vulcabras SA	367,700	1,006
	Tupy SA	225,131	983
*	Oncoclinicas do Brasil Servicos Medicos SA	879,500	976
	Iochpe Maxion SA	437,944	967
	Mahle-Metal Leve SA	157,300	939
	EcoRodovias Infraestrutura e Logistica SA	730,361	915
*	Hidrovias do Brasil SA	1,449,100	902
	JHSF Participacoes SA	1,177,500	849
	Grupo SBF SA	311,908	834
*,1	Locaweb Servicos de Internet SA	1,044,283	812
	Ez Tec Empreendimentos e Participacoes SA	347,000	809
	Pet Center Comercio E Participacoes SA	1,121,560	694
*	Anima Holding SA	1,060,231	675
	LOG Commercial Properties e Participacoes SA	168,265	647
	Cia Brasileira de Aluminio	660,098	620
*	Movida Participacoes SA	492,800	569
	Cia Brasileira de Distribuicao	1,183,623	555
	Camil Alimentos SA	354,300	552
*	CVC Brasil Operadora e Agencia de Viagens SA	1,417,653	456
	Kinea Rendimentos Imobiliarios FII	24,128	451
*	Zamp SA	766,683	450
	FII Hectare Ce	79,627	422
	Lojas Quero-Quero SA	553,378	383
	Armac Locacao Logistica E Servicos SA	235,200	365
	Maxi Renda Fundo De Investimento	186,463	336
	Fundo De Investimento Imobiliario TG Ativo Real	14,441	307
	Empreendimentos Pague Menos S/A	574,323	259
*	Grupo Casas Bahia SA	299,705	237
	Blau Farmaceutica SA	127,000	233
*	Orizon Valorizacao de Residuos SA	29,400	222
	CM Hospitalar SA	504,600	203
	Hospital Mater Dei SA	214,900	178
			123,906
Canada (14.9%)
	WSP Global Inc.	435,642	72,365
[2]	RB Global Inc.	626,842	49,938
	TFI International Inc.	273,922	42,638
	Kinross Gold Corp.	4,203,166	38,206
	ARC Resources Ltd.	2,052,770	35,520
	Emera Inc.	967,405	34,922
	Stantec Inc.	393,188	34,596
*	Descartes Systems Group Inc.	292,946	29,794
	Open Text Corp.	914,007	28,811
	TMX Group Ltd.	947,390	28,793
*	Ivanhoe Mines Ltd. Class A	2,194,216	28,686
	Pan American Silver Corp.	1,246,158	28,648
	First Quantum Minerals Ltd.	2,323,802	28,445
	Toromont Industries Ltd.	288,452	26,826
	GFL Environmental Inc.	685,253	26,588
	AtkinsRealis Group Inc.	604,709	26,052
	Element Fleet Management Corp.	1,341,952	25,670
	FirstService Corp.	143,215	24,971
	Alamos Gold Inc. Class A	1,414,110	24,100
	AltaGas Ltd.	1,000,433	23,854
	Gildan Activewear Inc.	577,053	23,498
	iA Financial Corp. Inc.	341,850	23,116

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	West Fraser Timber Co. Ltd.	257,660	22,848
	Lundin Mining Corp.	2,244,699	22,664
	Keyera Corp.	795,619	22,445
*	Celestica Inc.	402,716	21,121
	Canadian Apartment Properties REIT	582,852	20,264
*	Bombardier Inc. Class B	294,269	19,860
	Colliers International Group Inc.	147,054	19,818
*	CAE Inc.	1,080,612	19,661
*	MEG Energy Corp.	934,488	19,365
	Canadian Tire Corp. Ltd. Class A	177,985	18,277
	Veren Inc.	2,092,020	16,334
[2]	PrairieSky Royalty Ltd.	794,890	15,977
	Whitecap Resources Inc.	2,062,833	15,897
[2]	Brookfield Infrastructure Corp. Class A	406,365	15,823
	Onex Corp.	223,116	15,289
	Algonquin Power & Utilities Corp.	2,355,006	14,703
	Northland Power Inc.	875,438	14,641
	Finning International Inc.	494,373	14,169
[2]	Capital Power Corp.	448,279	13,854
	RioCan REIT	1,048,605	13,580
	B2Gold Corp.	4,458,683	13,370
	Parkland Corp.	475,400	13,336
	Stella-Jones Inc.	195,268	13,138
	Brookfield Renewable Corp. Class A (XTSE)	457,781	12,868
	Boyd Group Services Inc.	74,058	12,417
	Primo Water Corp.	541,228	11,874
	Granite REIT	220,439	11,845
*	Kinaxis Inc.	96,095	11,822
	Canadian Western Bank	338,610	11,701
*	Eldorado Gold Corp.	689,979	11,699
*	NexGen Energy Ltd.	1,744,144	11,622
	Hudbay Minerals Inc.	1,339,916	11,180
*	Capstone Copper Corp.	1,649,069	11,084
*	Aritzia Inc.	307,536	10,095
	Osisko Gold Royalties Ltd.	570,154	9,998
	Dream Industrial REIT	963,863	9,411
	Definity Financial Corp.	266,469	9,268
	Choice Properties REIT	906,998	9,105
	Methanex Corp.	187,107	9,096
	Baytex Energy Corp.	2,428,625	9,024
	Premium Brands Holdings Corp.	128,484	8,690
	Gibson Energy Inc.	530,084	8,662
	First Capital REIT	714,997	8,477
	Chartwell Retirement Residences	845,024	8,385
*	ATS Corp.	273,742	8,226
	Atco Ltd. Class I	264,006	8,190
	BRP Inc.	110,992	8,041
	Boardwalk REIT	141,414	7,989
	SmartCentres REIT	449,381	7,805
	IGM Financial Inc.	271,541	7,694
	Stelco Holdings Inc.	155,759	7,497
*	IAMGOLD Corp.	1,775,913	7,319
	Boralex Inc. Class A	292,863	7,267
	TransAlta Corp.	955,284	7,196
[1]	Nuvei Corp.	215,964	7,136
	Linamar Corp.	142,170	7,092
*	Air Canada	611,984	7,052
	CI Financial Corp.	578,958	6,999
	Topaz Energy Corp.	365,922	6,888
*	Equinox Gold Corp.	1,208,203	6,782
	Russel Metals Inc.	231,380	6,727
	H&R REIT	912,860	6,354
*	Bausch Health Cos. Inc.	1,041,471	6,276
*	Lightspeed Commerce Inc.	458,007	6,134
	Vermilion Energy Inc.	556,973	5,991
[2]	First Majestic Silver Corp.	958,834	5,931
	OceanaGold Corp.	2,408,242	5,931
	Paramount Resources Ltd. Class A	267,201	5,796
	Lundin Gold Inc.	332,050	5,748
	Parex Resources Inc.	354,099	5,311

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	North West Co. Inc.	162,743	5,270
	Allied Properties REIT	430,103	5,156
	Centerra Gold Inc.	753,750	5,055
	Maple Leaf Foods Inc.	257,475	4,701
*	Torex Gold Resources Inc.	288,853	4,580
	Superior Plus Corp.	787,531	4,552
*,2	BlackBerry Ltd.	1,799,793	4,341
*	Novagold Resources Inc.	815,263	3,891
	Quebecor Inc. Class B	175,078	3,868
	SSR Mining Inc.	690,658	3,832
	Innergex Renewable Energy Inc.	544,793	3,745
	Winpak Ltd.	108,679	3,744
	Primaris REIT	324,043	3,197
	Enghouse Systems Ltd.	142,517	3,172
	GFL Environmental Inc. (XTSE)	75,818	2,943
[2]	Transcontinental Inc. Class A	240,724	2,842
	Cargojet Inc.	29,124	2,751
	Mullen Group Ltd.	216,621	2,346
[2]	Laurentian Bank of Canada	120,008	2,324
*	Canfor Corp.	193,732	2,223
	NorthWest Healthcare Properties REIT	596,182	2,163
	Westshore Terminals Investment Corp.	123,930	2,078
*	Cronos Group Inc.	709,666	1,748
*,2	Ballard Power Systems Inc.	754,910	1,711
	Cascades Inc.	228,576	1,611
	First National Financial Corp.	59,325	1,590
	Cogeco Communications Inc.	33,655	1,543
	Osisko Gold Royalties Ltd. (XTSE)	65,199	1,144
*,2	Lithium Americas Argentina Corp.	349,180	1,055
*	IAMGOLD Corp. (XTSE)	125,213	516
*	Lightspeed Commerce Inc. (XTSE)	14,700	197
			1,590,055
Chile (0.1%)
	Parque Arauco SA	2,338,408	3,724
	SMU SA	10,298,709	1,706
*	Engie Energia Chile SA	1,736,845	1,579
	Empresa Nacional de Telecomunicaciones SA	465,870	1,310
*	CAP SA	229,454	1,294
	Inversiones Aguas Metropolitanas SA	1,715,541	1,253
*	Ripley Corp. SA	3,875,438	1,115
	Vina Concha y Toro SA	822,447	1,031
	Inversiones La Construccion SA	110,860	868
	SONDA SA	1,906,649	806
			14,686
China (4.3%)
	Dongyue Group Ltd.	6,784,000	5,911
	Brilliance China Automotive Holdings Ltd.	9,978,000	4,883
	Chinasoft International Ltd.	8,622,304	4,202
	Hello Group Inc. ADR	478,536	3,230
	China Nonferrous Mining Corp. Ltd.	4,413,000	3,143
[1,2]	Meitu Inc.	9,603,500	3,114
	Fufeng Group Ltd.	5,024,864	2,968
	Atour Lifestyle Holdings Ltd. ADR	176,019	2,947
*,2	Canadian Solar Inc.	175,135	2,904
	JinkoSolar Holding Co. Ltd. ADR	139,118	2,888
*,1,2	Keymed Biosciences Inc.	687,000	2,769
	FinVolution Group ADR	495,035	2,762
*,2	Sunac China Holdings Ltd.	20,082,000	2,720
	China Overseas Property Holdings Ltd.	4,495,000	2,701
	Grand Pharmaceutical Group Ltd.	4,701,240	2,680
*,1	Cloud Music Inc.	210,100	2,555
	China Water Affairs Group Ltd.	3,667,600	2,382
	Tianli International Holdings Ltd.	4,305,202	2,336
	SSY Group Ltd.	4,619,324	2,303
[2]	Gushengtang Holdings Ltd.	511,100	2,293
*	Gaotu Techedu Inc. ADR	472,335	2,267
	Greentown Service Group Co. Ltd.	4,971,255	2,175
*,2	XD Inc.	732,800	2,152
*,1,2,3	New Horizon Health Ltd.	1,143,500	2,070

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	China Datang Corp. Renewable Power Co. Ltd. Class H	7,640,000	2,033
*	ANE Cayman Inc.	2,144,000	2,022
	Sinopec Kantons Holdings Ltd.	3,679,962	2,000
	CIMC Enric Holdings Ltd.	2,146,000	1,997
	Fu Shou Yuan International Group Ltd.	3,100,000	1,945
*,1,2	Ascentage Pharma Group International	554,000	1,943
*,2	COFCO Joycome Foods Ltd.	8,995,000	1,820
	China Education Group Holdings Ltd.	3,481,000	1,803
*,2	Golden Solar New Energy Technology Holdings Ltd.	4,082,000	1,773
*,2	EHang Holdings Ltd. ADR	136,435	1,741
	Digital China Holdings Ltd.	4,221,588	1,724
[2]	China Risun Group Ltd.	4,439,000	1,692
*,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,425,000	1,688
	Onewo Inc. Class H	668,200	1,646
	Bank of Chongqing Co. Ltd. Class H	2,504,343	1,627
	China BlueChemical Ltd. Class H	6,356,000	1,585
*	Zhongyu Energy Holdings Ltd.	2,673,000	1,576
	Shoucheng Holdings Ltd.	9,819,246	1,572
	TCL Electronics Holdings Ltd.	2,292,122	1,518
*,1	Bairong Inc.	1,308,000	1,517
*,1	Maoyan Entertainment	1,435,000	1,473
*,2	Adicon Holdings Ltd.	1,185,356	1,433
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,546,121	1,424
	Concord New Energy Group Ltd.	18,680,000	1,410
	Skyworth Group Ltd.	3,854,710	1,398
	Canvest Environmental Protection Group Co. Ltd.	2,467,000	1,391
	NetDragon Websoft Holdings Ltd.	986,090	1,384
[2]	Tianneng Power International Ltd.	2,032,468	1,373
*,1,2	InnoCare Pharma Ltd.	2,306,000	1,371
	Consun Pharmaceutical Group Ltd.	1,908,000	1,366
	China Oriental Group Co. Ltd.	8,826,000	1,344
[1]	Genertec Universal Medical Group Co. Ltd.	2,378,309	1,334
*	Lifetech Scientific Corp.	7,100,058	1,326
	Tong Ren Tang Technologies Co. Ltd. Class H	2,044,516	1,310
	China Tobacco International HK Co. Ltd.	650,000	1,300
*,1,2	Weimob Inc.	8,265,000	1,290
*,2	Xinte Energy Co. Ltd. Class H	1,353,200	1,279
*	Sohu.com Ltd. ADR	80,704	1,217
*	Fenbi Ltd.	3,467,500	1,210
	Victory Giant Technology Huizhou Co. Ltd. Class A	221,057	1,185
	Yuexiu Transport Infrastructure Ltd.	2,456,000	1,176
	Poly Property Group Co. Ltd.	6,325,000	1,175
[1,2]	Simcere Pharmaceutical Group Ltd.	1,709,000	1,174
	Lonking Holdings Ltd.	5,911,313	1,163
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	429,933	1,155
	JNBY Design Ltd.	707,500	1,155
	China Overseas Grand Oceans Group Ltd.	5,604,500	1,153
	PAX Global Technology Ltd.	1,920,062	1,077
	APT Medical Inc. Class A	23,732	1,077
	Yuexiu REIT	8,497,013	1,065
[1]	Sunac Services Holdings Ltd.	4,746,000	1,062
*,1,2	Haichang Ocean Park Holdings Ltd.	11,420,000	1,038
	CGN New Energy Holdings Co. Ltd.	3,432,720	1,023
	Sichuan Expressway Co. Ltd. Class H	2,486,000	1,022
*,2	FIH Mobile Ltd.	10,060,000	1,021
	China Shineway Pharmaceutical Group Ltd.	972,343	1,002
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,119,309	972
	First Tractor Co. Ltd. Class H	1,128,954	969
*,2	Zhihu Inc. ADR	288,979	954
	CPMC Holdings Ltd.	1,050,000	934
	West China Cement Ltd.	6,997,200	923
	Henan Pinggao Electric Co. Ltd. Class A	332,900	923
[2]	Chervon Holdings Ltd.	397,600	909
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	434,700	903
	China Foods Ltd.	2,590,000	902
	Accelink Technologies Co. Ltd. Class A	187,700	888
	Ming Yuan Cloud Group Holdings Ltd.	3,828,000	886
	Tiangong International Co. Ltd.	4,480,000	876
[1]	A-Living Smart City Services Co. Ltd.	2,512,290	871
*,1,2	Yidu Tech Inc.	1,895,700	870

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*,3	China Dili Group	10,268,897	867
*,2	Yeahka Ltd.	614,800	865
*	Vnet Group Inc. ADR	416,430	862
	Yili Chuanning Biotechnology Co. Ltd. Class A	518,500	854
*,1,3	China Renaissance Holdings Ltd.	914,500	851
	China Resources Medical Holdings Co. Ltd.	2,070,791	849
*	Sihuan Pharmaceutical Holdings Group Ltd.	12,363,000	839
	Harbin Electric Co. Ltd. Class H	2,575,813	833
	Qingdao Sentury Tire Co. Ltd. Class A	270,340	833
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	112,509	829
	China Lilang Ltd.	1,535,000	828
	China Modern Dairy Holdings Ltd.	9,624,000	826
	Qilu Bank Co. Ltd. Class A	1,262,431	819
*,1,3	Venus MedTech Hangzhou Inc. Class H	1,132,000	814
	Shui On Land Ltd.	9,636,500	813
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	452,300	805
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	342,700	798
	AIMA Technology Group Co. Ltd. Class A	203,835	788
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,524,400	787
*	Hainan Meilan International Airport Co. Ltd. Class H	800,000	782
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	3,707,000	778
	Hangcha Group Co. Ltd. Class A	332,425	768
[1]	China New Higher Education Group Ltd.	3,025,000	765
	JCHX Mining Management Co. Ltd. Class A	133,700	765
[1]	Midea Real Estate Holding Ltd.	857,200	764
*	Hubei Dinglong Co. Ltd. Class A	255,412	763
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	758
	China Coal Xinji Energy Co. Ltd. Class A	631,820	755
	Xinyi Energy Holdings Ltd.	6,598,200	751
	Huangshan Tourism Development Co. Ltd. Class B	1,007,215	751
	BOE Varitronix Ltd.	1,310,065	750
[1,2]	AK Medical Holdings Ltd.	1,354,000	750
*	DingDong Cayman Ltd. ADR	420,753	749
	Sinofert Holdings Ltd.	5,978,000	742
[1,2]	Linklogis Inc. Class B	3,336,500	735
*,1	Ocumension Therapeutics	836,000	735
	Kangji Medical Holdings Ltd.	1,008,500	734
*	State Grid Information & Communication Co. Ltd. Class A	303,100	731
	Shenzhen Sunlord Electronics Co. Ltd. Class A	197,988	726
*	Q Technology Group Co. Ltd.	1,295,000	723
[1]	Asiainfo Technologies Ltd.	1,229,600	718
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	785,500	701
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	41,148	700
	Xiamen Amoytop Biotech Co. Ltd. Class A	99,938	692
	Tian Lun Gas Holdings Ltd.	1,549,400	687
	SPIC Industry-Finance Holdings Co. Ltd. Class A	1,321,250	687
*	Lifan Technology Group Co. Ltd. Class A	1,087,800	684
*	SOHO China Ltd.	7,829,542	682
	Zhejiang Cfmoto Power Co. Ltd. Class A	36,800	682
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	680
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	115,700	666
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	143,500	658
	Willfar Information Technology Co. Ltd. Class A	119,825	655
	Andon Health Co. Ltd. Class A	117,191	647
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	644
	Grandblue Environment Co. Ltd. Class A	214,272	641
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	147,700	641
	INESA Intelligent Tech Inc. Class B	1,253,106	640
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,219,000	628
*,1,2	Alphamab Oncology	2,204,000	627
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	151,215	625
	Shanghai Zhonggu Logistics Co. Ltd. Class A	511,192	625
	Health & Happiness H&H International Holdings Ltd.	568,000	623
	Gansu Qilianshan Cement Group Co. Ltd. Class A	491,500	623
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	100,930	615
	China Hainan Rubber Industry Group Co. Ltd. Class A	1,015,500	615
	Wuhan Jingce Electronic Group Co. Ltd. Class A	74,192	613
[1]	Medlive Technology Co. Ltd.	636,000	613
	Jiangxi Jovo Energy Co. Ltd. Class A	150,000	607
	First Tractor Co. Ltd. Class A	287,300	605

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Venustech Group Inc. Class A	281,100	601
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	185,000	601
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,614,500	599
	Huaming Power Equipment Co. Ltd. Class A	219,700	599
	Infore Environment Technology Group Co. Ltd. Class A	997,565	597
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	596
	Shanghai Belling Co. Ltd. Class A	176,800	594
	Hainan Jinpan Smart Technology Co. Ltd. Class A	106,046	593
	Hexing Electrical Co. Ltd. Class A	99,062	580
	Shanghai Huace Navigation Technology Ltd. Class A	136,360	579
	Shanghai Huafon Aluminium Corp. Class A	244,900	577
	Sinotruk Jinan Truck Co. Ltd. Class A	270,660	576
	Geovis Technology Co. Ltd. Class A	130,026	572
	Shenzhen Envicool Technology Co. Ltd. Class A	176,760	571
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	338,200	570
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	395,942	570
	China Kings Resources Group Co. Ltd. Class A	153,571	570
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	232,900	569
*,1,2	Arrail Group Ltd.	1,042,000	569
	Zhuhai CosMX Battery Co. Ltd. Class A	261,152	569
	China Automotive Engineering Research Institute Co. Ltd. Class A	235,900	566
*,2	Guangzhou R&F Properties Co. Ltd. Class H	5,419,600	561
	Shanghai Haohai Biological Technology Co. Ltd. Class A	65,756	559
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	277,293	559
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	113,700	558
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	442,072	558
*	China Railway Materials Co. Class A	1,587,234	556
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	419,300	555
	Digital China Group Co. Ltd. Class A	168,800	553
	DBG Technology Co. Ltd. Class A	193,060	548
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	543
	Beijing BDStar Navigation Co. Ltd. Class A	149,459	542
	Gemdale Properties & Investment Corp. Ltd.	19,896,000	540
*	Chengdu Hi-tech Development Co. Ltd. Class A	87,300	540
*	China First Heavy Industries Co. Ltd. Class A	1,599,800	536
[3]	Chengtun Mining Group Co. Ltd. Class A	799,938	534
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	97,747	534
	Sharetronic Data Technology Co. Ltd. Class A	59,000	532
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	247,700	531
	Hangjin Technology Co. Ltd. Class A	189,703	528
*	Nanjing Tanker Corp. Class A	1,141,600	528
	Sonoscape Medical Corp. Class A	106,400	526
	Sichuan Expressway Co. Ltd. Class A	774,311	526
*,1,2	AInnovation Technology Group Co. Ltd.	942,100	526
	Red Avenue New Materials Group Co. Ltd. Class A	133,000	525
*	Talkweb Information System Co. Ltd. Class A	352,200	525
*	Bohai Leasing Co. Ltd. Class A	1,305,500	524
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	712,328	523
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	32,805	523
	China Yongda Automobiles Services Holdings Ltd.	2,601,000	519
	Jilin Electric Power Co. Ltd. Class A	711,864	515
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,086,459	513
	Citic Offshore Helicopter Co. Ltd. Class A	191,300	511
	Jiangzhong Pharmaceutical Co. Ltd. Class A	162,300	510
	Dongfang Electronics Co. Ltd. Class A	326,200	508
*	COL Group Co. Ltd. Class A	178,400	506
	Nanjing Gaoke Co. Ltd. Class A	615,000	505
*,1,3	Redco Properties Group Ltd.	2,958,000	504
*	Jinan Shengquan Group Share Holding Co. Ltd. Class A	181,600	504
	Ningbo Huaxiang Electronic Co. Ltd. Class A	277,300	502
	Espressif Systems Shanghai Co. Ltd. Class A	33,278	502
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	279,043	501
	Guangdong Hongda Blasting Co. Ltd. Class A	188,274	501
*	Eastern Communications Co. Ltd. Class A	379,700	498
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	991,400	495
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	39,515	495
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	192,114	494
*	QuantumCTek Co. Ltd. Class A	22,018	494
*,2	CMGE Technology Group Ltd.	4,511,200	492
*,2	Agile Group Holdings Ltd.	7,764,000	491

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	China Petroleum Engineering Corp. Class A	1,115,800	491
	IKD Co. Ltd. Class A	255,200	489
*	Biem.L.Fdlkk Garment Co. Ltd. Class A	161,780	487
*	Vantone Neo Development Group Co. Ltd. Class A	503,000	487
*,1,2	Microport Cardioflow Medtech Corp.	5,134,000	485
*	Inner Mongolia Mining Co. Ltd. Class A	411,388	485
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	242,600	483
*	Canaan Inc. ADR	482,405	482
*	Shanghai Chinafortune Co. Ltd. Class A	253,200	481
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	901,900	481
	China National Gold Group Gold Jewellery Co. Ltd. Class A	386,200	479
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	479
	Foryou Corp. Class A	128,600	478
	Dajin Heavy Industry Co. Ltd. Class A	155,900	477
	China Railway Construction Heavy Industry Corp. Ltd. Class A	912,260	477
	Xiamen King Long Motor Group Co. Ltd. Class A	219,200	477
	GCL Energy Technology Co. Ltd. Class A	437,000	476
	Gansu Energy Chemical Co. Ltd. Class A	1,221,300	475
	Beijing Sifang Automation Co. Ltd. Class A	196,900	474
	YGSOFT Inc. Class A	625,642	464
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	415,740	464
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	462
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	37,839	462
	Sichuan Development Lomon Co. Ltd. Class A	472,000	455
*	Shenyang Machine Tool Co. Ltd. Class A	489,500	454
	COFCO Capital Holdings Co. Ltd. Class A	402,600	451
	Kingsemi Co. Ltd. Class A	46,107	451
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	186,295	449
*	Roshow Technology Co. Ltd. Class A	566,500	445
	Shenzhen Topband Co. Ltd. Class A	312,800	445
	Shannon Semiconductor Technology Co. Ltd. Class A	109,800	445
	CETC Digital Technology Co. Ltd. Class A	182,050	444
*	Shandong Iron and Steel Co. Ltd. Class A	2,437,800	442
	China Wafer Level Csp Co. Class A	150,720	440
*	Sinocelltech Group Ltd. Class A	81,314	438
*	Gree Real Estate Co. Ltd. Class A	605,435	437
	Shandong Yulong Gold Co. Ltd. Class A	215,400	437
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	47,345	437
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	880,505	436
	Sineng Electric Co. Ltd. Class A	107,761	436
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	300,800	436
	Guangdong Construction Engineering Group Co. Ltd. Class A	879,100	434
	Sai Micro Electronics Inc. Class A	197,300	433
	CETC Potevio Science&Technology Co. Ltd. Class A	162,300	432
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	534,500	432
	Xi'an Bright Laser Technologies Co. Ltd. Class A	59,018	429
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	269,300	428
	Neway Valve Suzhou Co. Ltd. Class A	173,500	428
	Xiamen Bank Co. Ltd. Class A	582,968	427
	Wuhan DR Laser Technology Corp. Ltd. Class A	61,824	426
	Anhui Heli Co. Ltd. Class A	170,600	426
	Bank of Lanzhou Co. Ltd. Class A	1,334,400	425
*	Sino-Ocean Group Holding Ltd.	9,720,000	424
	Risen Energy Co. Ltd. Class A	279,000	423
*	Shanghai DZH Ltd. Class A	497,100	422
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	701,300	422
*	CETC Chips Technology Inc. Class A	270,800	422
*	Hwa Create Co. Ltd. Class A	164,500	421
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	89,960	421
	Wuxi Taiji Industry Co. Ltd. Class A	541,068	419
	Wuxi NCE Power Co. Ltd. Class A	90,003	419
*	Founder Technology Group Corp. Class A	988,900	419
	Konfoong Materials International Co. Ltd. Class A	57,300	418
	Edifier Technology Co. Ltd. Class A	254,800	418
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	55,854	418
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	417
	China Kepei Education Group Ltd.	2,262,000	417
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	682,200	417
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	289,600	415
	HUYA Inc. ADR	97,185	414

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Guangdong Provincial Expressway Development Co. Ltd. Class A	275,759	414
	Hangzhou EZVIZ Network Co. Ltd. Class A	102,272	409
	Electric Connector Technology Co. Ltd. Class A	86,000	408
	Zhejiang Yinlun Machinery Co. Ltd. Class A	184,900	408
	Arctech Solar Holding Co. Ltd. Class A	45,273	408
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	406
	Fangda Special Steel Technology Co. Ltd. Class A	731,788	405
*,1	Mobvista Inc.	1,649,000	405
	Jiangsu Shagang Co. Ltd. Class A	659,600	404
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	246,691	402
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	273,199	400
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	248,800	400
	Shenzhen Megmeet Electrical Co. Ltd. Class A	108,150	400
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	226,900	399
	Changjiang Publishing & Media Co. Ltd. Class A	356,000	399
*	CIMC Vehicles Group Co. Ltd. Class A	327,200	398
	Xiamen Kingdomway Group Co. Class A	202,433	396
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	395
	Ningbo Boway Alloy Material Co. Ltd. Class A	202,300	395
[1]	China East Education Holdings Ltd.	1,241,500	393
	Hainan Strait Shipping Co. Ltd. Class A	532,050	393
	China Conch Environment Protection Holdings Ltd.	3,830,915	393
	Shinva Medical Instrument Co. Ltd. Class A	161,460	392
*	Youdao Inc. ADR	126,376	392
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	70,903	392
*	Sichuan Hongda Co. Ltd. Class A	486,000	392
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	796,400	391
	Beijing Balance Medical Technology Co. Ltd. Class A	27,710	391
	Fujian Longking Co. Ltd. Class A	240,600	389
	INESA Intelligent Tech Inc. Class A	256,600	389
	Wuhu Token Science Co. Ltd. Class A	609,410	388
	Xinhuanet Co. Ltd. Class A	134,400	388
	Shenzhen CECport Technologies Co. Ltd. Class A	179,400	388
	Sichuan Jiuzhou Electric Co. Ltd. Class A	259,700	387
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	84,550	386
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	386
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	386
	Tibet Mineral Development Co. Class A	153,400	386
	Gaona Aero Material Co. Ltd. Class A	173,920	384
	KPC Pharmaceuticals Inc. Class A	186,800	384
	Shenzhen YHLO Biotech Co. Ltd. Class A	140,150	384
	Shenzhen Yinghe Technology Co. Ltd. Class A	180,196	383
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	126,297	383
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	61,880	383
	Nantong Jianghai Capacitor Co. Ltd. Class A	210,600	382
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	382
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	27,572	382
	Quectel Wireless Solutions Co. Ltd. Class A	59,113	381
	Yankershop Food Co. Ltd. Class A	72,450	381
	Guangdong Aofei Data Technology Co. Ltd. Class A	269,531	381
	Arcsoft Corp. Ltd. Class A	100,784	381
	Sinocare Inc. Class A	120,400	380
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	162,200	379
	Nanjing Cosmos Chemical Co. Ltd. Class A	83,600	379
	Shantui Construction Machinery Co. Ltd. Class A	382,600	378
	MLS Co. Ltd. Class A	333,000	377
	Guangzhou Restaurant Group Co. Ltd. Class A	176,060	377
	Tongyu Heavy Industry Co. Ltd. Class A	1,418,300	377
	Hubei Yihua Chemical Industry Co. Ltd. Class A	232,800	377
	Baowu Magnesium Technology Co. Ltd. Class A	265,300	376
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	251,700	375
	Leader Harmonious Drive Systems Co. Ltd. Class A	34,153	375
*	Gosuncn Technology Group Co. Ltd. Class A	607,000	374
*,2	Jin Medical International Ltd.	133,044	373
*	Visionox Technology Inc. Class A	429,200	371
	Qianhe Condiment and Food Co. Ltd. Class A	195,542	371
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	28,697	371
	Wuxi Rural Commercial Bank Co. Ltd. Class A	514,700	371
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	43,384	371
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	98,900	370

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	China South City Holdings Ltd.	16,108,000	369
	China Tianying Inc. Class A	577,300	369
	TRS Information Technology Corp. Ltd. Class A	204,300	369
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	159,400	368
	Beijing Haohua Energy Resource Co. Ltd. Class A	330,200	368
	Fibocom Wireless Inc. Class A	212,395	367
	Xinxiang Richful Lube Additive Co. Ltd. Class A	64,600	367
	Hainan Haide Capital Management Co. Ltd. Class A	484,398	367
	Jiangxi Ganyue Expressway Co. Ltd. Class A	519,100	366
	Beijing eGOVA Co. Ltd. Class A	183,673	365
	Beijing GeoEnviron Engineering & Technology Inc. Class A	499,126	364
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	222,700	363
	Wasu Media Holding Co. Ltd. Class A	415,037	363
	Guangdong Advertising Group Co. Ltd. Class A	517,100	363
	Yunnan Energy Investment Co. Ltd. Class A	232,500	363
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	265,200	362
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	362
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	361
	China Tungsten And Hightech Materials Co. Ltd. Class A	302,120	359
*	Xian International Medical Investment Co. Ltd. Class A	550,200	358
	Xinjiang Joinworld Co. Ltd. Class A	379,300	358
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	357
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	335,900	357
	Castech Inc. Class A	111,540	357
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	65,300	355
*	Henan Zhongfu Industry Co. Ltd. Class A	1,048,400	355
	China CAMC Engineering Co. Ltd. Class A	349,700	354
	FAWER Automotive Parts Co. Ltd. Class A	500,400	354
*	Sensteed Hi-tech Group Class A	2,203,200	354
[2]	Helens International Holdings Co. Ltd.	1,329,500	353
	Sichuan Hexie Shuangma Co. Ltd. Class A	208,000	352
	Tibet Urban Development and Investment Co. Ltd. Class A	218,600	352
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	507,700	351
*	Shandong Hi-Speed New Energy Group Ltd.	1,843,600	350
	Giantec Semiconductor Corp. Class A	47,532	350
	Mehow Innovative Ltd. Class A	93,200	350
*	China Aluminum International Engineering Corp. Ltd. Class A	591,800	349
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	152,100	349
	Advanced Technology & Materials Co. Ltd. Class A	293,200	348
	Guizhou Chanhen Chemical Corp. Class A	146,200	348
*	Harbin Pharmaceutical Group Co. Ltd. Class A	803,675	348
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	347
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	344
	Norinco International Cooperation Ltd. Class A	251,860	344
	Anhui Huaheng Biotechnology Co. Ltd. Class A	55,901	343
	Aotecar New Energy Technology Co. Ltd. Class A	1,007,400	342
*	PNC Process Systems Co. Ltd. Class A	111,240	341
	Sanwei Holding Group Co. Ltd. Class A	226,026	341
	Servyou Software Group Co. Ltd. Class A	92,200	341
*	Shenzhen Hello Tech Energy Co. Ltd. Class A	36,495	340
	Beibuwan Port Co. Ltd. Class A	320,019	339
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	279,400	339
	Innuovo Technology Co. Ltd. Class A	420,100	338
	Shenzhen Desay Battery Technology Co. Class A	94,425	337
*,1,2	XJ International Holdings Co. Ltd.	12,692,000	337
	CQ Pharmaceutical Holding Co. Ltd. Class A	513,500	337
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	97,129	336
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	175,270	335
	Qingdao East Steel Tower Stock Co. Ltd. Class A	393,200	335
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	137,662	334
	XTC New Energy Materials Xiamen Co. Ltd. Class A	76,703	334
	Beijing Strong Biotechnologies Inc. Class A	176,600	333
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	332
	Jingjin Equipment Inc. Class A	129,689	332
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	331
	Sino Biological Inc. Class A	36,983	331
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	181,800	330
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A	255,400	329
	China Railway Tielong Container Logistics Co. Ltd. Class A	380,400	329
	Nanjing Vazyme Biotech Co. Ltd. Class A	113,932	328

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	PCI Technology Group Co. Ltd. Class A	600,000	326
	Changzhou Qianhong Biopharma Co. Ltd. Class A	431,800	326
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	326
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	102,600	325
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	324
	Sinofibers Technology Co. Ltd. Class A	105,800	324
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	54,700	324
	Kehua Data Co. Ltd. Class A	118,200	323
	Estun Automation Co. Ltd. Class A (XSEC)	174,400	321
	Shenzhen Leaguer Co. Ltd. Class A	394,400	321
	Liaoning Chengda Biotechnology Co. Ltd. Class A	95,573	321
	FESCO Group Co. Ltd. Class A	147,800	321
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	159,400	320
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	320
	Wondershare Technology Group Co. Ltd. Class A	47,405	319
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	319
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	319
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	319
	Loncin Motor Co. Ltd. Class A	346,700	318
	Sinosteel Engineering & Technology Co. Ltd. Class A	398,900	318
	China Science Publishing & Media Ltd. Class A	126,700	318
	China Sports Industry Group Co. Ltd. Class A	301,400	318
*	Beijing Compass Technology Development Co. Ltd. Class A	56,800	317
	ZhongMan Petroleum and Natural Gas Group Corp. Ltd. Class A	109,900	317
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	229,800	317
	Jiangsu Azure Corp. Class A	266,900	315
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	56,800	315
	Shanghai Pret Composites Co. Ltd. Class A	273,164	314
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	313
*	Hybio Pharmaceutical Co. Ltd. Class A	236,600	313
	Southern Publishing & Media Co. Ltd. Class A	192,100	313
*	Shanghai Milkground Food Tech Co. Ltd. Class A	166,300	312
	NYOCOR Co. Ltd. Class A	440,200	312
*	CICT Mobile Communication Technology Co. Ltd. Class A	431,973	312
*	UTour Group Co. Ltd. Class A	328,200	311
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	311
	China Bester Group Telecom Co. Ltd. Class A	107,900	310
	Kailuan Energy Chemical Co. Ltd. Class A	361,600	310
	Zhejiang Huatie Emergency Equipment Science and Technology Co. Ltd. Class A	447,300	310
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	434,900	309
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	121,500	309
	Sichuan Injet Electric Co. Ltd. Class A	59,300	309
	Sinomach Automobile Co. Ltd. Class A	359,600	309
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	308
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	57,320	308
*	Shanghai Anlogic Infotech Co. Ltd. Class A	95,223	308
	Advanced Fiber Resources Zhuhai Ltd. Class A	63,790	308
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	450,498	308
	New Guomai Digital Culture Co. Ltd. Class A	211,900	308
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	307
	Zhongtong Bus Co. Ltd. A Class A	183,400	307
*	Dosilicon Co. Ltd. Class A	113,935	307
[1,2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,867,500	306
	Xianhe Co. Ltd. Class A	127,300	306
	Guocheng Mining Co. Ltd. Class A	217,475	304
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	40,038	304
	Jiangxi Ganneng Co. Ltd. Class A	260,624	304
	Guobang Pharma Ltd. Class A	129,698	304
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	303
	Focus Technology Co. Ltd. Class A	84,200	303
	Innovation New Material Technology Co. Ltd. Class A	512,800	303
	Triumph Science & Technology Co. Ltd. Class A	226,100	302
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	301
	Wuxi Boton Technology Co. Ltd. Class A	133,700	300
	Grinm Advanced Materials Co. Ltd. Class A	237,500	300
*	COFCO Biotechnology Co. Ltd. Class A	422,423	299
	China Publishing & Media Co. Ltd. Class A	365,700	299
*	Shenzhen Baoming Technology Co. Ltd. Class A	43,000	299
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	244,900	298
	Hualan Biological Bacterin Inc. Class A	124,700	297

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Chongqing Chuanyi Automation Co. Ltd. Class A	116,740	297
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	296
*	Anhui Golden Seed Winery Co. Ltd. Class A	171,200	296
	Amoy Diagnostics Co. Ltd. Class A	112,420	294
	Yusys Technologies Co. Ltd. Class A	193,680	294
	Xinyu Iron & Steel Co. Ltd. Class A	636,863	293
	Zhejiang Wanma Co. Ltd. Class A	304,500	293
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	293
*	Chongqing Iron & Steel Co. Ltd. Class A	1,933,767	292
	Sichuan Anning Iron and Titanium Co. Ltd. Class A	81,033	292
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	105,120	292
*	Zhewen Interactive Group Co. Ltd. Class A	498,200	292
*	Bio-Thera Solutions Ltd. Class A	96,767	292
	Kunshan Dongwei Technology Co. Ltd. Class A	83,020	291
	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	266,700	291
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	215,200	291
	Chengzhi Co. Ltd. Class A	293,300	290
	CIG Shanghai Co. Ltd. Class A	68,100	290
	Shanghai Haixin Group Co. Class B	1,321,500	289
	XGD Inc. Class A	131,300	289
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	81,900	289
	Zhejiang Hangmin Co. Ltd. Class A	303,300	288
	Windey Energy Technology Group Co. Ltd. Class A	182,832	288
*	TPV Technology Co. Ltd. Class A	1,048,200	288
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	428,600	288
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	287
	Shanghai Datun Energy Resources Co. Ltd. Class A	169,000	287
	Beijing SuperMap Software Co. Ltd. Class A	138,500	286
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	520,243	286
	Shenzhen FRD Science & Technology Co. Ltd. Class A	142,443	286
	Beijing Wandong Medical Technology Co. Ltd. Class A	164,700	286
	Fujian Boss Software Development Co. Ltd. Class A	175,800	285
	Mesnac Co. Ltd. Class A	292,900	283
*	Shenzhen Mason Technologies Co. Ltd. Class A	203,100	283
*,2	LVGEM China Real Estate Investment Co. Ltd.	3,802,000	282
*	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	282
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	282
	Hangzhou Sunrise Technology Co. Ltd. Class A	140,900	282
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	281
	Chengdu Kanghua Biological Products Co. Ltd. Class A	38,200	281
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	356,704	280
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	159,792	280
	Bmc Medical Co. Ltd. Class A	27,720	280
*	RongFa Nuclear Equipment Co. Ltd. Class A	595,600	280
	Shanghai Yaoji Technology Co. Ltd. Class A	112,000	279
	Shanghai Runda Medical Technology Co. Ltd. Class A	148,300	279
	Central China Land Media Co. Ltd. Class A	196,000	279
*	Primarius Technologies Co. Ltd. Class A	128,997	279
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	278
	Bank of Chongqing Co. Ltd. Class A	276,139	278
	Guomai Technologies Inc. Class A	328,700	277
	Chow Tai Seng Jewellery Co. Ltd. Class A	165,350	277
	Zhejiang Chengchang Technology Co. Ltd. Class A	55,766	277
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	388,828	276
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	276
	Shandong Lukang Pharma Class A	275,900	276
*	Genimous Technology Co. Ltd. Class A	339,100	275
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	275
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	34,961	275
	Yotrio Group Co. Ltd. Class A	750,400	274
	China CYTS Tours Holding Co. Ltd. Class A	198,000	274
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	396,300	274
	Luoniushan Co. Ltd. Class A	395,201	273
*	Tongdao Liepin Group	902,400	273
	TDG Holdings Co. Ltd. Class A	301,800	273
	Zhejiang Narada Power Source Co. Ltd. Class A	227,100	272
	Renhe Pharmacy Co. Ltd. Class A	346,200	271
*	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	271
	Chengdu Hongqi Chain Co. Ltd. Class A	443,200	270
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	213,800	268

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Appotronics Corp. Ltd. Class A	124,485	268
*	C*Core Technology Co. Ltd. Class A	105,976	267
*	Hunan New Wellful Co. Ltd. Class A	315,000	267
*	Wuhan P&S Information Technology Co. Ltd. Class A	408,600	266
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	128,400	265
*	Western Region Gold Co. Ltd. Class A	161,167	265
*	China Reform Health Management and Services Group Co. Ltd. Class A	261,500	265
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	431,900	265
*	Guoguang Electric Co. Ltd. Class A	166,000	264
*	Zotye Automobile Co. Ltd. Class A	1,254,600	264
	Shanghai Liangxin Electrical Co. Ltd. Class A	298,140	263
	Lushang Freda Pharmaceutical Co. Ltd. Class A	294,800	263
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	178,200	263
	ApicHope Pharmaceutical Co. Ltd. Class A	119,100	263
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	134,300	262
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	103,300	261
	Zhongmin Energy Co. Ltd. Class A	355,500	261
	Guotai Epoint Software Co. Ltd. Class A	92,101	260
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	47,934	260
	Sichuan Haite High-tech Co. Ltd. Class A	190,200	258
*	Antong Holdings Co. Ltd. Class A	818,548	258
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	252,641	257
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	56,200	257
	Shenzhen Hopewind Electric Co. Ltd. Class A	123,294	257
	Changchun Faway Automobile Components Co. Ltd. Class A	231,260	256
	PhiChem Corp. Class A	147,800	255
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	255
*	5I5J Holding Group Co. Ltd. Class A	655,800	254
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	484,300	254
	Northeast Pharmaceutical Group Co. Ltd. Class A	458,300	254
	Emei Shan Tourism Co. Ltd. Class A	157,500	254
*	Shenzhen Clou Electronics Co. Ltd. Class A	497,800	253
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	406,000	253
	Yuanjie Semiconductor Technology Co. Ltd. Class A	15,761	253
	Vats Liquor Chain Store Management JSC Ltd. Class A	128,600	252
	Guangdong Tapai Group Co. Ltd. Class A	256,400	251
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	251
	Sichuan EM Technology Co. Ltd. Class A	271,899	251
	Linktel Technologies Co. Ltd. Class A	30,800	251
	Wuxi Paike New Materials Technology Co. Ltd. Class A	34,700	250
	Hand Enterprise Solutions Co. Ltd. Class A	287,200	249
*	China Harzone Industry Corp. Ltd. Class A	264,900	249
	Bros Eastern Co. Ltd. Class A	380,600	249
	Fujian Star-net Communication Co. Ltd. Class A	134,100	247
	IReader Technology Co. Ltd. Class A	101,800	247
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,313,000	247
	Shengda Resources Co. Ltd. Class A	157,300	246
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	307,400	246
	Guangdong Shirongzhaoye Co. Ltd. Class A	285,700	246
	Lingyun Industrial Corp. Ltd. Class A	195,500	246
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	245
	B-Soft Co. Ltd. Class A	513,630	245
	JS Corrugating Machinery Co. Ltd. Class A	155,700	245
	Shenzhen Topway Video Communication Co. Ltd. Class A	231,400	245
	Guangzhou Guangri Stock Co. Ltd. Class A	167,400	245
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	244
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	108,400	244
	Shanghai AtHub Co. Ltd. Class A	133,588	243
	Weaver Network Technology Co. Ltd. Class A	59,000	243
	Beijing CTJ Information Technology Co. Ltd. Class A	88,543	243
	Top Energy Co. Ltd. Shanxi Class A	331,200	243
	Shanxi Blue Flame Holding Co. Ltd. Class A	291,800	242
	Guangxi Energy Co. Ltd. Class A	422,200	241
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	240
	Jinko Power Technology Co. Ltd. Class A	761,000	240
*	New Journey Health Technology Group Co. Ltd. Class A	970,100	240
	Semitronix Corp. Class A	41,300	240
	Changhong Meiling Co. Ltd. Class A	210,300	240
	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	239
	Sino Wealth Electronic Ltd. Class A	85,129	239

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	143,100	238
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	238
	Moon Environment Technology Co. Ltd. Class A	192,700	238
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	242,200	238
	Suplet Power Co. Ltd. Class A	161,388	238
	Huadian Heavy Industries Co. Ltd. Class A	351,500	238
	Dashang Co. Ltd. Class A	106,260	237
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	300,000	237
*	Shenyang Jinbei Automotive Co. Ltd. Class A	398,600	237
	Ningbo Yongxin Optics Co. Ltd. Class A	29,600	237
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	236
	Qingdao Gaoce Technology Co. Ltd. Class A	138,875	236
	Guangdong Vanward New Electric Co. Ltd. Class A	180,100	236
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	327,600	235
	Guizhou Tyre Co. Ltd. Class A	347,692	235
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	121,500	235
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	234
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	311,013	233
*,1,2	CStone Pharmaceuticals	1,459,000	232
*	Greatoo Intelligent Equipment Inc. Class A	670,700	232
*	Sun Create Electronics Co. Ltd. Class A	91,500	232
*	China Express Airlines Co. Ltd. Class A	265,800	231
*	Fulin Precision Co. Ltd. Class A	256,500	231
	Zhongyuan Environment-Protection Co. Ltd. Class A	219,700	230
	Jade Bird Fire Co. Ltd. Class A	145,600	230
*	Nantong Jiangshan Agrochemical & Chemical LLC Class A	129,815	230
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	203,900	230
	Henan Yuguang Gold & Lead Co. Ltd. Class A	278,100	229
	City Development Environment Co. Ltd. Class A	139,720	229
	Ningbo Peacebird Fashion Co. Ltd. Class A	121,100	229
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	229
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	229
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	227
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	226
	Sumavision Technologies Co. Ltd. Class A	393,700	225
	CTS International Logistics Corp. Ltd. Class A	291,080	225
	Chengdu Guoguang Electric Co. Ltd. Class A	32,444	225
	Hubei Chutian Smart Communication Co. Ltd. Class A	367,300	225
	Tibet Tianlu Co. Ltd. Class A	371,100	224
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	208,700	224
*	Wencan Group Co. Ltd. Class A	64,897	224
	Jangho Group Co. Ltd. Class A	337,200	224
	Ningxia Building Materials Group Co. Ltd. Class A	142,700	224
*	JoulWatt Technology Co. Ltd. Class A	100,506	224
	Chengdu ALD Aviation Manufacturing Corp. Class A	110,554	223
	Zhejiang Yasha Decoration Co. Ltd. Class A	485,100	222
	Jiangsu Huaxicun Co. Ltd. Class A	279,500	222
	Shenzhen Sunline Tech Co. Ltd. Class A	204,000	222
	Qiming Information Technology Co. Ltd. Class A	64,000	222
	Fujian Expressway Development Co. Ltd. Class A	433,000	222
*,1,2	Shimao Services Holdings Ltd.	2,329,000	221
	Foran Energy Group Co. Ltd. Class A	155,036	221
*	Dongfeng Electronic Technology Co. Ltd. Class A	174,100	221
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	74,971	220
	Shanghai Baolong Automotive Corp. Class A	49,100	220
	Sanquan Food Co. Ltd. Class A	142,674	219
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	219
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	219
*	INKON Life Technology Co. Ltd. Class A	206,800	219
	Jiangsu Yunyi Electric Co. Ltd. Class A	248,700	219
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	218
	Edan Instruments Inc. Class A	189,000	218
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	272,400	217
	Fujian Apex Software Co. Ltd. Class A	48,240	217
*	Guangdong Shaoneng Group Co. Ltd. Class A	406,700	216
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	699,900	216
	Jinlei Technology Co. Ltd. Class A	93,100	215
	Changchun BCHT Biotechnology Co. Ltd. Class A	51,410	215
*	Wutong Holding Group Co. Ltd. Class A	460,000	214
	Foshan Electrical and Lighting Co. Ltd. Class A	326,800	214

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Toyou Feiji Electronics Co. Ltd. Class A	140,900	214
*	Nations Technologies Inc. Class A	142,300	213
	Chengdu Bright Eye Hospital Co. Ltd. Class A	40,500	213
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	317,200	212
	Winall Hi-Tech Seed Co. Ltd. Class A	242,550	212
	Shenzhen Xinyichang Technology Co. Ltd. Class A	32,659	212
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	120,757	211
	Zhende Medical Co. Ltd. Class A	71,800	211
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	211
	Archermind Technology Nanjing Co. Ltd. Class A	49,530	211
	Kidswant Children Products Co. Ltd. Class A	282,900	211
	ZheJiang Dali Technology Co. Ltd. Class A	114,720	210
*	China Union Holdings Ltd. Class A	498,200	210
*	Tianjin Trolia Information Technology Co. Ltd. Class A	848,300	209
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	208
	Henan Zhongyuan Expressway Co. Ltd. Class A	405,000	208
	Chengdu RML Technology Co. Ltd. Class A	30,695	208
	Baoxiniao Holding Co. Ltd. Class A	356,800	208
	China Television Media Ltd. Class A	99,900	208
	Xilinmen Furniture Co. Ltd. Class A	99,600	207
	Unilumin Group Co. Ltd. Class A	293,000	206
	Kuangda Technology Group Co. Ltd. Class A	395,000	206
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	109,000	205
	JSTI Group Class A	201,500	205
	Rianlon Corp. Class A	59,700	205
*	Cccg Real Estate Corp. Ltd. Class A	182,200	205
*	Foshan Yowant Technology Co. Ltd. Class A	325,500	205
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	204
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	112,400	204
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	161,200	203
*	China High Speed Railway Technology Co. Ltd. Class A	686,900	203
	ZWSOFT Co. Ltd. Guangzhou Class A	22,030	203
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	202
	Changshu Tianyin Electromechanical Co. Ltd. Class A	99,600	201
	Anhui Yingliu Electromechanical Co. Ltd. Class A	118,500	201
	Huangshan Novel Co. Ltd. Class A	154,900	200
	Lancy Co. Ltd. Class A	104,400	199
	Hainan Expressway Co. Ltd. Class A	312,300	199
	Jinhui Liquor Co. Ltd. Class A	77,400	198
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	198
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	242,800	197
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	51,700	197
*	Focused Photonics Hangzhou Inc. Class A	116,800	196
	Shanghai Baosteel Packaging Co. Ltd. Class A	293,800	196
*	Orient International Enterprise Ltd. Class A	243,200	196
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	195
	Shenma Industry Co. Ltd. Class A	230,400	195
*	Beijing VRV Software Corp. Ltd. Class A	348,300	194
	Bafang Electric Suzhou Co. Ltd. Class A	73,108	194
	Xiamen International Airport Co. Ltd. Class A	106,300	194
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	194
	EIT Environmental Development Group Co. Ltd. Class A	114,400	194
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	146,062	194
	Henan Liliang Diamond Co. Ltd. Class A	54,900	194
	Bear Electric Appliance Co. Ltd. Class A	28,800	193
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	193
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	192
*	Tangrenshen Group Co. Ltd. Class A	250,200	192
	East China Engineering Science and Technology Co. Ltd. Class A	186,300	192
	Shanghai Highly Group Co. Ltd. Class A	247,400	192
	Beijing North Star Co. Ltd. Class H	2,368,000	191
	Era Co. Ltd. Class A	348,100	191
	Shanghai Bright Meat Group Co. Ltd. Class A	239,591	191
	Hymson Laser Technology Group Co. Ltd. Class A	42,784	191
	Bright Real Estate Group Co. Ltd. Class A	734,600	191
*	Duolun Technology Corp. Ltd. Class A	215,200	191
*	BOE HC SemiTek Corp. Class A	317,800	189
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	776,700	188
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	291,300	188
	Jiangsu Hongdou Industrial Co. Ltd. Class A	632,700	188

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	60,400	187
*	Jiangsu Lopal Tech Co. Ltd. Class A	184,592	187
	North Electro-Optic Co. Ltd. Class A	151,500	187
	Beijing Sanyuan Foods Co. Ltd. Class A	350,300	187
	Wushang Group Co. Ltd. Class A	188,173	186
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	186
*	Nuode New Materials Co. Ltd. Class A	420,892	186
	Jiangsu General Science Technology Co. Ltd. Class A	286,500	186
*	YaGuang Technology Group Co. Ltd. Class A	274,900	185
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	185
	Marssenger Kitchenware Co. Ltd. Class A	93,000	185
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	309,500	184
	Tungkong Inc. Class A	187,000	184
	DLG Exhibitions & Events Corp. Ltd. Class A	240,240	184
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	184
	YanTai Shuangta Food Co. Ltd. Class A	301,100	183
	Riyue Heavy Industry Co. Ltd. Class A	129,000	183
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	183
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	62,100	183
	Goldcard Smart Group Co. Ltd. Class A	121,300	182
	Shenzhen Properties & Resources Development Group Ltd. Class A	176,000	182
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	182
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	179,340	182
*	Datang Huayin Electric Power Co. Ltd. Class A	420,700	182
*	HyUnion Holding Co. Ltd. Class A	247,800	181
	Guangdong Dowstone Technology Co. Ltd. Class A	143,400	181
	Haining China Leather Market Co. Ltd. Class A	410,200	181
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	180
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	100,700	180
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	180
*	Shanghai Medicilon Inc. Class A	40,586	180
*	Nanfang Zhongjin Environment Co. Ltd. Class A	508,800	179
*	Lier Chemical Co. Ltd. Class A	168,680	179
*	Anhui Tatfook Technology Co. Ltd. Class A	183,484	179
	Shenzhen Gongjin Electronics Co. Ltd. Class A	212,400	178
	Shandong New Beiyang Information Technology Co. Ltd. Class A	235,300	178
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	133,900	178
*	Hongbo Co. Ltd. Class A	122,800	177
*	JinJian Cereals Industry Co. Ltd. Class A	213,300	177
	MYS Group Co. Ltd. Class A	500,000	176
*	Beijing Tongtech Co. Ltd. Class A	152,460	176
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	104,100	176
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	158,960	175
	Xinzhi Group Co. Ltd. Class A	103,400	175
	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	175
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	174
	Luyang Energy-Saving Materials Co. Ltd.	109,666	174
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	172
	Ningbo Yunsheng Co. Ltd. Class A	219,500	172
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	171
*	Henan Ancai Hi-Tech Co. Ltd. Class A	305,100	171
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	170
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	170
	Realcan Pharmaceutical Group Co. Ltd. Class A	545,800	169
	Xiamen Xiangyu Co. Ltd. Class A	234,533	169
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	113,940	169
	Shandong Xiantan Co. Ltd. Class A	208,300	167
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	20,718	167
	Chongqing Road & Bridge Co. Ltd. Class A	294,700	167
	Shenzhen Textile Holdings Co. Ltd. Class A	153,300	167
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	285,100	167
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	213,900	166
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	166
	Jinneng Science&Technology Co. Ltd. Class A	234,000	166
	Streamax Technology Co. Ltd. Class A	34,700	166
	Three's Co. Media Group Co. Ltd. Class A	48,234	166
	Changzhou Fusion New Material Co. Ltd. Class A	42,246	166
	Guangdong DFP New Material Group Co. Ltd. Class A	433,200	165
	Zhuzhou Times New Material Technology Co. Ltd. Class A	120,900	165
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	103,000	165

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Client Service International Inc. Class A	117,300	164
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	73,700	164
	Jiangsu Lianyungang Port Co. Ltd. Class A	327,800	164
*	Kunming Yunnei Power Co. Ltd. Class A	639,900	163
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	163
	Shenzhen Noposin Crop Science Co. Ltd. Class A	170,300	163
*	Suzhou Jinfu Technology Co. Ltd. Class A	340,400	163
	Hunan Aihua Group Co. Ltd. Class A	86,843	162
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	183,600	162
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	99,600	161
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	180,700	160
*	Guangdong Guanghua Sci Tech Class A	100,900	159
*	Piesat Information Technology Co. Ltd. Class A	72,798	159
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	125,300	158
*	Anyang Iron & Steel Inc. Class A	780,000	158
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	309,600	157
*	Shenzhen World Union Group Inc. Class A	679,900	156
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	156
	Beyondsoft Corp. Class A	140,900	156
*	Pengxin International Mining Co. Ltd. Class A	470,100	156
*	Lingyuan Iron & Steel Co. Ltd. Class A	818,100	155
	Shanghai Hile Bio-Technology Co. Ltd. Class A	177,800	155
*	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	154
*	Huafu Fashion Co. Ltd. Class A	316,500	151
	Truking Technology Ltd. Class A	148,900	151
*	Zhejiang Tiantie Industry Co. Ltd. Class A	263,094	151
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	679,200	151
*	Sino GeoPhysical Co. Ltd. Class A	83,000	150
*	Zhuhai Bojay Electronics Co. Ltd. Class A	38,900	150
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	120,900	150
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	149
	Goldenmax International Group Ltd. Class A	166,100	149
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	210,200	149
	Daheng New Epoch Technology Inc. Class A	160,200	149
*	Eastern Communications Co. Ltd. Class B	425,350	148
	Shandong Dawn Polymer Co. Ltd. Class A	119,800	148
	Jinhong Gas Co. Ltd. Class A	56,282	148
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	36,552	147
	Ningbo Zhenyu Technology Co. Ltd. Class A	19,994	147
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	145,420	146
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	259,500	146
	Top Resource Energy Co. Ltd. Class A	192,500	146
	Dazhong Transportation Group Co. Ltd. Class B	733,725	145
	KBC Corp. Ltd. Class A	60,870	145
*	Shenzhen Deren Electronic Co. Ltd. Class A	152,571	144
	Shenzhen Click Technology Co. Ltd. Class A	97,400	144
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	143
	Yibin Tianyuan Group Co. Ltd. Class A	263,250	143
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	140
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	139
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	179,877	139
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	137
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	137
*	Wellhope Foods Co. Ltd. Class A	138,800	136
*	Great Chinasoft Technology Co. Ltd. Class A	235,100	136
*	Shanghai STEP Electric Corp. Class A	157,500	134
	Jiangsu Gian Tachnology Co. Ltd. Class A	32,700	132
*	CSG Smart Science&Technology Co. Ltd. Class A	149,700	131
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	131
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	172,100	131
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	36,734	131
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	141,893	130
	Ligao Foods Co. Ltd. Class A	34,900	129
	Jiang Su Suyan Jingshen Co. Ltd. Class A	99,600	129
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	128
	Beijing Water Business Doctor Co. Ltd. Class A	221,500	128
*	Triumph New Energy Co. Ltd. Class A	102,500	128
	Shandong Head Co. Ltd. Class A	80,800	127
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	59,900	126
*	Yueyang Forest & Paper Co. Ltd. Class A	257,200	125

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Zhejiang Jingu Co. Ltd. Class A	185,200	124
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	159,200	124
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	123
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	120,900	123
*	Transwarp Technology Shanghai Co. Ltd. Class A	26,419	122
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	38,752	120
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	120
	Shandong Bohui Paper Industrial Co. Ltd. Class A	191,658	118
*	Xinxiang Chemical Fiber Co. Ltd. Class A	239,300	118
*	AECC Aero Science and Technology Co. Ltd. Class A	53,600	118
	Black Peony Group Co. Ltd. Class A	228,740	117
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	114,100	117
	Hangzhou Onechance Tech Corp. Class A	54,300	116
*	Orient Group Inc. Class A	774,900	115
	Shunfa Hengye Corp. Class A	347,900	115
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	154,200	115
	Guangxi LiuYao Group Co. Ltd. Class A	47,600	114
	Stanley Agricultural Group Co. Ltd. Class A	125,200	114
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	114
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	124,600	114
	Beijing Aerospace Changfeng Co. Ltd. Class A	76,400	112
*	Beijing Watertek Information Technology Co. Ltd. Class A	357,400	111
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	114,300	111
*	Shandong Longda Meishi Co. Ltd. Class A	108,100	110
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	110
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	222,400	110
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	42,400	109
	Jiangsu Etern Co. Ltd. Class A	216,700	109
*	Fujian Snowman Co. Ltd. Class A	149,300	108
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	148,700	108
	Jiangsu Provincial Agricultural Reclamation and Development Corp. Class A (XSSC)	83,400	107
	Sunstone Development Co. Ltd. Class A	66,700	107
	Yechiu Metal Recycling China Ltd. Class A	338,900	107
*	Beijing Philisense Technology Co. Ltd. Class A	264,600	106
*	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	81,900	106
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	105
*	263 Network Communication Co. Ltd. Class A	221,800	104
*	Konka Group Co. Ltd. Class A	295,400	104
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	238,880	104
*	Kingsignal Technology Co. Ltd. Class A	101,800	104
	Time Publishing and Media Co. Ltd. Class A	101,360	104
*	Lecron Industrial Development Group Co. Ltd. Class A	155,600	103
	Monalisa Group Co. Ltd. Class A	87,171	102
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	66,700	102
	Guodian Nanjing Automation Co. Ltd. Class A	137,040	102
	Shenzhen Invt Electric Co. Ltd. Class A	120,500	101
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	322,200	100
	Jenkem Technology Co. Ltd. Class A	12,615	100
*	CITIC Press Corp. Class A	28,800	99
	Shanghai Haixin Group Co. Class A	148,300	99
	Gansu Shangfeng Cement Co. Ltd. Class A	109,920	98
*	Minmetals Development Co. Ltd. Class A	109,546	98
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	23,700	97
*	Delixi New Energy Technology Co. Ltd. Class A	51,100	97
*	ABA Chemicals Corp. Class A	133,500	97
	Insigma Technology Co. Ltd. Class A	143,200	96
	Cheng De Lolo Co. Ltd. Class A	87,100	95
	Guangdong Hybribio Biotech Co. Ltd. Class A	145,287	95
	Hubei Century Network Technology Co. Ltd. Class A	70,100	95
	Sino-Platinum Metals Co. Ltd. Class A	50,263	94
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	21,400	94
	Jiangsu Yinhe Electronics Co. Ltd. Class A	130,800	94
*	Beijing Teamsun Technology Co. Ltd. Class A	170,500	94
*	Ningbo Cixing Co. Ltd. Class A	120,500	94
	Hongli Zhihui Group Co. Ltd. Class A	123,600	93
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	145,400	92
	Tongyu Communication Inc. Class A	62,530	91
*	Shaanxi Construction Machinery Co. Ltd. Class A	273,700	91
	Digiwin Software Co. Ltd. Class A	40,800	91
*	Beijing Baination Pictures Co. Ltd. Class A	155,000	90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	50,300	90
	Qingdao Citymedia Co. Ltd. Class A	100,000	90
	Liaoning Energy Industry Co. Ltd. Class A	225,500	90
*	Beijing Thunisoft Corp. Ltd. Class A	130,800	89
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	51,900	89
	Guangdong Topstar Technology Co. Ltd. Class A	51,400	89
*	Beijing Join-Cheer Software Co. Ltd. Class A	129,600	89
	Center International Group Co. Ltd. Class A	83,000	89
	Shenzhen Topraysolar Co. Ltd. Class A	221,800	89
	Shanxi Guoxin Energy Corp. Ltd. Class A	256,480	88
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	87
*	Beijing Sinohytec Co. Ltd. Class A	29,519	87
	Nanjing Pharmaceutical Co. Ltd. Class A	144,500	87
*	Ningxia Western Venture Industrial Co. Ltd. Class A	149,500	87
	Yabao Pharmaceutical Group Co. Ltd. Class A	109,800	87
*	Baotailong New Materials Co. Ltd. Class A	389,800	87
	Vatti Corp. Ltd. Class A	94,800	86
*	Hiconics Eco-energy Technology Co. Ltd. Class A	136,900	86
*	Phenix Optical Co. Ltd. Class A	39,000	86
	Hanwei Electronics Group Corp. Class A	43,700	84
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	96,900	84
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	217,800	84
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	83
*	Merit Interactive Co. Ltd. Class A	61,100	83
	Xiamen Jihong Technology Co. Ltd. Class A	56,800	83
	Shanxi Coking Co. Ltd. Class A	165,100	83
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	183,200	83
*	Sinodata Co. Ltd. Class A	51,500	83
	Sanjiang Shopping Club Co. Ltd. Class A	75,100	83
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	71,700	83
	Shenzhen Tellus Holding Co. Ltd. Class A	41,700	82
*	Hainan Haiyao Co. Ltd. Class A	195,300	82
	Motic Xiamen Electric Group Co. Ltd. Class A	70,200	82
	Changshu Fengfan Power Equipment Co. Ltd. Class A	148,300	81
*	Hanwang Technology Co. Ltd. Class A	36,200	81
	Hangzhou Weiguang Electronic Co. Ltd. Class A	31,700	80
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	91,500	80
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	223,000	79
*	Yijiahe Technology Co. Ltd. Class A	39,200	79
*	Sinopec Oilfield Equipment Corp. Class A	103,200	79
*	Zhejiang Tony Electronic Co. Ltd. Class A	32,400	79
*	ChangYuan Technology Group Ltd. Class A	147,400	79
	Cangzhou Dahua Co. Ltd. Class A	56,400	79
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	391,700	78
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	76,200	78
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	19,600	78
*	Jishi Media Co. Ltd. Class A	515,000	78
*	Beijing Global Safety Technology Co. Ltd. Class A	32,500	77
	Guizhou Gas Group Corp. Ltd. Class A	85,900	77
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	112,090	77
	Ningxia Jiaze New Energy Co. Ltd. Class A	179,600	77
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	152,300	77
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	76
*	Hengdian Entertainment Co. Ltd. Class A	42,700	76
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	264,600	76
*,3	Guangdong Highsun Group Co. Ltd. Class A	631,300	75
	China Wuyi Co. Ltd. Class A	210,500	74
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	24,087	74
*	Baosheng Science and Technology Innovation Co. Ltd. Class A	152,522	73
*	Suzhou Everbright Photonics Co. Ltd. Class A	16,811	73
	Xiangyu Medical Co. Ltd. Class A	18,533	73
	Shanghai Industrial Development Co. Ltd. Class A	192,700	71
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	77,300	71
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	66,000	68
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	138,900	68
	Hangzhou Jiebai Group Co. Ltd. Class A	80,193	68
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	147,100	67
	Jiangxi Wannianqing Cement Co. Ltd. Class A	102,000	65
*	Zhongfu Information Inc. Class A	36,300	64
*	Tellhow Sci-Tech Co. Ltd. Class A	125,600	64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Zhejiang Huamei Holding Co. Ltd. Class A	151,000	63
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	62
*	Long Yuan Construction Group Co. Ltd. Class A	161,700	61
	Zhejiang NetSun Co. Ltd. Class A	35,600	60
	Cybrid Technologies Inc. Class A	41,300	59
	Shanghai Titan Scientific Co. Ltd. Class A	25,193	59
	Toread Holdings Group Co. Ltd. Class A	87,800	58
*	Guizhou Zhongyida Co. Ltd. Class A	104,600	58
	Solareast Holdings Co. Ltd. Class A	115,300	58
	Suzhou Oriental Semiconductor Co. Ltd. Class A	10,008	57
	Jiangsu Transimage Technology Co. Ltd. Class A	35,100	57
*	DBAPP Security Ltd. Class A	13,825	56
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	33,600	54
	Shenzhen Sinovatio Technology Co. Ltd. Class A	23,700	54
	Ausnutria Dairy Corp. Ltd.	203,432	51
*	Shanghai Hiuv New Materials Co. Ltd. Class A	12,330	51
*	Royal Group Co. Ltd. Class A	120,400	46
*	Dongjiang Environmental Co. Ltd. Class A	87,349	45
*	Moody Technology Holdings Ltd.	7,952,548	45
*	EGing Photovoltaic Technology Co. Ltd. Class A	131,300	45
	Macmic Science & Technology Co. Ltd. Class A	20,924	44
	Shanghai Tianchen Co. Ltd. Class A	63,400	44
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A	290,300	41
	Guizhou Guihang Automotive Components Co. Ltd. Class A	26,200	38
	Rainbow Digital Commercial Co. Ltd. Class A	61,700	37
*,1	Archosaur Games Inc.	219,657	34
*	Shanghai Guijiu Co. Ltd. Class A	29,400	28
[1]	China Everbright Greentech Ltd.	288,185	25
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	24
	Changzheng Engineering Technology Co. Ltd. Class A	12,200	21
*,3	Blivex Technology Co. Ltd. Class A	1,301,479	20
	Hongrun Construction Group Co. Ltd. Class A	38,600	20
	Beijing North Star Co. Ltd. Class A	101,400	19
	ZhongYeDa Electric Co. Ltd. Class A	18,500	19
	Joeone Co. Ltd. Class A	17,100	19
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	14
*	Road King Infrastructure Ltd.	59,362	8
*	Yuzhou Group Holdings Co. Ltd.	906,659	8
*,1	Peijia Medical Ltd.	7,236	2
*	Chongqing Iron & Steel Co. Ltd. Class H	1,500	—
*,3	Boshiwa International Holding Ltd.	469,000	—
*,3	China Fishery Group Ltd.	578,512	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
*,3	China Zhongwang Holdings Ltd.	4,366,000	—
			460,912
Denmark (1.9%)
*	Zealand Pharma A/S	234,173	31,548
*	NKT A/S	184,239	16,585
	Ringkjoebing Landbobank A/S	88,614	15,684
*	Royal Unibrew A/S	172,577	13,550
*	GN Store Nord A/S	500,442	13,150
	Jyske Bank A/S (Registered)	158,895	12,954
*	Ambu A/S Class B	623,462	12,660
*	ALK-Abello A/S	457,028	10,301
	FLSmidth & Co. A/S	194,843	9,940
	Sydbank A/S	180,809	9,748
	ISS A/S	527,798	9,647
	Topdanmark A/S	149,672	8,151
*,2	Bavarian Nordic A/S	214,641	5,785
	Alm Brand A/S	2,918,068	5,567
	Spar Nord Bank A/S	261,449	5,332
	Torm plc Class A	134,277	5,200
*,1	Netcompany Group A/S	112,884	4,805
	Schouw & Co. A/S	43,284	3,572
	D/S Norden A/S	73,175	3,165
	Chemometec A/S	53,171	2,948
	Dfds A/S	102,642	2,815
[1]	Scandinavian Tobacco Group A/S	185,138	2,712

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	NTG Nordic Transport Group A/S	57,853	2,454
			208,273
Egypt (0.1%)
	Talaat Moustafa Group	3,377,633	3,911
	Eastern Co. SAE	4,695,629	2,161
*	EFG Holding SAE	4,357,684	1,895
*	Fawry for Banking & Payment Technology Services SAE	9,945,323	1,411
	ElSewedy Electric Co.	337,032	328
	Madinet Masr For Housing & Development	3,146,373	268
			9,974
Finland (1.0%)
	Konecranes OYJ	244,759	17,097
	Huhtamaki OYJ	331,898	13,448
	Kemira OYJ	393,576	8,898
	Cargotec OYJ Class B	149,454	7,618
	Mandatum OYJ	1,617,620	7,492
	TietoEVRY OYJ (XHEL)	314,701	6,382
*	QT Group OYJ	66,156	5,887
*	Kojamo OYJ	552,841	5,467
	Outokumpu OYJ	1,230,131	4,435
*	Kalmar OYJ Class B	149,454	4,419
	Nokian Renkaat OYJ	417,549	3,810
	Metsa Board OYJ Class B	483,673	3,696
[1]	Terveystalo OYJ	261,994	2,922
	Revenio Group OYJ	76,128	2,367
	Tokmanni Group Corp.	170,286	2,085
	Sanoma OYJ	244,143	1,805
	YIT OYJ	622,106	1,562
	Citycon OYJ	284,739	1,254
	TietoEVRY OYJ	56,975	1,163
	F-Secure OYJ	376,421	845
*	Finnair OYJ	289,343	737
			103,389
France (2.4%)
	SPIE SA	467,077	18,055
	Gaztransport Et Technigaz SA	119,928	17,671
	Elis SA	595,137	13,763
	Nexans SA	103,752	13,410
	Technip Energies NV	472,024	12,025
	Alten SA	102,025	11,221
	Rubis SCA	327,712	10,264
	Sopra Steria Group	49,381	9,153
*	Vallourec SACA	560,728	9,066
	IPSOS SA	131,751	8,131
*	Ubisoft Entertainment SA	351,618	7,223
[1]	Verallia SA	236,400	6,954
	SES SA	1,225,283	6,625
	Forvia SE	543,203	6,362
	Virbac SACA	14,724	5,605
	Coface SA	367,945	5,571
	Societe BIC SA	81,388	5,106
	Imerys SA	132,460	4,501
*	ID Logistics Group SACA	9,070	4,386
[2]	VusionGroup	27,312	3,981
	Mercialys SA	295,958	3,750
	Interparfums SA	73,384	3,729
*,2	Air France-KLM	406,921	3,618
	Carmila SA	188,699	3,408
	Trigano SA	28,290	3,317
	ARGAN SA	39,067	3,193
	Television Francaise 1 SA	339,639	2,989
*,2	Eutelsat Communications SACA	540,086	2,791
	Eramet SA	31,586	2,683
	Metropole Television SA	203,020	2,650
	ICADE	115,601	2,569
	Quadient SA	117,715	2,335
	Altarea SCA	20,346	2,196
	Vicat SACA	55,935	1,945
	Opmobility	179,608	1,883

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Mersen SA	52,551	1,822
*	Exclusive Networks SA	66,891	1,683
	Peugeot Invest SA	17,884	1,619
*	Nexity SA	141,367	1,593
	Lagardere SA	64,567	1,571
	Derichebourg SA	297,609	1,533
	Vetoquinol SA	13,604	1,484
*	Voltalia SA (Registered)	129,969	1,445
*,1	Elior Group SA	392,925	1,364
*	Viridien	24,964	1,295
	Antin Infrastructure Partners SA	93,206	1,262
	Beneteau SACA	126,964	1,238
*,1	X-Fab Silicon Foundries SE	190,481	1,219
	Etablissements Maurel et Prom SA	198,509	1,212
*,2	Valneva SE	324,977	1,158
	Fnac Darty SA	38,219	1,134
	Lisi SA	35,618	981
	Manitou BF SA	41,765	966
	GL Events SACA	41,305	847
[2]	Equasens	15,167	790
*,2	OVH Groupe SAS	105,625	681
*,2	Euroapi SA	127,782	516
	Jacquet Metals SACA	30,692	506
	Boiron SA	14,213	499
	LISI SA (XPAR)	15,420	425
*	Emeis SA	37,141	416
	Esso SA Francaise	2,126	334
*,1,2	Aramis Group SAS	60,452	307
*,2	Believe SA	16,642	248
	Bonduelle SCA	32,629	226
*	Casino Guichard Perrachon SA	27,492	104
	LISI	362	10
			252,617
Germany (2.6%)
	Gerresheimer AG	118,706	12,273
	Freenet AG	408,565	11,306
*	TUI AG	1,543,644	9,955
	AIXTRON SE	367,748	8,587
	Aurubis AG	103,040	8,036
	K&S AG (Registered)	613,554	7,904
*	TAG Immobilien AG	522,566	7,873
[2]	HUGO BOSS AG	196,855	7,823
	LANXESS AG	294,912	7,699
	Stroeer SE & Co. KGaA	108,520	7,337
	Hensoldt AG	197,361	7,303
*	Nordex SE	480,600	7,286
	Krones AG	50,153	6,785
*,1	TeamViewer SE	486,497	6,561
	United Internet AG (Registered)	275,747	6,116
	Siltronic AG	70,904	5,782
*	Encavis AG	296,305	5,553
*,2	Evotec SE	544,384	5,129
*	Aroundtown SA	2,366,247	5,048
	Bilfinger SE	88,899	4,984
	Jenoptik AG	170,463	4,860
*	Hypoport SE	14,625	4,347
[1]	Befesa SA	138,053	4,286
	CANCOM SE	116,775	4,143
*,1	Redcare Pharmacy NV	27,646	4,139
	Stabilus SE	82,831	4,053
	Schott Pharma AG & Co. KGaA	116,449	4,013
	flatexDEGIRO AG	282,988	3,996
*	Grand City Properties SA	337,793	3,982
[2]	ProSiebenSat.1 Media SE	569,229	3,905
[2]	Atoss Software SE	25,666	3,784
	Duerr AG	167,116	3,676
*	HelloFresh SE	552,948	3,454
	Kontron AG	142,593	3,021
	GRENKE AG	87,693	2,708

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*,1	Auto1 Group SE	318,799	2,684
	Suedzucker AG	195,247	2,572
*	Nagarro SE	29,128	2,533
	1&1 AG	157,189	2,530
	KWS Saat SE & Co. KGaA	36,296	2,519
	Hornbach Holding AG & Co. KGaA	30,383	2,490
[2]	Elmos Semiconductor SE	29,174	2,385
[2]	PNE AG	149,528	2,377
	Deutz AG	408,418	2,352
[2]	Salzgitter AG	130,139	2,333
*,1,2	Deutsche Pfandbriefbank AG	408,968	2,308
	Eckert & Ziegler SE	48,908	2,289
	Dermapharm Holding SE	57,584	2,206
	METRO AG	446,174	2,032
	Norma Group SE	108,655	2,019
*	Ionos SE	73,990	1,955
*	CECONOMY AG	628,934	1,897
	Vossloh AG	32,460	1,726
	Energiekontor AG	24,202	1,702
	Indus Holding AG	64,203	1,555
	GFT Technologies SE	59,467	1,527
[2]	Deutsche EuroShop AG	54,947	1,439
	Wacker Neuson SE	91,398	1,423
[2]	Deutsche Beteiligungs AG	52,228	1,395
	CompuGroup Medical SE & Co. KGaA	80,335	1,393
*,2	Encavis AG (XETR)	74,076	1,362
	Hamburger Hafen und Logistik AG (XETR)	80,469	1,350
	Adtran Networks SE	64,228	1,337
	Takkt AG	114,062	1,322
[2]	Adesso SE	13,198	1,305
	Verbio SE	68,651	1,291
*,2	SGL Carbon SE	180,670	1,213
	Kloeckner & Co. SE	209,465	1,156
	PATRIZIA SE	143,185	1,128
[2]	STRATEC SE	25,091	1,102
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	107,749	1,017
	Wuestenrot & Wuerttembergische AG	73,364	991
	Vitesco Technologies Group AG (XETR)	15,618	947
*,2,3	MorphoSys AG	12,760	939
	SMA Solar Technology AG	30,820	829
	New Work SE	10,584	756
*,2	BayWa AG	47,048	661
	Secunet Security Networks AG	4,696	621
*	About You Holding SE	155,948	589
	RENK Group AG	19,762	559
*	Basler AG	41,651	444
[2]	ElringKlinger AG	80,766	422
	Pfeiffer Vacuum Technology AG	2,322	396
	Draegerwerk AG & Co. KGaA (XETR)	3,536	176
[2]	Hamburger Hafen und Logistik AG	4,235	77
			281,338
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	209,839	1,090
	Fourlis Holdings SA	140,956	600
	Intracom Holdings SA (Registered)	137,981	497
	Ideal Holdings SA	57,663	368
			2,555
Hong Kong (0.5%)
	Pacific Basin Shipping Ltd.	16,050,532	4,819
	United Laboratories International Holdings Ltd.	3,372,500	3,874
	Stella International Holdings Ltd.	1,992,500	3,321
*	CGN Mining Co. Ltd.	8,510,000	2,387
	Fortune REIT	4,608,589	2,207
*	Cowell e Holdings Inc.	803,000	2,203
	Luk Fook Holdings International Ltd.	1,103,399	2,170
*	Mongolian Mining Corp.	1,761,000	1,879
	Dah Sing Financial Holdings Ltd.	558,800	1,462
	CITIC Telecom International Holdings Ltd.	4,497,004	1,198
	Jinchuan Group International Resources Co. Ltd.	16,659,000	1,171

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Cafe de Coral Holdings Ltd.	1,074,000	1,106
	VSTECS Holdings Ltd.	2,008,000	1,105
	Theme International Holdings Ltd.	17,638,347	1,017
[2]	Value Partners Group Ltd.	5,038,434	1,000
	K Wah International Holdings Ltd.	4,415,398	988
*,1,2	Everest Medicines Ltd.	384,500	962
*	IGG Inc.	2,631,000	953
*,2	Vobile Group Ltd.	5,615,000	941
*	Realord Group Holdings Ltd.	1,332,000	912
[2]	HKBN Ltd.	2,818,129	893
[1]	Js Global Lifestyle Co. Ltd.	4,412,000	882
	Truly International Holdings Ltd.	6,273,000	836
	Giordano International Ltd.	4,111,735	831
	SmarTone Telecommunications Holdings Ltd.	1,623,230	779
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	701,000	772
	Chow Sang Sang Holdings International Ltd.	873,565	742
	Sunlight REIT	3,328,072	724
	Prosperity REIT	4,094,000	697
	SUNeVision Holdings Ltd.	1,827,000	642
	Guotai Junan International Holdings Ltd.	7,116,000	609
	Far East Consortium International Ltd.	4,226,043	606
*	Texhong International Group Ltd.	1,099,500	562
*,1	IMAX China Holding Inc.	514,600	553
	Singamas Container Holdings Ltd.	5,413,960	521
	Asia Cement China Holdings Corp.	1,403,500	518
[2]	LK Technology Holdings Ltd.	1,404,475	518
*	C-Mer Medical Holdings Ltd.	1,474,000	494
*,2	Hong Kong Technology Venture Co. Ltd.	2,145,000	489
*	Shun Tak Holdings Ltd.	4,912,000	485
	CITIC Resources Holdings Ltd.	9,572,000	477
*,2	Television Broadcasts Ltd.	1,099,600	445
*	Sa Sa International Holdings Ltd.	4,586,000	428
*,2	Powerlong Real Estate Holdings Ltd.	5,301,000	407
*,1	Fosun Tourism Group	791,200	382
*,1	Jacobio Pharmaceuticals Group Co. Ltd.	1,458,600	315
*	OCI International Holdings Ltd.	2,594,725	257
*,1	Frontage Holdings Corp.	2,406,000	231
*	Kingkey Financial International Holdings Ltd.	21,434,234	230
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,626,000	210
[2]	EC Healthcare	1,461,000	196
*,1	Sirnaomics Ltd.	270,078	158
*,3	Apollo Future Mobility Group Ltd.	665,160	56
*	Renze Harvest International Ltd.	2,062,655	28
*	Esprit Holdings Ltd.	16,350	—
*,3	Convoy Inc.	26,130,000	—
			52,648
Iceland (0.0%)
	Sjova-Almennar Tryggingar HF	2,906,809	778
	Vatryggingafelag Islands HF	5,982,665	654
	Siminn HF	8,440,404	573
	Olgerdin Egill Skallagrims HF	4,106,813	523
			2,528
India (8.4%)
	Crompton Greaves Consumer Electricals Ltd.	2,176,239	11,749
	Fortis Healthcare Ltd.	1,673,955	10,044
	KEI Industries Ltd.	190,620	9,889
	Amara Raja Energy & Mobility Ltd.	456,644	8,894
*	Delhivery Ltd.	1,825,230	8,830
	Blue Star Ltd.	425,557	8,786
	Computer Age Management Services Ltd.	158,568	8,610
	360 One Wam Ltd.	634,636	8,603
	Apollo Tyres Ltd.	1,256,297	8,362
	JK Cement Ltd.	157,396	8,320
[1]	Cochin Shipyard Ltd.	245,054	7,692
	Carborundum Universal Ltd.	370,528	7,625
	Tata Chemicals Ltd.	543,701	7,283
	National Aluminium Co. Ltd.	3,002,984	6,988
	BSE Ltd.	225,014	6,902
	Brigade Enterprises Ltd.	425,063	6,405

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Apar Industries Ltd.	57,590	6,356
	Housing & Urban Development Corp. Ltd.	1,694,461	6,346
	Elgi Equipments Ltd.	744,468	6,172
	Sundram Fasteners Ltd.	367,058	6,149
	NCC Ltd.	1,430,387	6,144
	Cyient Ltd.	289,872	6,098
	Cholamandalam Financial Holdings Ltd.	331,955	6,021
	IDFC Ltd.	4,443,223	5,991
	IIFL Finance Ltd.	1,108,986	5,870
	Escorts Kubota Ltd.	116,177	5,799
*	Aditya Birla Fashion and Retail Ltd.	1,407,665	5,794
	Sonata Software Ltd.	654,740	5,775
	Great Eastern Shipping Co. Ltd.	344,514	5,723
	Timken India Ltd.	109,007	5,565
	Radico Khaitan Ltd.	269,329	5,554
	Kalpataru Projects International Ltd.	336,126	5,521
	Ramco Cements Ltd.	549,399	5,430
	Atul Ltd.	56,960	5,428
	SKF India Ltd.	80,670	5,406
	Navin Fluorine International Ltd.	117,927	5,365
	JB Chemicals & Pharmaceuticals Ltd.	227,330	5,230
	Central Depository Services India Ltd.	171,915	5,165
	Motherson Sumi Wiring India Ltd.	5,788,561	5,117
	Titagarh Rail System Ltd.	261,929	5,116
	Angel One Ltd.	195,238	5,070
	Redington Ltd.	1,981,412	5,030
	Hitachi Energy India Ltd.	36,060	5,008
	Century Textiles & Industries Ltd.	177,132	4,948
	Grindwell Norton Ltd.	159,626	4,940
	Kajaria Ceramics Ltd.	276,643	4,903
*	Kaynes Technology India Ltd.	91,892	4,890
*	PVR Inox Ltd.	271,929	4,880
	Natco Pharma Ltd.	299,128	4,880
	Ajanta Pharma Ltd.	149,565	4,821
	Manappuram Finance Ltd.	1,873,299	4,803
	Finolex Cables Ltd.	261,432	4,794
	NBCC India Ltd.	2,174,449	4,722
	CESC Ltd.	2,232,666	4,617
	Aegis Logistics Ltd.	459,457	4,561
	HFCL Ltd.	2,809,166	4,532
*	KEC International Ltd.	407,024	4,516
	Mahanagar Gas Ltd.	198,851	4,447
	Multi Commodity Exchange of India Ltd.	86,449	4,440
*,1	Krishna Institute of Medical Sciences Ltd.	172,139	4,421
	Swan Energy Ltd.	486,303	4,402
	Bharat Dynamics Ltd.	250,937	4,384
	Kirloskar Oil Engines Ltd.	293,851	4,341
	Birlasoft Ltd.	526,980	4,266
*	Suven Pharmaceuticals Ltd.	356,136	4,246
	Himadri Speciality Chemical Ltd.	815,568	4,182
*	Ratnamani Metals & Tubes Ltd.	96,426	4,176
	ZF Commercial Vehicle Control Systems India Ltd.	21,093	3,993
	Gujarat State Petronet Ltd.	978,229	3,975
	Piramal Pharma Ltd.	1,868,048	3,938
[1]	Aster DM Healthcare Ltd.	938,442	3,902
	Motilal Oswal Financial Services Ltd.	489,768	3,861
	Finolex Industries Ltd.	1,008,940	3,848
*	Jaiprakash Power Ventures Ltd.	16,142,300	3,838
	Lakshmi Machine Works Ltd.	20,397	3,813
	Zensar Technologies Ltd.	399,898	3,801
*	Global Health Ltd.	255,575	3,798
	Karur Vysya Bank Ltd.	1,368,822	3,784
*	Reliance Power Ltd.	9,583,555	3,767
*,1	Tejas Networks Ltd.	253,667	3,767
	Intellect Design Arena Ltd.	321,880	3,736
*	Narayana Hrudayalaya Ltd.	247,180	3,714
*,1	Lemon Tree Hotels Ltd.	2,043,969	3,686
	EIH Ltd.	693,541	3,657
	Praj Industries Ltd.	426,610	3,603
	IRB Infrastructure Developers Ltd.	4,519,459	3,598

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	UTI Asset Management Co. Ltd.	289,853	3,594
	BEML Ltd.	65,058	3,558
*	Affle India Ltd.	195,757	3,539
	Granules India Ltd.	468,385	3,529
[1]	IndiaMart InterMesh Ltd.	99,676	3,511
[1]	Endurance Technologies Ltd.	112,775	3,509
[1]	Indian Energy Exchange Ltd.	1,523,464	3,506
	Data Patterns India Ltd.	91,195	3,485
	Sammaan Capital Ltd.	1,662,840	3,472
	Firstsource Solutions Ltd.	1,057,188	3,464
	Welspun Corp. Ltd.	450,963	3,463
	Chambal Fertilizers and Chemicals Ltd.	555,761	3,448
*	India Cements Ltd.	786,252	3,434
	Tata Investment Corp. Ltd.	45,144	3,427
	EID Parry India Ltd.	347,050	3,410
	Sobha Ltd. (XNSE)	157,936	3,404
	Voltamp Transformers Ltd.	21,011	3,397
	CMS Info Systems Ltd.	490,608	3,385
	Triveni Turbine Ltd.	468,598	3,340
*	Aavas Financiers Ltd.	164,581	3,304
	Can Fin Homes Ltd.	323,928	3,292
*	Amber Enterprises India Ltd.	63,363	3,288
*,1	PNB Housing Finance Ltd. (XNSE)	338,785	3,267
	Hindustan Copper Ltd.	835,943	3,224
	Ramkrishna Forgings Ltd.	313,259	3,217
	Poly Medicure Ltd.	143,578	3,213
	V-Guard Industries Ltd.	578,098	3,180
	JBM Auto Ltd.	129,510	3,176
	Jindal Saw Ltd.	406,609	3,156
*	Hindustan Construction Co. Ltd.	4,666,421	3,118
*	Devyani International Ltd.	1,441,222	3,094
	Asahi India Glass Ltd.	387,237	3,086
*	Wockhardt Ltd.	278,758	3,079
	Jupiter Wagons Ltd.	417,303	3,049
	BASF India Ltd.	40,628	3,030
	CRISIL Ltd.	57,642	3,021
	Engineers India Ltd.	953,896	2,994
[1]	Mindspace Business Parks REIT	730,615	2,991
*	Lloyds Metals & Energy Ltd.	340,313	2,979
*	Sterling and Wilson Renewable	355,633	2,928
	HBL Power Systems Ltd.	389,899	2,892
[1]	IRCON International Ltd.	834,947	2,889
	Pfizer Ltd.	42,689	2,884
	Neuland Laboratories Ltd.	27,556	2,884
	Jyothy Labs Ltd.	453,838	2,862
	KPR Mill Ltd.	274,666	2,858
	Electrosteel Castings Ltd.	1,093,765	2,838
	TVS Holdings Ltd.	17,111	2,824
*	Sapphire Foods India Ltd.	140,771	2,781
	CreditAccess Grameen Ltd.	174,569	2,772
*	Reliance Infrastructure Ltd.	1,115,627	2,771
	Olectra Greentech Ltd.	135,033	2,770
*	NMDC Steel Ltd.	3,962,383	2,766
	Raymond Ltd.	117,438	2,765
	Strides Pharma Science Ltd.	213,054	2,725
*	Nuvama Wealth Management Ltd.	35,685	2,711
	Gujarat Pipavav Port Ltd.	981,209	2,705
	CIE Automotive India Ltd.	381,181	2,685
[1]	PowerGrid Infrastructure Investment Trust	2,330,842	2,673
[1]	ICICI Securities Ltd.	288,938	2,670
*	Equinox India Developments Ltd.	1,601,820	2,608
	Tanla Platforms Ltd.	217,874	2,593
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	232,692	2,590
	City Union Bank Ltd.	1,252,348	2,581
	Sumitomo Chemical India Ltd.	414,378	2,571
	Vardhman Textiles Ltd.	393,422	2,568
	Vinati Organics Ltd.	97,063	2,564
	Bank of Maharashtra	3,188,669	2,558
	Newgen Software Technologies Ltd.	206,799	2,553
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	297,255	2,537

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Usha Martin Ltd.	554,512	2,521
	Sanofi India Ltd.	31,900	2,520
	Jubilant Pharmova Ltd.	271,595	2,515
	Aptus Value Housing Finance India Ltd.	648,507	2,451
	Gokaldas Exports Ltd.	209,553	2,412
	Anand Rathi Wealth Ltd.	53,147	2,405
*	Ceat Ltd.	74,290	2,389
	Zydus Wellness Ltd.	83,262	2,388
*	Inox Wind Ltd.	1,080,644	2,379
	Balrampur Chini Mills Ltd.	411,344	2,367
*	Chalet Hotels Ltd.	232,234	2,345
	Gujarat State Fertilizers & Chemicals Ltd.	792,127	2,336
*	IFCI Ltd.	2,223,765	2,328
	DCM Shriram Ltd.	182,215	2,310
	ION Exchange India Ltd.	276,590	2,303
	Welspun India Ltd.	1,043,534	2,293
	PNC Infratech Ltd.	377,599	2,288
	PTC India Ltd.	844,724	2,284
	JK Lakshmi Cement Ltd.	215,016	2,283
	Godawari Power and Ispat Ltd.	169,147	2,276
	Elecon Engineering Co. Ltd.	301,572	2,274
	Rainbow Children's Medicare Ltd.	159,544	2,260
	KNR Constructions Ltd.	465,848	2,259
	Craftsman Automation Ltd.	33,528	2,241
[1]	Metropolis Healthcare Ltd.	87,990	2,232
	Alembic Pharmaceuticals Ltd.	157,829	2,228
	Westlife Foodworld Ltd.	224,041	2,221
[1]	Godrej Agrovet Ltd.	215,508	2,196
	Happiest Minds Technologies Ltd.	225,029	2,192
*,1	Equitas Small Finance Bank Ltd.	2,259,567	2,187
	Arvind Ltd.	482,787	2,182
	KSB Ltd.	188,760	2,170
	Bombay Burmah Trading Co.	79,472	2,169
	JK Tyre & Industries Ltd.	402,711	2,147
	Nexus Select Trust	1,142,370	2,088
	Cera Sanitaryware Ltd.	19,424	2,076
	CCL Products India Ltd.	255,700	2,063
	eClerx Services Ltd.	71,332	2,046
	Blue Dart Express Ltd.	20,913	2,044
	Safari Industries India Ltd.	81,670	2,023
[1]	Quess Corp. Ltd.	236,097	2,020
	Trident Ltd.	4,242,560	2,001
*	Jai Balaji Industries Ltd.	178,755	1,998
	Jubilant Ingrevia Ltd.	275,128	1,992
	Mahindra Lifespace Developers Ltd.	274,608	1,987
	Infibeam Avenues Ltd. (XNSE)	5,257,044	1,982
*	Medplus Health Services Ltd.	242,630	1,972
	Mastek Ltd.	58,117	1,970
*	Honasa Consumer Ltd.	347,984	1,938
	AstraZeneca Pharma India Ltd.	22,323	1,881
*	Nazara Technologies Ltd.	170,271	1,849
	Clean Science & Technology Ltd.	95,356	1,848
	Bajaj Electricals Ltd.	153,189	1,831
	GHCL Ltd.	273,039	1,828
	Century Plyboards India Ltd.	212,391	1,800
	JM Financial Ltd.	1,429,937	1,795
	Fine Organic Industries Ltd.	26,975	1,786
*	Cello World Ltd.	155,903	1,778
*,3	Raymond Consumer Care Ltd.	93,950	1,753
*	Restaurant Brands Asia Ltd.	1,347,372	1,742
*	TTK Prestige Ltd.	150,942	1,741
	Karnataka Bank Ltd.	604,308	1,719
	Edelweiss Financial Services Ltd.	2,042,425	1,709
	Saregama India Ltd.	254,628	1,686
	Birla Corp. Ltd.	91,969	1,684
	BLS International Services Ltd.	390,546	1,682
*	Sheela Foam Ltd.	137,079	1,679
	GMM Pfaudler Ltd.	96,154	1,663
	Route Mobile Ltd.	84,323	1,641
	NIIT Learning Systems Ltd.	292,155	1,638

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Archean Chemical Industries Ltd.	176,048	1,628
	Orient Electric Ltd.	464,722	1,618
*,3	Sanofi Consumer Healthcare India Ltd.	35,491	1,599
	JK Paper Ltd.	263,487	1,594
*	Shree Renuka Sugars Ltd.	2,608,783	1,593
	Rhi Magnesita India Ltd.	221,487	1,592
	Gateway Distriparks Ltd.	1,195,682	1,574
	Procter & Gamble Health Ltd.	24,946	1,566
	Balaji Amines Ltd.	51,807	1,549
*	TeamLease Services Ltd.	36,620	1,540
	Jammu & Kashmir Bank Ltd.	1,159,430	1,524
	Graphite India Ltd.	236,034	1,505
	HEG Ltd.	56,339	1,500
*	MTAR Technologies Ltd.	65,098	1,485
	NOCIL Ltd.	375,374	1,484
	Akzo Nobel India Ltd.	41,562	1,478
	Sterlite Technologies Ltd.	872,461	1,462
*	Chemplast Sanmar Ltd.	221,796	1,457
*	Nuvoco Vistas Corp. Ltd.	341,640	1,449
	Capri Global Capital Ltd.	577,749	1,443
*	Rain Industries Ltd.	681,445	1,419
	Tamilnad Mercantile Bank Ltd.	255,471	1,413
	EPL Ltd.	520,320	1,405
	Galaxy Surfactants Ltd.	39,424	1,399
*	Alok Industries Ltd.	4,328,577	1,397
	VIP Industries Ltd.	250,314	1,395
	Garware Technical Fibres Ltd.	30,410	1,395
	Rallis India Ltd.	345,033	1,366
[1]	IRB InvIT Fund	1,749,489	1,357
	South Indian Bank Ltd.	4,183,518	1,342
	Avanti Feeds Ltd.	164,734	1,341
*	V-Mart Retail Ltd.	32,329	1,325
	Supreme Petrochem Ltd.	127,087	1,302
	Alkyl Amines Chemicals Ltd.	49,854	1,268
*	Borosil Renewables Ltd.	179,920	1,202
	Maharashtra Seamless Ltd.	142,687	1,110
	Syrma SGS Technology Ltd.	185,110	1,097
	Care Ratings Ltd.	90,646	1,073
	KRBL Ltd.	280,415	1,068
*	Campus Activewear Ltd.	270,741	1,018
	Polyplex Corp. Ltd.	67,942	965
*	Just Dial Ltd.	60,518	922
[1]	Dilip Buildcon Ltd.	145,614	905
	Allcargo Logistics Ltd.	1,096,260	856
*	TV18 Broadcast Ltd.	1,507,082	853
	Symphony Ltd.	55,719	794
*	Dhani Services Ltd.	1,179,154	783
	DCB Bank Ltd.	501,813	759
	Vaibhav Global Ltd.	185,125	756
	Kaveri Seed Co. Ltd.	58,701	751
	Bajaj Consumer Care Ltd.	236,975	751
	Vakrangee Ltd.	2,270,405	600
*,3	Brightcom Group Ltd.	5,956,305	514
*	Sun Pharma Advanced Research Co. Ltd.	179,581	494
	NIIT Ltd.	323,111	477
	Sobha Ltd.	6,984	77
	Minda Corp. Ltd.	9,054	53
	Sudarshan Chemical Industries Ltd.	3,917	44
*	Nava Ltd.	2,099	23
*	Schneider Electric Infrastructure Ltd.	2,149	21
	Paisalo Digital Ltd.	26,392	21
	Techno Electric & Engineering Co. Ltd.	969	20
[1]	Home First Finance Co. India Ltd.	1,492	19
	Bikaji Foods International Ltd.	2,177	19
	Genus Power Infrastructures Ltd.	3,690	17
	Vesuvius India Ltd.	255	16
	RR Kabel Ltd.	721	16
	Kirloskar Brothers Ltd.	564	16
	Gillette India Ltd.	150	14
*	Pricol Ltd.	2,340	14

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[1]	Sansera Engineering Ltd.	844	14
*	G R Infraprojects Ltd.	595	13
*	Kfin Technologies Ltd.	1,264	13
	J Kumar Infraprojects Ltd.	1,139	12
	Force Motors Ltd.	88	10
	AurionPro Solutions Ltd.	516	10
	Concord Biotech Ltd.	421	8
*	Rategain Travel Technologies Ltd.	757	7
	IIFL Securities Ltd.	2,551	6
*	PTC Industries Ltd.	36	6
	Suprajit Engineering Ltd.	864	5
	Kirloskar Pneumatic Co. Ltd.	338	5
*,1	Eris Lifesciences Ltd.	310	4
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			895,724
Indonesia (0.5%)
	Mitra Keluarga Karyasehat Tbk PT	18,391,800	3,416
*	Bumi Resources Minerals Tbk PT	342,860,176	3,314
	AKR Corporindo Tbk PT	26,352,415	2,456
*	Japfa Comfeed Indonesia Tbk PT	23,189,800	2,340
	Aneka Tambang Tbk	28,234,919	2,287
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,567,200	2,261
	Indo Tambangraya Megah Tbk PT	1,368,300	2,213
	Mitra Adiperkasa Tbk PT	24,527,900	2,188
	Ciputra Development Tbk PT	28,084,855	2,168
	Pakuwon Jati Tbk PT	72,297,534	1,896
*	Bumi Resources Tbk PT	402,826,700	1,861
	Medco Energi Internasional Tbk PT	22,856,388	1,851
	Surya Esa Perkasa Tbk PT	33,262,100	1,719
*	Bukalapak.com PT Tbk	208,170,300	1,514
	Summarecon Agung Tbk PT	41,676,747	1,437
	BFI Finance Indonesia Tbk PT	25,716,100	1,416
	Map Aktif Adiperkasa PT	28,368,200	1,413
	Bank Tabungan Negara Persero Tbk PT	16,796,650	1,360
	Aspirasi Hidup Indonesia Tbk PT	24,321,900	1,197
*	Panin Financial Tbk PT	55,754,900	1,125
*	Bank Pan Indonesia Tbk PT	14,263,700	1,066
*,3	Waskita Karya Persero Tbk PT	70,850,081	880
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	19,584,600	873
*	Bank Bukopin Tbk PT (XIDX)	190,141,573	679
	Matahari Department Store Tbk PT	7,234,600	646
	Bank BTPN Syariah Tbk PT	8,910,000	624
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,641,099	587
*	Timah Tbk PT	9,609,420	559
*	Bank Neo Commerce Tbk PT	34,633,272	542
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,236,729	538
*	Lippo Karawaci Tbk PT	117,119,577	454
*	Media Nusantara Citra Tbk PT	20,513,900	421
	Surya Citra Media Tbk PT	47,535,800	410
*	Global Mediacom Tbk PT	27,752,606	389
*	Alam Sutera Realty Tbk PT	33,599,591	279
*	Bank Raya Indonesia Tbk PT	14,309,754	215
*	Adaro Minerals Indonesia Tbk PT	1,773,000	146
*	Bank Jago Tbk PT	547,400	91
	Ramayana Lestari Sentosa Tbk PT	2,090,522	54
			48,885
Ireland (0.0%)
	Dalata Hotel Group plc	738,005	3,286
Israel (0.7%)
	Shufersal Ltd.	924,652	6,262
	Sapiens International Corp. NV	105,781	4,091
	Alony Hetz Properties & Investments Ltd.	541,742	3,616
*	Clal Insurance Enterprises Holdings Ltd.	225,990	3,443
	Paz Oil Co. Ltd.	32,874	3,106
	Hilan Ltd.	50,038	2,690
*	Shikun & Binui Ltd.	1,110,152	2,520
	FIBI Holdings Ltd.	60,923	2,496
	Formula Systems 1985 Ltd.	30,204	2,353

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	REIT 1 Ltd.	621,005	2,322
	Isracard Ltd.	653,018	2,271
	Menora Mivtachim Holdings Ltd.	79,205	2,031
	Oil Refineries Ltd.	8,440,605	2,030
	Matrix IT Ltd.	99,883	1,949
*	OPC Energy Ltd.	268,603	1,916
	Kenon Holdings Ltd.	74,097	1,881
	Mega Or Holdings Ltd.	73,400	1,839
*	Equital Ltd.	63,368	1,828
	Israel Canada T.R Ltd.	510,805	1,804
*	Ashtrom Group Ltd.	137,828	1,730
	One Software Technologies Ltd.	136,171	1,704
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,532	1,580
	Fox Wizel Ltd.	22,804	1,496
*	Partner Communications Co. Ltd.	361,257	1,494
	Summit Real Estate Holdings Ltd.	126,118	1,493
	Delta Galil Ltd.	33,474	1,487
	Danel Adir Yeoshua Ltd.	17,221	1,412
	Migdal Insurance & Financial Holdings Ltd.	1,142,063	1,355
	Sella Capital Real Estate Ltd.	682,224	1,253
*	Cellcom Israel Ltd.	331,167	1,251
*	Perion Network Ltd.	145,278	1,186
	AudioCodes Ltd.	86,437	967
	Delek Automotive Systems Ltd.	166,768	913
*	G City Ltd.	312,474	865
*	Kamada Ltd.	146,585	822
	Elco Ltd.	26,263	749
*	AFI Properties Ltd.	17,194	732
	IDI Insurance Co. Ltd.	24,310	693
	Maytronics Ltd.	165,639	681
	Ashdod Refinery Ltd.	32,030	479
*	Priortech Ltd.	3,144	164
	Next Vision Stabilized Systems Ltd.	9,001	109
	Tel Aviv Stock Exchange Ltd.	11,720	93
*	OY Nofar Energy Ltd.	3,519	78
	Bet Shemesh Engines Holdings 1997 Ltd.	984	55
			75,289
Italy (2.0%)
	BPER Banca SpA	3,630,223	21,241
	Banca Monte dei Paschi di Siena SpA	3,079,096	16,802
	Unipol Gruppo SpA	1,495,288	16,111
*	Saipem SpA	4,958,467	11,779
	Banca Popolare di Sondrio SpA	1,246,104	9,497
	Azimut Holding SpA	378,045	9,472
	Banca Generali SpA	206,685	8,994
	De' Longhi SpA	235,937	7,437
	Iveco Group NV	662,146	6,800
[1]	BFF Bank SpA	598,525	6,766
	ERG SpA	226,922	6,017
	Brembo NV	490,699	5,505
*	Technoprobe SpA	498,083	4,532
	Iren SpA	2,224,312	4,526
	SOL SpA	120,336	4,500
	Maire SpA	551,769	4,378
	Lottomatica Group SpA	349,982	4,272
[1]	Technogym SpA	426,455	4,182
[1]	Anima Holding SpA	746,947	3,928
	MFE-MediaForEurope NV Class A	1,115,707	3,801
[1]	Enav SpA	888,300	3,799
	Webuild SpA (MTAA)	1,439,003	3,767
	Tamburi Investment Partners SpA	351,328	3,542
	Saras SpA	2,030,061	3,513
[1]	Carel Industries SpA	165,244	3,052
	Credito Emiliano SpA	250,710	2,744
	Sesa SpA	24,830	2,728
	ACEA SpA	154,300	2,677
	Moltiply Group SpA	54,562	2,159
	Salcef Group SpA	74,419	2,057
	Banca IFIS SpA	86,323	2,026

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	El.En. SpA	179,690	1,886
[2]	Salvatore Ferragamo SpA	210,060	1,832
	Cementir Holding NV	162,453	1,832
	Sanlorenzo SpA	43,306	1,763
[1]	RAI Way SpA	311,397	1,679
*,1	GVS SpA	240,698	1,663
	Italmobiliare SpA	51,223	1,661
*	Fincantieri SpA	295,776	1,648
	Piaggio & C SpA	579,464	1,596
	Ariston Holding NV	338,678	1,375
	Danieli & C Officine Meccaniche SpA (MTAA)	35,181	1,371
*,2	Juventus Football Club SpA	429,700	1,106
	Tinexta SpA	64,283	1,053
	Zignago Vetro SpA	84,863	1,042
	Arnoldo Mondadori Editore SpA	360,922	1,022
	MARR SpA	78,638	980
	Alerion Cleanpower SpA	25,220	428
	MFE-MediaForEurope NV Class B	87,783	407
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	264
	Intercos SpA	14,652	262
	Datalogic SpA	43,669	261
	Biesse SpA	24,087	248
			217,983
Japan (13.5%)
	Dexerials Corp.	175,500	8,426
	Gunma Bank Ltd.	1,210,300	8,211
	Takasago Thermal Engineering Co. Ltd.	200,189	7,884
	Fujitec Co. Ltd.	258,084	7,465
	77 Bank Ltd.	237,900	7,427
	ADEKA Corp.	334,355	7,098
	Tomy Co. Ltd.	297,917	6,760
	Nishi-Nippon Financial Holdings Inc.	476,300	6,485
	Daiwabo Holdings Co. Ltd.	309,780	5,837
	Nissui Corp.	963,822	5,785
	Hokuhoku Financial Group Inc.	413,600	5,784
	Nippon Gas Co. Ltd.	367,100	5,722
	Nichias Corp.	182,469	5,684
	Furukawa Electric Co. Ltd.	205,700	5,627
	Daishi Hokuetsu Financial Group Inc.	140,300	5,590
	H2O Retailing Corp.	319,700	5,561
	Toho Holdings Co. Ltd.	186,218	5,415
	MEITEC Group Holdings Inc.	239,238	5,402
	Rorze Corp.	32,900	5,351
	Mizuho Leasing Co. Ltd.	696,705	5,257
	Citizen Watch Co. Ltd.	758,700	5,116
	Nikkon Holdings Co. Ltd.	198,348	5,003
	San-In Godo Bank Ltd.	512,900	4,877
	Suruga Bank Ltd.	612,300	4,859
	Osaka Soda Co. Ltd.	72,400	4,750
	Towa Corp.	82,365	4,744
	Hanwa Co. Ltd.	121,883	4,711
	Fuji Corp.	280,888	4,697
	Comforia Residential REIT Inc.	2,264	4,697
	Inaba Denki Sangyo Co. Ltd.	175,700	4,607
	Hazama Ando Corp.	569,979	4,606
	NSD Co. Ltd.	223,268	4,596
	Tsubakimoto Chain Co.	106,064	4,587
	Tokuyama Corp.	231,600	4,540
	Kanematsu Corp.	261,700	4,432
	Micronics Japan Co. Ltd.	110,700	4,399
	Mitsubishi Estate Logistics REIT Investment Corp.	1,702	4,291
	Mori Trust REIT Inc.	9,216	4,283
	Hulic REIT Inc.	4,431	4,218
	Fujimi Inc.	199,241	4,185
[2]	Yoshinoya Holdings Co. Ltd.	214,620	4,130
	Wacoal Holdings Corp.	140,900	4,106
	Hokkaido Electric Power Co. Inc.	603,000	4,100
	Hitachi Zosen Corp.	561,410	4,076
	Seria Co. Ltd.	173,893	4,067

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Organo Corp.	89,500	4,059
*	Sansan Inc.	268,300	4,040
	CKD Corp.	199,700	3,988
	Nakanishi Inc.	229,700	3,968
	Japan Petroleum Exploration Co. Ltd.	95,200	3,925
	Japan Elevator Service Holdings Co. Ltd.	205,900	3,800
	Shiga Bank Ltd.	140,900	3,784
	Round One Corp.	634,500	3,778
[2]	NTT UD REIT Investment Corp.	4,838	3,748
	Toagosei Co. Ltd.	348,192	3,730
	Mirait One Corp.	260,071	3,696
	DCM Holdings Co. Ltd.	381,988	3,687
	Yodogawa Steel Works Ltd.	98,033	3,686
	Sangetsu Corp.	185,020	3,681
	Hokuriku Electric Power Co.	571,000	3,660
	Ain Holdings Inc.	94,500	3,633
	Topcon Corp.	346,200	3,581
	Financial Partners Group Co. Ltd.	205,600	3,571
	Takeuchi Manufacturing Co. Ltd.	111,600	3,570
	Sumitomo Warehouse Co. Ltd.	188,955	3,553
	Lintec Corp.	157,700	3,546
	Pilot Corp.	118,000	3,544
	Juroku Financial Group Inc.	110,000	3,530
	Okamura Corp.	239,547	3,524
	Kureha Corp.	177,206	3,520
[2]	Hokuetsu Corp.	450,021	3,484
	Duskin Co. Ltd.	132,260	3,477
	H.U. Group Holdings Inc.	196,400	3,456
	Hyakugo Bank Ltd.	767,300	3,435
	Daiseki Co. Ltd.	142,844	3,419
	Nitto Boseki Co. Ltd.	90,211	3,414
	Saizeriya Co. Ltd.	87,921	3,388
	ARE Holdings Inc.	246,200	3,368
	Okumura Corp.	98,352	3,358
	Daihen Corp.	67,551	3,315
	Tokyo Steel Manufacturing Co. Ltd.	258,900	3,294
	Riken Keiki Co. Ltd.	111,900	3,285
	Okasan Securities Group Inc.	678,100	3,283
	Mizuno Corp.	64,756	3,272
	Nishimatsu Construction Co. Ltd.	100,162	3,265
	DTS Corp.	112,042	3,239
	Tokyu REIT Inc.	3,189	3,225
	EDION Corp.	276,675	3,224
	Taikisha Ltd.	93,088	3,209
	North Pacific Bank Ltd.	939,500	3,186
	NIPPON REIT Investment Corp.	1,442	3,169
	Japan Excellent Inc.	3,978	3,164
	Colowide Co. Ltd.	229,500	3,159
	Senko Group Holdings Co. Ltd.	410,800	3,139
	Seiko Group Corp.	104,358	3,119
	Kyoritsu Maintenance Co. Ltd.	160,000	3,106
	Makino Milling Machine Co. Ltd.	68,980	3,095
	JVCKenwood Corp.	499,540	3,061
	Meidensha Corp.	132,587	3,028
	Max Co. Ltd.	120,800	3,022
*	Nxera Pharma Co. Ltd.	267,100	2,989
	Exedy Corp.	140,700	2,987
	DeNA Co. Ltd.	287,800	2,975
	Aichi Financial Group Inc.	163,834	2,957
	Japan Securities Finance Co. Ltd.	259,441	2,956
	Nisshinbo Holdings Inc.	403,200	2,955
	Jaccs Co. Ltd.	90,900	2,951
	Inabata & Co. Ltd.	131,600	2,947
	Tamron Co. Ltd.	104,000	2,942
	GungHo Online Entertainment Inc.	150,500	2,942
	Sumitomo Osaka Cement Co. Ltd.	104,000	2,928
	Nippn Corp.	185,729	2,920
	NTN Corp.	1,440,100	2,913
	Nippon Soda Co. Ltd.	80,925	2,910
	Monex Group Inc.	598,287	2,909

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	SKY Perfect JSAT Holdings Inc.	494,300	2,908
	Leopalace21 Corp.	784,800	2,883
	Nisshin Oillio Group Ltd.	83,452	2,880
	Heiwa Real Estate Co. Ltd.	99,842	2,870
	Maruha Nichiro Corp.	128,100	2,865
	Modec Inc.	152,188	2,839
	TOKAI Holdings Corp.	422,600	2,839
	Fukuoka REIT Corp.	2,697	2,824
	Glory Ltd.	155,300	2,823
	Toei Co. Ltd.	108,345	2,791
	SBI Sumishin Net Bank Ltd.	145,700	2,784
	Mitsui E&S Co. Ltd.	318,300	2,771
	SWCC Corp.	93,200	2,766
	Tadano Ltd.	370,000	2,751
	Hoshino Resorts REIT Inc.	795	2,750
	Ryoyo Ryosan Holdings Inc.	142,881	2,738
	Tokyo Kiraboshi Financial Group Inc.	90,666	2,733
	Heiwa Real Estate REIT Inc.	3,117	2,730
	Takuma Co. Ltd.	234,900	2,727
	Meiko Electronics Co. Ltd.	67,757	2,716
	Star Asia Investment Corp.	7,166	2,705
	C Uyemura & Co. Ltd.	37,700	2,705
	Ferrotec Holdings Corp.	161,953	2,685
	Toyo Ink SC Holdings Co. Ltd.	126,454	2,674
	Kumagai Gumi Co. Ltd.	111,380	2,669
	Paramount Bed Holdings Co. Ltd.	157,600	2,654
	UACJ Corp.	93,085	2,650
	Aiful Corp.	1,019,100	2,641
	TKC Corp.	111,298	2,636
	Kissei Pharmaceutical Co. Ltd.	113,200	2,632
	Toyo Construction Co. Ltd.	257,800	2,629
	Sanki Engineering Co. Ltd.	167,767	2,623
	Open Up Group Inc.	180,892	2,616
	Noritake Co. Ltd.	98,000	2,603
	Tokai Tokyo Financial Holdings Inc.	665,000	2,599
	Hokkoku Financial Holdings Inc.	68,551	2,581
	Ichigo Office REIT Investment Corp.	4,617	2,578
	Global One Real Estate Investment Corp.	3,801	2,569
	Fukuyama Transporting Co. Ltd.	95,000	2,563
	Nanto Bank Ltd.	109,300	2,551
	Arcs Co. Ltd.	140,000	2,544
	Kaken Pharmaceutical Co. Ltd.	93,400	2,542
	Joyful Honda Co. Ltd.	174,648	2,542
	Autobacs Seven Co. Ltd.	229,900	2,541
	Iino Kaiun Kaisha Ltd.	296,336	2,504
	Nojima Corp.	227,600	2,503
	Bank of Nagoya Ltd.	46,112	2,495
	Ohsho Food Service Corp.	40,774	2,494
	Megmilk Snow Brand Co. Ltd.	131,000	2,492
	Japan Material Co. Ltd.	187,600	2,489
	Taiyo Holdings Co. Ltd.	104,000	2,485
	Musashino Bank Ltd.	115,300	2,482
	Senshu Ikeda Holdings Inc.	963,200	2,471
	Kiyo Bank Ltd.	188,510	2,466
[2]	Nomura Micro Science Co. Ltd.	103,400	2,462
	Yamazen Corp.	237,000	2,452
	Mixi Inc.	123,300	2,447
	Nihon Parkerizing Co. Ltd.	295,361	2,439
	Nishimatsuya Chain Co. Ltd.	157,700	2,402
	Komeri Co. Ltd.	97,100	2,377
	Systena Corp.	1,055,900	2,377
	Nippon Light Metal Holdings Co. Ltd.	201,896	2,373
	Namura Shipbuilding Co. Ltd.	182,400	2,365
	Arata Corp.	99,218	2,363
	San-Ai Obbli Co. Ltd.	172,200	2,361
	Create Restaurants Holdings Inc.	328,540	2,345
	Musashi Seimitsu Industry Co. Ltd.	166,930	2,332
	Royal Holdings Co. Ltd.	137,700	2,329
	Mitsui-Soko Holdings Co. Ltd.	72,552	2,313
	Simplex Holdings Inc.	159,600	2,301

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Trusco Nakayama Corp.	142,000	2,299
	Mitsubishi Pencil Co. Ltd.	148,100	2,298
	Totetsu Kogyo Co. Ltd.	104,500	2,264
	Tri Chemical Laboratories Inc.	91,676	2,262
	Ai Holdings Corp.	135,100	2,258
	Daiei Kankyo Co. Ltd.	117,400	2,245
*	Appier Group Inc.	270,300	2,241
	Chudenko Corp.	95,900	2,239
	Awa Bank Ltd.	120,200	2,230
	Tokai Rika Co. Ltd.	164,100	2,227
	Hosiden Corp.	163,167	2,226
	Sakata Seed Corp.	96,456	2,224
	Nichiha Corp.	88,700	2,218
	KYB Corp.	63,800	2,216
	Okinawa Cellular Telephone Co.	82,237	2,211
	JAFCO Group Co. Ltd.	174,100	2,204
	Chugoku Marine Paints Ltd.	159,200	2,202
	Raito Kogyo Co. Ltd.	151,400	2,197
	Digital Garage Inc.	117,400	2,184
	Mitsuboshi Belting Ltd.	74,400	2,183
	Eizo Corp.	67,156	2,173
	Mitsubishi Shokuhin Co. Ltd.	60,900	2,149
	Kitz Corp.	287,948	2,122
	MOS Food Services Inc.	89,858	2,119
	Seiren Co. Ltd.	134,400	2,115
	MCJ Co. Ltd.	232,000	2,111
*	Medley Inc.	77,300	2,111
	KOMEDA Holdings Co. Ltd.	117,600	2,108
	ARCLANDS Corp.	172,998	2,101
	Monogatari Corp.	92,120	2,091
	FCC Co. Ltd.	133,943	2,090
	Adastria Co. Ltd.	93,400	2,079
	Dip Corp.	100,900	2,074
	Kato Sangyo Co. Ltd.	72,800	2,073
	Nippon Paper Industries Co. Ltd.	319,900	2,072
	Yokogawa Bridge Holdings Corp.	114,300	2,068
	Mirai Corp.	6,895	2,056
	Kanamoto Co. Ltd.	110,000	2,055
	Kaga Electronics Co. Ltd.	56,500	2,050
	Shoei Co. Ltd.	154,500	2,048
*	Atom Corp.	409,857	2,039
	Central Glass Co. Ltd.	80,813	2,026
	Ichigo Inc.	717,600	2,023
	Mitsubishi Logisnext Co. Ltd.	230,000	2,020
	Keiyo Bank Ltd.	358,600	2,018
	PAL GROUP Holdings Co. Ltd.	146,700	2,013
[2]	Shochiku Co. Ltd.	31,400	2,012
	Toyo Tanso Co. Ltd.	49,310	2,003
	Fuji Seal International Inc.	125,200	2,002
	Valor Holdings Co. Ltd.	117,600	2,000
	Ogaki Kyoritsu Bank Ltd.	128,474	1,988
	SAMTY HOLDINGS Co. Ltd.	108,600	1,985
	Ariake Japan Co. Ltd.	55,500	1,980
	Hyakujushi Bank Ltd.	90,200	1,976
*,2	euglena Co. Ltd.	536,400	1,974
	T-Gaia Corp.	75,600	1,958
	U-Next Holdings Co. Ltd.	56,600	1,949
	Itochu Enex Co. Ltd.	169,300	1,933
	Nitta Corp.	70,800	1,925
	UT Group Co. Ltd.	88,700	1,921
	Towa Pharmaceutical Co. Ltd.	93,982	1,917
	Topre Corp.	139,500	1,914
	Noritsu Koki Co. Ltd.	70,700	1,912
	Bunka Shutter Co. Ltd.	165,200	1,907
	San-A Co. Ltd.	55,744	1,902
	Sun Corp.	58,800	1,898
	Tocalo Co. Ltd.	145,200	1,897
	Shinmaywa Industries Ltd.	192,668	1,895
	Tsurumi Manufacturing Co. Ltd.	71,500	1,893
	Sinfonia Technology Co. Ltd.	89,000	1,892

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Starts Corp. Inc.	81,915	1,889
	Takara Standard Co. Ltd.	162,499	1,875
	Yellow Hat Ltd.	107,000	1,873
	PILLAR Corp.	55,200	1,872
	Token Corp.	23,586	1,864
	Create SD Holdings Co. Ltd.	82,618	1,854
	One REIT Inc.	1,074	1,853
	Yonex Co. Ltd.	126,800	1,852
	Fukuda Denshi Co. Ltd.	41,098	1,851
	Fukushima Galilei Co. Ltd.	40,900	1,839
	Kohnan Shoji Co. Ltd.	68,200	1,839
	Kyokuto Kaihatsu Kogyo Co. Ltd.	102,800	1,834
	Kura Sushi Inc.	70,700	1,831
	Wacom Co. Ltd.	379,636	1,831
	Showa Sangyo Co. Ltd.	83,400	1,820
	Ricoh Leasing Co. Ltd.	49,606	1,806
	Sinko Industries Ltd.	66,841	1,806
	Hogy Medical Co. Ltd.	65,622	1,805
	Oki Electric Industry Co. Ltd.	265,706	1,803
	Eiken Chemical Co. Ltd.	110,800	1,794
	Sakata INX Corp.	152,600	1,793
	Heiwado Co. Ltd.	108,900	1,783
*,2	Anycolor Inc.	104,900	1,780
	Dai-Dan Co. Ltd.	86,600	1,775
	Shikoku Kasei Holdings Corp.	115,700	1,769
	Nextage Co. Ltd.	129,900	1,769
	Star Micronics Co. Ltd.	125,998	1,768
	Hankyu Hanshin REIT Inc.	1,990	1,767
	Transcosmos Inc.	76,596	1,764
	Elecom Co. Ltd.	160,300	1,758
	Gunze Ltd.	47,307	1,757
	Shibaura Machine Co. Ltd.	71,400	1,755
	TOMONY Holdings Inc.	612,800	1,752
	Yuasa Trading Co. Ltd.	46,900	1,750
	Sekisui Jushi Corp.	103,600	1,746
	Maruzen Showa Unyu Co. Ltd.	48,400	1,741
	Fujimori Kogyo Co. Ltd.	57,800	1,738
	Life Corp.	71,000	1,729
	Aeon Delight Co. Ltd.	66,300	1,728
	Mitsuuroko Group Holdings Co. Ltd.	153,800	1,726
	Uchida Yoko Co. Ltd.	33,100	1,724
	JCU Corp.	69,000	1,721
[2]	Npr Riken Corp.	93,900	1,710
	Nissha Co. Ltd.	139,960	1,708
	Riso Kagaku Corp.	75,684	1,700
	Ichibanya Co. Ltd.	238,740	1,699
	Tosei Corp.	101,600	1,696
	Nitto Kogyo Corp.	74,488	1,694
	Okamoto Industries Inc.	48,900	1,679
	Noritz Corp.	133,987	1,677
	Funai Soken Holdings Inc.	114,450	1,670
	Kurabo Industries Ltd.	55,200	1,670
	SOSiLA Logistics REIT Inc.	2,155	1,667
	Nikkiso Co. Ltd.	210,361	1,664
	Toyobo Co. Ltd.	242,300	1,664
	Zojirushi Corp.	166,000	1,662
	Furuya Metal Co. Ltd.	54,600	1,661
	Aoyama Trading Co. Ltd.	162,200	1,660
	Advance Logistics Investment Corp.	2,081	1,656
	Nagawa Co. Ltd.	32,200	1,649
	Tokyo Electron Device Ltd.	63,400	1,648
	Megachips Corp.	58,681	1,645
	CRE Logistics REIT Inc.	1,702	1,641
	Konoike Transport Co. Ltd.	102,400	1,638
	JINS Holdings Inc.	53,200	1,633
	Maeda Kosen Co. Ltd.	147,800	1,618
	Oiles Corp.	103,108	1,614
	Toshiba TEC Corp.	72,000	1,614
	Nippon Signal Co. Ltd.	231,916	1,613
	Shin Nippon Air Technologies Co. Ltd.	53,900	1,611

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	YAMABIKO Corp.	113,400	1,607
	Japan Wool Textile Co. Ltd.	180,889	1,606
	Tokyotokeiba Co. Ltd.	57,200	1,603
	Premium Group Co. Ltd.	120,000	1,601
	Fuso Chemical Co. Ltd.	61,700	1,597
	en japan Inc.	85,200	1,595
	Taihei Dengyo Kaisha Ltd.	45,200	1,595
	ZERIA Pharmaceutical Co. Ltd.	109,140	1,594
	Maxell Ltd.	138,900	1,594
	Shibaura Mechatronics Corp.	30,200	1,591
	Senshu Electric Co. Ltd.	46,882	1,587
	Shibuya Corp.	64,700	1,576
	Nishio Holdings Co. Ltd.	57,800	1,570
	Shoei Foods Corp.	46,300	1,569
	Kumiai Chemical Industry Co. Ltd.	297,850	1,567
	Nippon Yakin Kogyo Co. Ltd.	47,379	1,555
	Toa Corp.	229,400	1,547
	Doutor Nichires Holdings Co. Ltd.	99,237	1,540
*	Fujita Kanko Inc.	27,000	1,535
	Kisoji Co. Ltd.	86,860	1,532
	Sanyo Denki Co. Ltd.	31,600	1,531
	Future Corp.	132,900	1,522
	Earth Corp.	45,243	1,516
	Idec Corp.	73,500	1,514
	Torishima Pump Manufacturing Co. Ltd.	72,800	1,510
	Japan Lifeline Co. Ltd.	194,100	1,503
	Mochida Pharmaceutical Co. Ltd.	63,900	1,501
	Fuji Co. Ltd.	114,000	1,500
	Nachi-Fujikoshi Corp.	67,851	1,499
	Daiichi Jitsugyo Co. Ltd.	95,900	1,497
	Nippon Seiki Co. Ltd.	163,832	1,497
[2]	Toyo Gosei Co. Ltd.	24,000	1,491
	Argo Graphics Inc.	43,700	1,489
	Marusan Securities Co. Ltd.	214,855	1,485
	Sumitomo Mitsui Construction Co. Ltd.	559,546	1,481
	Prima Meat Packers Ltd.	88,588	1,481
	KH Neochem Co. Ltd.	99,300	1,481
	BML Inc.	74,200	1,480
	Hiday Hidaka Corp.	79,819	1,478
	Infomart Corp.	690,200	1,478
	Prestige International Inc.	310,900	1,476
*	M&A Research Institute Holdings Inc.	73,173	1,474
	Milbon Co. Ltd.	66,120	1,471
	Hioki EE Corp.	27,400	1,469
	Tsugami Corp.	133,200	1,464
*	HIS Co. Ltd.	126,400	1,458
	United Super Markets Holdings Inc.	242,650	1,454
	Piolax Inc.	88,500	1,450
	Onward Holdings Co. Ltd.	388,856	1,443
	Kameda Seika Co. Ltd.	49,400	1,441
	Takara Leben Real Estate Investment Corp.	2,161	1,440
	Optex Group Co. Ltd.	125,500	1,431
	Totech Corp.	83,900	1,430
	Toho Bank Ltd.	677,964	1,423
	Genky DrugStores Co. Ltd.	61,600	1,422
	Nichicon Corp.	193,083	1,414
	Sumitomo Densetsu Co. Ltd.	51,400	1,413
	Nittetsu Mining Co. Ltd.	44,400	1,408
	Shin-Etsu Polymer Co. Ltd.	131,200	1,408
	Nissan Shatai Co. Ltd.	225,414	1,407
[2]	Tama Home Co. Ltd.	47,000	1,406
	IDOM Inc.	184,500	1,401
	Axial Retailing Inc.	204,520	1,401
	Nomura Co. Ltd.	240,900	1,399
	Eagle Industry Co. Ltd.	99,200	1,396
	Nissin Corp.	46,800	1,394
	Belc Co. Ltd.	33,200	1,391
[2]	Tsuburaya Fields Holdings Inc.	132,074	1,390
	Itoki Corp.	137,000	1,386
	Sun Frontier Fudousan Co. Ltd.	101,800	1,385

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Okinawa Financial Group Inc.	71,944	1,385
	Japan Pulp & Paper Co. Ltd.	31,300	1,381
	Kosaido Holdings Co. Ltd.	384,000	1,379
	Takasago International Corp.	53,200	1,377
	Bando Chemical Industries Ltd.	106,500	1,372
	Furukawa Co. Ltd.	112,298	1,372
	Konishi Co. Ltd.	172,200	1,372
	Central Automotive Products Ltd.	41,505	1,372
	Keihanshin Building Co. Ltd.	125,700	1,371
	Tachibana Eletech Co. Ltd.	68,534	1,370
	Tachi-S Co. Ltd.	103,200	1,368
[2]	TSI Holdings Co. Ltd.	227,400	1,364
	Meisei Industrial Co. Ltd.	148,000	1,357
	ASAHI YUKIZAI Corp.	42,311	1,354
	Nippon Densetsu Kogyo Co. Ltd.	100,303	1,349
	Union Tool Co.	34,800	1,347
	Strike Co. Ltd.	49,814	1,345
	Avex Inc.	133,400	1,335
	Nichireki Co. Ltd.	81,500	1,330
	Saibu Gas Holdings Co. Ltd.	103,673	1,328
	Hakuto Co. Ltd.	39,600	1,326
	Kyorin Pharmaceutical Co. Ltd.	116,000	1,326
	Optorun Co. Ltd.	101,500	1,326
	Daikokutenbussan Co. Ltd.	18,600	1,323
	Nippon Carbon Co. Ltd.	40,000	1,322
	S Foods Inc.	66,600	1,322
	Mitani Sekisan Co. Ltd.	35,300	1,322
	Sumitomo Riko Co. Ltd.	130,900	1,321
	Hibiya Engineering Ltd.	60,600	1,320
	ESPEC Corp.	69,508	1,320
	Nohmi Bosai Ltd.	79,700	1,316
	T Hasegawa Co. Ltd.	61,300	1,316
	Ryobi Ltd.	95,887	1,315
	Mitsui DM Sugar Holdings Co. Ltd.	59,600	1,310
	Press Kogyo Co. Ltd.	313,200	1,307
	Tokyu Construction Co. Ltd.	247,900	1,304
	Lifedrink Co. Inc.	27,860	1,304
	Joshin Denki Co. Ltd.	69,226	1,302
	Altech Corp.	72,900	1,301
	Nichiden Corp.	56,300	1,299
	United Arrows Ltd.	91,167	1,297
	CTI Engineering Co. Ltd.	38,800	1,297
	Mimasu Semiconductor Industry Co. Ltd.	52,200	1,286
	Teikoku Sen-I Co. Ltd.	77,484	1,286
	Hirata Corp.	31,011	1,284
	Sintokogio Ltd.	172,800	1,283
	Yamanashi Chuo Bank Ltd.	95,117	1,281
	Ishihara Sangyo Kaisha Ltd.	123,900	1,278
	Restar Corp.	64,800	1,278
	Valqua Ltd.	52,200	1,277
	Zuken Inc.	51,700	1,267
	Raksul Inc.	166,600	1,265
	Osaka Organic Chemical Industry Ltd.	54,500	1,261
	Tsukishima Holdings Co. Ltd.	128,700	1,260
	Pacific Industrial Co. Ltd.	121,100	1,258
	Tamura Corp.	279,500	1,257
	Iriso Electronics Co. Ltd.	62,400	1,254
	Bell System24 Holdings Inc.	121,200	1,253
	Sakura Internet Inc.	61,200	1,241
	AOKI Holdings Inc.	135,504	1,239
	Miyazaki Bank Ltd.	54,893	1,239
	Morita Holdings Corp.	95,866	1,235
	Anicom Holdings Inc.	283,800	1,235
	Doshisha Co. Ltd.	80,800	1,234
	Wakita & Co. Ltd.	109,600	1,224
*	RENOVA Inc.	198,800	1,219
	Nafco Co. Ltd.	60,900	1,216
	Fujicco Co. Ltd.	98,205	1,215
	Broadleaf Co. Ltd.	293,400	1,207
	Nagaileben Co. Ltd.	67,200	1,206

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	I'll Inc.	67,300	1,204
	Asahi Diamond Industrial Co. Ltd.	189,322	1,202
	Bank of the Ryukyus Ltd.	146,667	1,196
	Komori Corp.	146,700	1,193
	Integrated Design & Engineering Holdings Co. Ltd.	44,300	1,192
	Fujibo Holdings Inc.	34,600	1,191
	Nippon Kanzai Holdings Co. Ltd.	64,900	1,191
*	PKSHA Technology Inc.	54,400	1,190
	Raiznext Corp.	96,700	1,188
	West Holdings Corp.	76,800	1,184
	Procrea Holdings Inc.	92,861	1,181
	Curves Holdings Co. Ltd.	214,708	1,179
	WingArc1st Inc.	63,300	1,179
	Starzen Co. Ltd.	56,200	1,176
	Sinanen Holdings Co. Ltd.	33,000	1,174
	TechMatrix Corp.	83,900	1,173
	Enplas Corp.	23,053	1,168
	Matsuyafoods Holdings Co. Ltd.	29,700	1,166
	San ju San Financial Group Inc.	85,052	1,165
	Roland Corp.	44,900	1,164
	Oita Bank Ltd.	50,907	1,152
	Aeon Hokkaido Corp.	187,800	1,148
	Sato Holdings Corp.	79,600	1,147
	Sumitomo Seika Chemicals Co. Ltd.	32,300	1,145
	Takamatsu Construction Group Co. Ltd.	54,800	1,144
	Sanyo Special Steel Co. Ltd.	80,670	1,143
	Sakai Moving Service Co. Ltd.	64,200	1,138
	Hosokawa Micron Corp.	41,900	1,133
	Aisan Industry Co. Ltd.	112,000	1,131
	Yurtec Corp.	112,400	1,131
	Koshidaka Holdings Co. Ltd.	167,408	1,127
	Arisawa Manufacturing Co. Ltd.	107,700	1,123
	Tosei REIT Investment Corp.	1,188	1,122
[2]	Sumiseki Holdings Inc.	161,400	1,122
	Chofu Seisakusho Co. Ltd.	78,300	1,121
	Cybozu Inc.	92,400	1,118
*	Chiyoda Corp.	543,300	1,113
	Oyo Corp.	66,800	1,110
	DyDo Group Holdings Inc.	61,288	1,109
	Kurimoto Ltd.	35,200	1,109
	NS United Kaiun Kaisha Ltd.	34,300	1,109
	Yokorei Co. Ltd.	153,200	1,108
	Nippon Ceramic Co. Ltd.	66,800	1,105
	SBS Holdings Inc.	60,100	1,105
	Unipres Corp.	130,980	1,098
	Happinet Corp.	50,300	1,091
	Kanto Denka Kogyo Co. Ltd.	170,300	1,088
	Riken Vitamin Co. Ltd.	57,700	1,087
	Pack Corp.	41,500	1,087
	K&O Energy Group Inc.	47,800	1,087
	RS Technologies Co. Ltd.	50,300	1,085
	VT Holdings Co. Ltd.	311,800	1,084
	Digital Arts Inc.	34,100	1,083
	Kappa Create Co. Ltd.	85,588	1,077
	Vital KSK Holdings Inc.	122,700	1,077
	Godo Steel Ltd.	33,100	1,076
	Bank of Iwate Ltd.	57,324	1,076
	Yamae Group Holdings Co. Ltd.	68,400	1,070
	ASKA Pharmaceutical Holdings Co. Ltd.	67,800	1,065
	JBCC Holdings Inc.	38,900	1,064
	Futaba Industrial Co. Ltd.	209,600	1,059
	Matsuya Co. Ltd.	147,700	1,059
	OSAKA Titanium Technologies Co. Ltd.	64,500	1,057
	TV Asahi Holdings Corp.	75,600	1,054
	St. Marc Holdings Co. Ltd.	73,655	1,054
	Komehyo Holdings Co. Ltd.	37,000	1,054
	Tenma Corp.	56,600	1,052
	JAC Recruitment Co. Ltd.	218,000	1,051
	TRE Holdings Corp.	120,400	1,051
	Retail Partners Co. Ltd.	93,400	1,047

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Change Holdings Inc.	140,300	1,047
	Ehime Bank Ltd.	126,800	1,043
*	SRE Holdings Corp.	32,296	1,041
	TPR Co. Ltd.	62,729	1,038
	Denyo Co. Ltd.	58,400	1,035
	Plus Alpha Consulting Co. Ltd.	80,634	1,033
	Furuno Electric Co. Ltd.	79,000	1,032
[2]	FP Partner Inc.	49,932	1,032
[2]	Pasona Group Inc.	65,400	1,030
	Computer Engineering & Consulting Ltd.	78,770	1,029
	MEC Co. Ltd.	40,900	1,029
	Daiwa Industries Ltd.	97,600	1,028
	Mirarth Holdings Inc.	286,400	1,028
	Siix Corp.	123,200	1,027
	Akita Bank Ltd.	60,300	1,025
	Yokowo Co. Ltd.	79,437	1,024
	Comture Corp.	81,300	1,022
	Hamakyorex Co. Ltd.	32,100	1,018
	Halows Co. Ltd.	33,300	1,015
	Daikyonishikawa Corp.	217,300	1,009
	Samty Residential Investment Corp.	1,473	1,006
[2]	Toho Titanium Co. Ltd.	109,800	1,004
	Teikoku Electric Manufacturing Co. Ltd.	55,800	1,003
	Seikagaku Corp.	168,441	1,003
	Takara Bio Inc.	130,700	1,003
	Vision Inc.	111,465	1,003
	Chori Co. Ltd.	39,800	1,002
	Fukui Bank Ltd.	68,455	997
[2]	KeePer Technical Laboratory Co. Ltd.	41,136	996
	Tanseisha Co. Ltd.	160,900	992
	METAWATER Co. Ltd.	79,600	989
	Kyoei Steel Ltd.	74,012	985
	Krosaki Harima Corp.	55,900	984
	Mars Group Holdings Corp.	40,200	984
	Alconix Corp.	99,614	983
	J Trust Co. Ltd.	357,200	981
	ES-Con Japan Ltd.	142,000	980
	Shizuoka Gas Co. Ltd.	153,200	974
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	972
	Toyo Corp.	91,617	970
	Katakura Industries Co. Ltd.	69,492	969
	Tokai Corp.	64,900	969
	Sankei Real Estate Inc.	1,706	965
	World Co. Ltd.	64,300	963
	Aichi Steel Corp.	42,302	962
	Sala Corp.	173,600	962
	Riken Technos Corp.	144,600	953
	Yamagata Bank Ltd.	123,004	952
	Oriental Shiraishi Corp.	410,694	952
	Trancom Co. Ltd.	21,400	951
	Kamei Corp.	63,300	950
	Kyokuyo Co. Ltd.	35,100	948
	Hokuetsu Industries Co. Ltd.	66,500	948
	Hokuto Corp.	73,724	941
	Japan Transcity Corp.	145,592	939
	Gree Inc.	264,700	936
	Nissei ASB Machine Co. Ltd.	25,200	934
	Geo Holdings Corp.	84,500	928
	eGuarantee Inc.	94,800	928
	J-Oil Mills Inc.	66,400	926
	Ines Corp.	77,800	924
	Koa Corp.	104,300	922
	Miroku Jyoho Service Co. Ltd.	71,400	922
	Topy Industries Ltd.	59,579	922
	Ringer Hut Co. Ltd.	60,700	918
	Asanuma Corp.	177,000	917
	Belluna Co. Ltd.	175,900	915
	ESCON Japan REIT Investment Corp.	1,157	914
	Anest Iwata Corp.	92,900	913
	Shima Seiki Manufacturing Ltd.	80,700	912

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Qol Holdings Co. Ltd.	89,799	912
	Okinawa Electric Power Co. Inc.	123,308	910
	Tonami Holdings Co. Ltd.	21,500	907
	Seikitokyu Kogyo Co. Ltd.	78,700	906
	Sodick Co. Ltd.	179,478	904
	Hoosiers Holdings Co. Ltd.	118,700	903
	Kyokuto Securities Co. Ltd.	86,300	902
[2]	PHC Holdings Corp.	120,300	902
	Sparx Group Co. Ltd.	82,220	900
	Sagami Holdings Corp.	80,196	899
	Sakai Chemical Industry Co. Ltd.	47,409	899
	Mitsubishi Research Institute Inc.	28,400	895
	Nippon Fine Chemical Co. Ltd.	51,600	895
*	Fujio Food Group Inc.	95,300	892
	Neturen Co. Ltd.	121,000	884
	Mirai Industry Co. Ltd.	36,628	883
	Chubu Steel Plate Co. Ltd.	52,500	882
	Health Care & Medical Investment Corp.	1,063	882
[2]	Septeni Holdings Co. Ltd.	347,800	881
	FIDEA Holdings Co. Ltd.	80,820	880
	Alpen Co. Ltd.	59,300	872
	Wellneo Sugar Co. Ltd.	55,625	868
*	Nippon Sheet Glass Co. Ltd.	309,400	866
	G-Tekt Corp.	71,300	865
	Daito Pharmaceutical Co. Ltd.	54,130	865
	MARUKA FURUSATO Corp.	55,600	865
	Canon Electronics Inc.	56,494	863
	Sumida Corp.	121,509	863
	Genki Sushi Co. Ltd.	33,300	861
	gremz Inc.	53,100	854
	Daiki Aluminium Industry Co. Ltd.	102,930	854
	Mie Kotsu Group Holdings Inc.	231,799	853
	SIGMAXYZ Holdings Inc.	86,300	853
	Insource Co. Ltd.	144,000	844
	Sanyo Chemical Industries Ltd.	30,754	843
	Goldcrest Co. Ltd.	43,980	841
	Mitsuba Corp.	122,724	841
	TOC Co. Ltd.	178,046	841
	Key Coffee Inc.	59,293	837
	Sanyo Electric Railway Co. Ltd.	61,384	832
	Yahagi Construction Co. Ltd.	74,400	830
	Warabeya Nichiyo Holdings Co. Ltd.	48,000	829
	Pressance Corp.	61,148	827
	Fixstars Corp.	72,200	822
	Nippon Thompson Co. Ltd.	202,100	813
[2]	Daikoku Denki Co. Ltd.	32,800	812
	Tokushu Tokai Paper Co. Ltd.	31,300	808
	Shinagawa Refractories Co. Ltd.	65,900	806
	Nippon Denko Co. Ltd.	415,890	804
*,2	Universal Entertainment Corp.	78,362	799
	HI-LEX Corp.	82,500	798
	Cawachi Ltd.	42,900	796
	Macromill Inc.	136,000	796
*,2	Oisix ra daichi Inc.	86,718	795
	Weathernews Inc.	20,800	794
	KPP Group Holdings Co. Ltd.	158,815	788
	Tsubaki Nakashima Co. Ltd.	150,900	787
	Obara Group Inc.	29,540	786
	Matsuda Sangyo Co. Ltd.	39,600	783
	Shinnihon Corp.	69,800	777
	Seika Corp.	27,900	774
	COLOPL Inc.	190,200	773
	Nippon Road Co. Ltd.	68,700	770
	Torii Pharmaceutical Co. Ltd.	30,600	763
	Aiphone Co. Ltd.	37,200	757
	TOA ROAD Corp.	91,080	756
	Gakken Holdings Co. Ltd.	104,700	755
	France Bed Holdings Co. Ltd.	93,400	754
	ZIGExN Co. Ltd.	194,000	750
	Shikoku Bank Ltd.	94,940	748

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Itochu-Shokuhin Co. Ltd.	16,100	745
	Chiyoda Integre Co. Ltd.	33,000	744
	Tochigi Bank Ltd.	309,712	737
*	Nippon Chemi-Con Corp.	76,181	734
	Daiho Corp.	30,200	733
	JP-Holdings Inc.	180,300	733
	Nittoku Co. Ltd.	59,500	732
	Xebio Holdings Co. Ltd.	90,508	730
	Mandom Corp.	85,454	724
	CI Takiron Corp.	126,900	723
	FULLCAST Holdings Co. Ltd.	71,446	716
	Transaction Co. Ltd.	59,900	716
	Elan Corp.	116,700	715
	Hochiki Corp.	46,900	713
	GLOBERIDE Inc.	50,700	709
	Rock Field Co. Ltd.	70,168	708
	Rheon Automatic Machinery Co. Ltd.	68,715	706
	Stella Chemifa Corp.	25,400	700
	Okabe Co. Ltd.	132,735	699
	Raysum Co. Ltd.	30,800	695
	Fukuda Corp.	16,800	694
	Shinko Shoji Co. Ltd.	116,800	692
	Chubu Shiryo Co. Ltd.	68,600	689
	CMK Corp.	191,600	687
	Onoken Co. Ltd.	63,100	685
	JM Holdings Co. Ltd.	35,700	683
	Pharma Foods International Co. Ltd.	93,016	680
	m-up Holdings Inc.	76,700	680
	JSB Co. Ltd.	34,500	677
	Ichikoh Industries Ltd.	205,466	676
	Nippon Parking Development Co. Ltd.	491,400	676
	Ryoden Corp.	35,500	674
	Toenec Corp.	20,200	671
*	Istyle Inc.	226,800	670
	CAC Holdings Corp.	53,100	669
	Hokkaido Gas Co. Ltd.	30,800	668
	Nihon Nohyaku Co. Ltd.	137,500	668
	Aida Engineering Ltd.	116,606	663
	Ki-Star Real Estate Co. Ltd.	28,700	663
	Toyo Kanetsu KK	26,500	659
	Vector Inc.	100,000	659
	Osaki Electric Co. Ltd.	145,100	658
	EM Systems Co. Ltd.	153,600	658
	Shibusawa Warehouse Co. Ltd.	32,209	656
	M&A Capital Partners Co. Ltd.	46,300	656
	G-7 Holdings Inc.	58,200	656
*	Tatsuta Electric Wire & Cable Co. Ltd.	125,000	650
	Starts Proceed Investment Corp.	501	650
	JCR Pharmaceuticals Co. Ltd.	165,800	647
	Giken Ltd.	54,700	646
	Fudo Tetra Corp.	40,220	642
	Achilles Corp.	61,600	640
	Softcreate Holdings Corp.	53,478	638
*	giftee Inc.	79,504	636
	Tekken Corp.	36,600	633
	Carta Holdings Inc.	64,500	633
	Elematec Corp.	49,200	627
	V Technology Co. Ltd.	32,100	625
	Inageya Co. Ltd.	73,600	624
	Yorozu Corp.	81,076	622
	Kawada Technologies Inc.	34,500	617
	YAKUODO Holdings Co. Ltd.	32,800	617
	Futaba Corp.	153,132	610
	Komatsu Matere Co. Ltd.	119,200	605
	Base Co. Ltd.	32,200	604
	Kanaden Corp.	55,800	603
*,2	eRex Co. Ltd.	126,300	603
[2]	Shin Nippon Biomedical Laboratories Ltd.	71,400	597
	Hodogaya Chemical Co. Ltd.	17,500	596
	Honeys Holdings Co. Ltd.	55,190	595

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*,2	W-Scope Corp.	183,600	591
	Avant Group Corp.	65,000	591
	Aichi Corp.	69,900	589
	Icom Inc.	28,500	589
	Bank of Saga Ltd.	32,100	586
	Alpha Systems Inc.	28,900	584
	NEC Capital Solutions Ltd.	20,400	580
	Shinwa Co. Ltd.	32,400	576
	Sankyo Seiko Co. Ltd.	125,197	576
	Cleanup Corp.	116,900	572
	BRONCO BILLY Co. Ltd.	24,200	570
	Airport Facilities Co. Ltd.	141,900	568
	Proto Corp.	57,600	566
	ValueCommerce Co. Ltd.	71,200	559
	Towa Bank Ltd.	121,150	557
	DKK Co. Ltd.	38,780	555
	SRA Holdings	19,100	554
	Kyosan Electric Manufacturing Co. Ltd.	129,100	546
[2]	YA-MAN Ltd.	97,600	546
	Dai Nippon Toryo Co. Ltd.	67,000	545
	Asahi Co. Ltd.	55,000	544
	Nippon Beet Sugar Manufacturing Co. Ltd.	30,000	542
	Yondoshi Holdings Inc.	41,300	540
	Riso Kyoiku Co. Ltd.	332,800	539
	Shimizu Bank Ltd.	49,800	536
	Zenrin Co. Ltd.	82,950	534
	Cosel Co. Ltd.	65,200	533
	Kyodo Printing Co. Ltd.	20,600	533
	Yukiguni Maitake Co. Ltd.	78,200	532
	Moriroku Holdings Co. Ltd.	29,100	527
	Osaka Steel Co. Ltd.	31,000	526
	Gamecard-Joyco Holdings Inc.	34,200	526
	Ichiyoshi Securities Co. Ltd.	96,700	525
	Fujiya Co. Ltd.	28,900	523
	Tayca Corp.	46,232	523
	Intage Holdings Inc.	48,800	522
	LEC Inc.	69,648	521
	Sanoh Industrial Co. Ltd.	78,000	518
	Management Solutions Co. Ltd.	57,236	518
	Tomoku Co. Ltd.	29,100	515
*,2	Remixpoint Inc.	441,602	515
	Link & Motivation Inc.	158,300	512
	LITALICO Inc.	61,700	507
	Kenko Mayonnaise Co. Ltd.	35,300	506
	Tokyo Energy & Systems Inc.	57,500	500
	Feed One Co. Ltd.	77,820	493
	Tv Tokyo Holdings Corp.	20,100	491
*	Pacific Metals Co. Ltd.	53,608	487
*	PIA Corp.	23,100	485
	Solasto Corp.	143,100	485
	Yamashin-Filter Corp.	165,800	483
	Sanshin Electronics Co. Ltd.	33,400	482
	Shindengen Electric Manufacturing Co. Ltd.	24,600	479
	Taki Chemical Co. Ltd.	16,200	479
	Daido Metal Co. Ltd.	119,200	473
	Koatsu Gas Kogyo Co. Ltd.	73,900	473
	JSP Corp.	30,700	469
	DKS Co. Ltd.	22,000	469
	Shimojima Co. Ltd.	52,400	460
	Maezawa Kyuso Industries Co. Ltd.	47,000	459
	Kojima Co. Ltd.	63,300	456
*	Demae-Can Co. Ltd.	268,800	452
	Nichiban Co. Ltd.	34,300	440
	Midac Holdings Co. Ltd.	41,310	440
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	434
*,2	Sourcenext Corp.	297,400	432
	Nitto Kohki Co. Ltd.	28,100	431
	GMO Financial Holdings Inc.	100,800	431
	Toa Corp. (XTKS)	58,900	428
	Takaoka Toko Co. Ltd.	31,900	428

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	Chilled & Frozen Logistics Holdings Co. Ltd.	11,200	427
	Studio Alice Co. Ltd.	29,800	425
	Furukawa Battery Co. Ltd.	46,455	424
	Okuwa Co. Ltd.	71,500	422
	S-Pool Inc.	197,860	420
	Sankyo Tateyama Inc.	83,600	415
	Akatsuki Inc.	26,200	412
	Fuji Pharma Co. Ltd.	43,800	409
	Chiyoda Co. Ltd.	64,200	407
	JDC Corp.	121,600	404
	Okura Industrial Co. Ltd.	20,700	398
	Central Security Patrols Co. Ltd.	21,595	397
	Nakayama Steel Works Ltd.	61,200	392
	Hisaka Works Ltd.	54,100	391
	MTI Ltd.	70,000	390
	GMO GlobalSign Holdings KK	18,778	390
	CTS Co. Ltd.	69,742	386
	Maxvalu Tokai Co. Ltd.	18,200	385
[2]	KFC Holdings Japan Ltd.	8,900	384
	Marvelous Inc.	88,000	383
	Kintetsu Department Store Co. Ltd.	24,500	381
[2]	Takatori Corp.	18,390	380
[2]	Airtrip Corp.	40,018	376
	WATAMI Co. Ltd.	59,400	375
	Ministop Co. Ltd.	33,100	374
	Advan Group Co. Ltd.	60,400	372
*	Optim Corp.	82,338	370
	World Holdings Co. Ltd.	25,200	367
	Nihon Chouzai Co. Ltd.	34,900	366
	Melco Holdings Inc.	16,600	364
	Nippon Coke & Engineering Co. Ltd.	494,700	364
	Nippon Rietec Co. Ltd.	43,100	360
	Arakawa Chemical Industries Ltd.	44,600	353
*	Roland DG Corp.	9,800	349
*	Jamco Corp.	33,800	348
	SBI ARUHI Corp.	55,126	346
*	TerraSky Co. Ltd.	22,910	339
	Pronexus Inc.	39,035	336
	Nihon Tokushu Toryo Co. Ltd.	40,500	336
	Aeon Fantasy Co. Ltd.	19,800	335
	Rokko Butter Co. Ltd.	33,000	335
	Chuo Spring Co. Ltd.	43,600	334
*	KNT-CT Holdings Co. Ltd.	35,800	332
*	Atrae Inc.	56,816	330
	Inui Global Logistics Co. Ltd.	43,808	329
	Hokkan Holdings Ltd.	28,200	324
*,2	Japan Display Inc.	2,647,900	322
	Taisei Lamick Co. Ltd.	17,100	321
	ST Corp.	30,300	321
[2]	Kitanotatsujin Corp.	263,000	313
	Pole To Win Holdings Inc.	105,500	312
	I-PEX Inc.	22,900	310
	Fukui Computer Holdings Inc.	17,900	307
	FAN Communications Inc.	111,900	307
	Tess Holdings Co. Ltd.	112,700	306
	Artnature Inc.	54,800	305
	Ebase Co. Ltd.	68,800	305
*	Gurunavi Inc.	142,300	304
[2]	Abalance Corp.	42,000	302
	Fuso Pharmaceutical Industries Ltd.	19,700	298
	Corona Corp.	46,600	297
	Digital Holdings Inc.	40,945	291
	Amuse Inc.	26,700	286
	Oro Co. Ltd.	16,667	283
	Nippon Sharyo Ltd.	18,500	282
	Inaba Seisakusho Co. Ltd.	24,400	279
	Iseki & Co. Ltd.	40,887	277
	Nihon Trim Co. Ltd.	11,900	273
	Sekisui Kasei Co. Ltd.	90,300	271
	BrainPad Inc.	41,157	271

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Central Sports Co. Ltd.	15,675	266
	Fibergate Inc.	33,349	265
	IR Japan Holdings Ltd.	37,900	264
	Tsutsumi Jewelry Co. Ltd.	18,200	263
	Yushin Precision Equipment Co. Ltd.	55,200	261
	Media Do Co. Ltd.	27,521	257
	MedPeer Inc.	62,800	256
	WDB Holdings Co. Ltd.	20,712	253
	Nisso Holdings Co. Ltd.	44,600	245
*	Gunosy Inc.	42,000	237
*	Kourakuen Holdings Corp.	26,400	236
	Ohara Inc.	24,388	233
	LIFULL Co. Ltd.	215,900	233
*,2	Open Door Inc.	43,200	230
	Gecoss Corp.	34,200	223
	Medical Data Vision Co. Ltd.	61,800	223
	Marudai Food Co. Ltd.	18,818	220
*	Net Protections Holdings Inc.	153,100	214
	Kanamic Network Co. Ltd.	56,600	209
	Daisyo Corp.	25,700	208
	Kamakura Shinsho Ltd.	69,600	206
	Tosho Co. Ltd.	41,800	203
	Takamiya Co. Ltd.	62,800	199
*	FDK Corp.	41,914	190
	Taiho Kogyo Co. Ltd.	37,900	187
	Nagatanien Holdings Co. Ltd.	9,000	184
[2]	CHIMNEY Co. Ltd.	20,000	182
	Hito Communications Holdings Inc.	26,766	170
	Ubicom Holdings Inc.	18,700	166
	Wowow Inc.	20,400	157
	Tokyo Individualized Educational Institute Inc.	55,312	152
	Japan Medical Dynamic Marketing Inc.	32,118	151
*	Toho Zinc Co. Ltd.	28,200	147
*	OPEN Group Inc.	86,600	141
	robot home Inc.	94,100	108
	Direct Marketing MiX Inc.	69,900	107
*	Right On Co. Ltd.	18,000	45
			1,438,707
Kuwait (0.2%)
	National Industries Group Holding SAK	6,564,965	4,836
	Humansoft Holding Co. KSC	296,512	2,556
	Boursa Kuwait Securities Co. KPSC	359,590	2,434
*	Warba Bank KSCP	4,077,690	2,416
	Boubyan Petrochemicals Co. KSCP	1,197,057	2,282
*	Kuwait Projects Co. Holding KSCP	6,398,170	2,220
	Salhia Real Estate Co. KSCP	1,562,415	2,174
	Kuwait Telecommunications Co.	1,221,066	2,143
	Kuwait International Bank KSCP	2,553,312	1,562
	Integrated Holding Co. KCSC	652,260	1,213
	Jazeera Airways Co. KSCP	288,957	876
*	National Real Estate Co. KPSC	3,248,348	857
*	Alimtiaz Investment Group KSC	3,634,723	587
	Al Ahli Bank of Kuwait KSCP	219,613	220
	Kuwait Real Estate Co. KSC	197,649	156
	Commercial Real Estate Co. KSC	213,418	102
	Gulf Cables & Electrical Industries Group Co. KSCP	5,256	30
			26,664
Malaysia (0.8%)
	Inari Amertron Bhd.	10,659,900	8,789
	TIME dotCom Bhd.	3,925,900	4,393
	Frontken Corp. Bhd.	4,656,450	4,369
	Bursa Malaysia Bhd.	2,042,754	4,253
	My EG Services Bhd.	18,272,400	3,942
	Yinson Holdings Bhd.	7,414,240	3,857
	KPJ Healthcare Bhd.	8,286,000	3,358
	United Plantations Bhd.	573,800	3,271
*	Chin Hin Group Bhd.	4,406,200	3,136
	HAP Seng Consolidated Bhd.	3,269,500	3,059
	SP Setia Bhd. Group	8,102,800	2,828

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	VS Industry Bhd.	10,013,650	2,640
	IOI Properties Group Bhd.	5,333,600	2,474
	Kossan Rubber Industries Bhd.	5,099,700	2,354
	Malaysian Pacific Industries Bhd.	275,300	2,257
	Scientex Bhd.	2,402,300	2,217
	CTOS Digital Bhd.	6,646,400	2,056
	Pentamaster Corp. Bhd.	1,901,050	2,027
	Axis REIT	4,789,600	1,887
	D&O Green Technologies Bhd.	2,231,400	1,687
*	Greatech Technology Bhd.	1,450,400	1,679
	BerMaz Auto Bhd.	3,120,240	1,651
*	Bumi Armada Bhd.	13,354,800	1,584
	Bank Islam Malaysia Bhd	2,897,750	1,571
	MBSB Bhd.	8,688,000	1,542
	UEM Sunrise Bhd.	5,461,600	1,347
*	Berjaya Corp. Bhd.	13,496,728	1,250
	Hibiscus Petroleum Bhd.	2,304,980	1,208
	Cahya Mata Sarawak Bhd.	3,377,900	1,067
*	Supermax Corp. Bhd.	5,263,400	1,031
	Padini Holdings Bhd.	1,330,200	981
	Malaysian Resources Corp. Bhd.	7,061,538	955
*	WCT Holdings Bhd.	3,337,051	953
	Sports Toto Bhd.	2,569,286	924
	DRB-Hicom Bhd.	3,156,427	921
*	Dagang NeXchange Bhd.	9,520,600	872
*	UWC Bhd.	1,315,500	826
	Velesto Energy Bhd.	16,078,580	753
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	716
	British American Tobacco Malaysia Bhd.	325,200	591
*,1	Lotte Chemical Titan Holding Bhd.	1,843,705	430
*	Astro Malaysia Holdings Bhd.	4,680,400	285
*	PMB Technology Bhd.	690,078	271
	Sunway Bhd.	198,600	186
	Sime Darby Property Bhd.	328,900	113
	Heineken Malaysia Bhd.	19,400	97
			88,658
Mexico (0.3%)
	TF Administradora Industrial S de RL de CV	2,648,913	5,697
[1]	FIBRA Macquarie Mexico	2,631,713	4,394
	Gentera SAB de CV	3,507,225	4,158
	La Comer SAB de CV	1,577,607	2,936
	Genomma Lab Internacional SAB de CV Class B	2,582,380	2,667
	Bolsa Mexicana de Valores SAB de CV	1,476,166	2,298
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,084,698	1,899
*,1	Grupo Traxion SAB de CV	1,337,249	1,606
*,1	Nemak SAB de CV	7,554,087	1,030
	Grupo Rotoplas SAB de CV	653,648	921
			27,606
Netherlands (0.9%)
	Arcadis NV	249,389	17,812
	Fugro NV	387,313	10,344
	SBM Offshore NV	539,443	8,742
*,1	Just Eat Takeaway.com NV	653,640	8,330
	TKH Group NV	139,256	6,103
	Van Lanschot Kempen NV	134,235	5,810
	Corbion NV	200,109	4,480
*,2	Galapagos NV	165,719	4,430
*,1,2	Basic-Fit NV	181,706	4,396
	APERAM SA	147,382	4,005
	Koninklijke BAM Groep NV	942,143	3,905
	Eurocommercial Properties NV	156,385	3,895
	Flow Traders Ltd.	112,670	1,878
	Wereldhave NV	122,214	1,833
	AMG Critical Materials NV	106,913	1,819
[2]	PostNL NV	1,218,639	1,799
	Sligro Food Group NV	125,239	1,664
	Vastned Retail NV	60,005	1,521
*,1,2	Alfen NV	73,585	1,361
	NSI NV	59,813	1,268

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*,2	TomTom NV	206,395	1,132
[2]	Brunel International NV	75,448	860
[1]	B&S Group Sarl	68,391	350
			97,737
New Zealand (0.3%)
	Summerset Group Holdings Ltd.	754,284	5,034
	Goodman Property Trust	3,794,021	4,668
	Precinct Properties Group	4,095,964	2,952
	Freightways Group Ltd.	543,973	2,947
	Genesis Energy Ltd.	2,016,780	2,661
	Vector Ltd.	923,349	2,063
	Vital Healthcare Property Trust	1,727,209	1,955
	Argosy Property Ltd.	2,630,120	1,653
	Stride Property Group	2,000,860	1,524
*	Oceania Healthcare Ltd.	2,390,464	1,110
	Scales Corp. Ltd.	419,772	882
	SKY Network Television Ltd.	488,172	738
*	Synlait Milk Ltd.	95,105	17
			28,204
Norway (1.7%)
	Subsea 7 SA	809,865	15,578
	Storebrand ASA	1,390,239	13,954
	Frontline plc	488,389	12,039
	Bakkafrost P/F	175,356	9,160
	TGS ASA	669,272	8,184
	SpareBank 1 SR-Bank ASA	626,254	8,040
*	Nordic Semiconductor ASA	647,248	8,005
	Hafnia Ltd.	883,917	7,004
	SpareBank 1 SMN	437,379	6,522
	Borregaard ASA	337,438	5,779
	Borr Drilling Ltd.	796,675	5,413
	Golden Ocean Group Ltd.	420,638	5,228
	Protector Forsikring ASA	225,760	4,665
[1]	BW LPG Ltd.	286,258	4,653
*	Cadeler A/S	708,686	4,579
	Veidekke ASA	383,245	4,284
	Aker Solutions ASA	895,385	4,272
	Leroy Seafood Group ASA	969,333	4,210
	Hoegh Autoliners ASA	376,858	4,119
	Atea ASA	284,307	3,784
*,1	Scatec ASA	414,119	3,343
*,1	Crayon Group Holding ASA	278,587	3,324
	Wallenius Wilhelmsen ASA	349,103	3,246
[1]	Europris ASA	525,255	3,134
*,2	NEL ASA	5,772,084	3,110
	DNO ASA	2,982,761	3,037
	Stolt-Nielsen Ltd.	76,479	2,999
	FLEX LNG Ltd.	105,910	2,855
*,1	Entra ASA	250,680	2,818
	MPC Container Ships ASA	1,229,354	2,579
	Austevoll Seafood ASA	304,686	2,516
*,1	Elkem ASA	1,002,620	2,092
	Bonheur ASA	71,950	1,876
	Wilh Wilhelmsen Holding ASA Class A	46,126	1,634
*	Hexagon Composites ASA	415,500	1,266
	Grieg Seafood ASA	189,721	1,107
	BW Offshore Ltd.	289,919	808
*	Aker Carbon Capture ASA	1,264,269	738
*	BW Energy Ltd.	246,382	701
*	DOF Group ASA	25,731	266
*,2	Cavendish Hydrogen ASA	115,069	196
			183,117
Pakistan (0.1%)
	Hub Power Co. Ltd.	4,075,170	2,145
	Fauji Fertilizer Co. Ltd.	2,746,215	1,778
	Engro Corp. Ltd.	1,203,707	1,432
	Engro Fertilizers Ltd.	2,089,103	1,258
	Habib Bank Ltd.	2,242,766	1,061
	Pakistan Oilfields Ltd.	508,586	1,020

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Lucky Cement Ltd.	287,949	901
	United Bank Ltd.	906,860	846
	Millat Tractors Ltd.	371,473	838
	Pakistan State Oil Co. Ltd.	1,297,746	743
	Systems Ltd.	305,021	456
	Pakistan Petroleum Ltd.	1,018,416	410
*	TRG Pakistan	1,958,910	377
			13,265
Philippines (0.1%)
	Century Pacific Food Inc.	4,308,200	2,550
	AREIT Inc.	2,887,700	1,831
	Robinson's Land Corp.	7,142,897	1,811
	Wilcon Depot Inc.	4,562,900	1,368
	D&L Industries Inc.	7,925,400	807
	First Gen Corp.	1,783,487	529
*	Cebu Air Inc.	519,080	262
			9,158
Poland (0.8%)
[2]	CD Projekt SA	224,638	9,017
	Alior Bank SA	313,929	7,525
	Budimex SA	43,751	7,041
*	mBank SA	44,166	6,943
	KRUK SA	60,007	6,716
	Grupa Kety SA	32,250	6,690
*	PGE Polska Grupa Energetyczna SA	3,015,473	5,552
*	CCC SA	157,566	5,010
*	Bank Millennium SA	2,089,643	4,791
	Orange Polska SA	2,225,905	4,460
	Asseco Poland SA	182,243	3,863
	Benefit Systems SA	5,684	3,803
*	Tauron Polska Energia SA	3,273,493	3,137
	Bank Handlowy w Warszawie SA	114,528	2,809
*	Enea SA	889,403	2,474
*	Cyfrowy Polsat SA	506,512	1,657
*	AmRest Holdings SE	256,433	1,597
*,2	Jastrzebska Spolka Weglowa SA	180,563	1,216
	Warsaw Stock Exchange	75,126	804
*,2	Grupa Azoty SA	166,331	757
[1]	XTB SA	21,118	337
			86,199
Portugal (0.3%)
	Banco Comercial Portugues SA Class R	25,999,798	10,960
	Navigator Co. SA	878,634	3,565
	REN - Redes Energeticas Nacionais SGPS SA	1,357,468	3,443
	Sonae SGPS SA	2,951,242	3,010
	NOS SGPS SA	697,739	2,685
*	Greenvolt-Energias Renovaveis SA	230,604	2,077
	Altri SGPS SA	269,623	1,466
	CTT-Correios de Portugal SA	320,525	1,448
	Corticeira Amorim SGPS SA	124,358	1,224
	Mota-Engil SGPS SA	253,105	993
	Semapa-Sociedade de Investimento e Gestao	49,025	793
			31,664
Qatar (0.1%)
	Doha Bank QPSC	8,214,579	3,343
	Gulf International Services QSC	3,093,667	2,935
	United Development Co. QSC	6,133,391	1,854
	Al Meera Consumer Goods Co. QSC	354,293	1,424
			9,556
Romania (0.0%)
*	Teraplast SA	3,866,662	456
Russia (0.0%)
*,1,3	Detsky Mir PJSC	2,390,633	—
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	LSR Group PJSC	66,793	—

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Gruppa Kompanii Samolyot PAO	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	IDGC of Centre and Volga Region PJSC	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.6%)
*	Al Rajhi Co. for Co-operative Insurance	167,480	9,746
	Saudi Chemical Co. Holding	1,416,613	4,266
*	Saudi Ground Services Co.	307,627	4,198
	National Medical Care Co.	75,594	4,167
*,2	National Agriculture Development Co.	501,286	3,849
	National Gas & Industrialization Co.	126,909	3,602
	Al Hammadi Holding	270,300	3,381
	United International Transportation Co.	123,566	2,946
*	Middle East Healthcare Co.	138,188	2,912
*	Saudi Real Estate Co.	457,934	2,740
	Al Masane Al Kobra Mining Co.	154,618	2,447
	Al-Dawaa Medical Services Co.	97,491	2,329
	Arriyadh Development Co.	323,773	2,060
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	205,491	1,578
	Yanbu Cement Co.	223,860	1,548
	Bawan Co.	106,912	1,333
	Eastern Province Cement Co.	151,621	1,312
*	Saudi Ceramic Co.	171,207	1,294
	Arabian Cement Co.	178,516	1,286
*	Saudi Public Transport Co.	208,080	1,025
	City Cement Co.	213,276	1,025
	Northern Region Cement Co.	331,279	792
*	Najran Cement Co.	317,139	734
	National Co. for Learning & Education	12,937	637
*	Sinad Holding Co.	173,573	621
*	Zamil Industrial Investment Co.	102,314	618
*	Methanol Chemicals Co.	116,387	468
*	Herfy Food Services Co.	64,929	460
*	Jahez International Co.	66,941	451
*	East Pipes Integrated Co. for Industry	9,434	396
*	AlKhorayef Water & Power Technologies Co.	7,449	359
	Almunajem Foods Co.	11,064	293
*	Fawaz Abdulaziz Al Hokair & Co.	113,829	236
*	Perfect Presentation For Commercial Services Co.	47,323	203
	Electrical Industries Co.	111,291	202
	Saudi Automotive Services Co.	9,873	167
*	Middle East Paper Co.	14,620	156
	Retal Urban Development Co.	20,569	67
*	Al Moammar Information Systems Co.	992	48
	Al Rajhi REIT	8,246	19
			65,971
Singapore (0.6%)
	Frasers Centrepoint Trust	3,702,908	6,135
	Keppel Infrastructure Trust	13,252,268	4,770
	Golden Agri-Resources Ltd.	22,347,950	4,593
	ESR-LOGOS REIT	21,057,784	4,347
	Parkway Life REIT	1,244,381	3,385
	iFAST Corp. Ltd.	545,900	3,063
	Lendlease Global Commercial REIT	6,245,919	2,787
	PARAGON REIT	4,173,200	2,748
	Capitaland India Trust	3,225,610	2,635
	Sheng Siong Group Ltd.	2,224,100	2,562
	Raffles Medical Group Ltd.	3,260,784	2,292
	CDL Hospitality Trusts	2,811,142	2,034
	Starhill Global REIT	5,394,608	1,998
	CapitaLand China Trust	3,844,499	1,986
	First Resources Ltd.	1,753,629	1,945
	AIMS APAC REIT	1,964,658	1,927
	Far East Hospitality Trust	3,896,800	1,823
	Cromwell European REIT	1,175,740	1,784
	Digital Core REIT Management Pte. Ltd.	2,957,600	1,687

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	UMS Holdings Ltd.	1,964,800	1,651
	OUE Real Estate Investment Trust	7,810,309	1,579
	Riverstone Holdings Ltd.	1,877,000	1,341
*,2	AEM Holdings Ltd.	940,915	1,187
	First REIT	3,903,172	743
	Keppel Pacific Oak US REIT	3,170,000	636
	Silverlake Axis Ltd.	2,343,207	508
*	Manulife US REIT	6,221,088	506
	Bumitama Agri Ltd.	938,600	499
	Prime US REIT	2,319,015	442
	Nanofilm Technologies International Ltd.	691,400	442
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	355
*,2,3	Ezra Holdings Ltd.	4,500,399	—
*,3	Eagle Hospitality Trust	2,004,300	—
			64,390
South Africa (0.9%)
	Momentum Group Ltd.	4,406,897	6,484
	Truworths International Ltd.	1,242,144	6,179
	AVI Ltd.	1,130,202	6,069
	Sappi Ltd.	1,892,303	5,513
	Redefine Properties Ltd.	20,176,101	4,716
*	SPAR Group Ltd.	669,205	4,615
	Fortress Real Estate Investments Ltd. Class B	4,220,913	3,966
	Life Healthcare Group Holdings Ltd.	4,677,090	3,426
	Netcare Ltd.	4,610,993	3,298
	Vukile Property Fund Ltd.	3,593,825	3,246
	Thungela Resources Ltd.	464,889	3,084
	Barloworld Ltd.	574,831	2,935
	Resilient REIT Ltd.	983,177	2,717
	Motus Holdings Ltd.	475,763	2,698
[1]	Dis-chem Pharmacies Ltd.	1,316,928	2,589
	Hyprop Investments Ltd.	1,440,462	2,553
	Reunert Ltd.	536,879	2,118
	Omnia Holdings Ltd.	579,572	2,093
	Ninety One Ltd.	908,964	1,981
	Coronation Fund Managers Ltd.	941,225	1,933
	AECI Ltd.	331,089	1,925
	Super Group Ltd.	1,066,720	1,783
	Equites Property Fund Ltd.	2,447,906	1,759
*	MAS plc	1,698,489	1,711
*	Pick n Pay Stores Ltd.	1,186,932	1,514
	DRDGOLD Ltd.	1,460,377	1,491
*	KAP Ltd.	8,874,357	1,485
[2]	Attacq Ltd.	2,449,091	1,464
	DataTec Ltd.	703,518	1,380
	Sun International Ltd.	643,843	1,361
*	Telkom SA SOC Ltd.	1,030,151	1,337
	JSE Ltd.	214,778	1,255
*	Astral Foods Ltd.	124,649	1,180
	Curro Holdings Ltd.	1,703,393	1,134
*,2	We Buy Cars Pty. Ltd.	729,612	1,068
	Burstone Group Ltd.	2,118,501	914
	Afrimat Ltd.	99,521	375
	Grindrod Ltd.	414,970	355
[2]	Transaction Capital Ltd.	2,105,317	328
	Hosken Consolidated Investments Ltd.	17,678	181
			96,213
South Korea (3.8%)
	HD Hyundai Electric Co Ltd.	75,024	16,977
	Hyundai Rotem Co. Ltd.	249,449	8,892
	LS Electric Co. Ltd.	52,567	7,076
*	Sam Chun Dang Pharm Co. Ltd.	47,079	6,295
	Samyang Foods Co. Ltd.	13,661	6,136
	JB Financial Group Co. Ltd.	570,432	6,022
*	Enchem Co. Ltd.	46,331	5,928
	LIG Nex1 Co. Ltd.	37,149	5,401
	IsuPetasys Co. Ltd.	159,224	5,323
	Hyosung Heavy Industries Corp.	22,012	4,996
	LEENO Industrial Inc.	31,319	4,610

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	KIWOOM Securities Co. Ltd.	45,947	4,466
	DB HiTek Co. Ltd.	106,661	4,248
	JYP Entertainment Corp.	93,476	3,939
*	LigaChem Biosciences Inc.	58,972	3,648
	Eo Technics Co. Ltd.	27,482	3,556
	HPSP Co. Ltd.	146,475	3,501
*	Doosan Robotics Inc.	65,812	3,430
*	Hugel Inc.	19,094	3,419
*	Oscotec Inc.	111,288	3,371
	Hansol Chemical Co. Ltd.	27,838	3,327
*	Hanall Biopharma Co. Ltd.	124,962	3,240
*	WONIK IPS Co. Ltd.	112,245	3,114
*	Peptron Inc.	62,377	3,006
	Cosmax Inc.	25,847	2,924
	Classys Inc.	85,532	2,920
*,2	Daejoo Electronic Materials Co. Ltd.	33,264	2,872
	Youngone Corp.	99,174	2,819
	Hanwha Systems Co. Ltd.	204,055	2,810
	Soulbrain Co. Ltd.	14,369	2,776
	Hyosung Advanced Materials Corp.	11,959	2,734
*	Rainbow Robotics	26,701	2,732
	Dongjin Semichem Co. Ltd.	102,298	2,720
*	HLB Life Science Co. Ltd.	332,481	2,575
	Poongsan Corp.	60,324	2,573
*	People & Technology Inc.	63,081	2,517
	Doosan Co. Ltd.	19,531	2,505
[2]	Jusung Engineering Co. Ltd.	116,083	2,441
	KEPCO Engineering & Construction Co. Inc.	43,547	2,422
	Kolmar Korea Co. Ltd.	50,273	2,376
	CS Wind Corp.	67,636	2,367
	Douzone Bizon Co. Ltd.	52,220	2,339
	Korean Reinsurance Co.	387,413	2,337
	Hyosung TNC Corp.	10,358	2,283
	Medytox Inc.	17,324	2,186
	Hyundai Elevator Co. Ltd.	68,954	2,152
	Daewoong Pharmaceutical Co. Ltd.	23,553	2,143
	SK REITs Co. Ltd.	561,118	2,132
	HDC Hyundai Development Co-Engineering & Construction Class E	126,706	2,126
*	Synopex Inc.	254,418	2,126
*	Lunit Inc.	73,426	2,113
	PharmaResearch Co. Ltd.	20,846	2,043
	Chong Kun Dang Pharmaceutical Corp.	25,021	2,038
	ST Pharm Co. Ltd.	31,192	2,034
	LX Semicon Co. Ltd.	36,967	2,026
	Soop Co. Ltd.	26,484	2,000
	Hana Micron Inc.	139,570	1,987
[2]	LX International Corp.	86,096	1,931
	Shinsung Delta Tech Co. Ltd.	49,830	1,924
	SM Entertainment Co. Ltd.	37,194	1,917
*	Taihan Electric Wire Co. Ltd.	185,594	1,868
	Advanced Nano Products Co. Ltd.	27,181	1,866
	Daeduck Electronics Co. Ltd.	114,790	1,864
	Park Systems Corp.	15,174	1,838
	Hyundai Construction Equipment Co. Ltd.	41,332	1,794
*	Kumho Tire Co. Inc.	479,517	1,792
*	Chabiotech Co. Ltd.	150,219	1,783
	Sebang Global Battery Co. Ltd.	26,352	1,777
*	ISU Specialty Chemical	68,598	1,751
*	SOLUM Co. Ltd.	132,689	1,750
*	ABLBio Inc.	83,122	1,743
*	Hyundai Bioscience Co. Ltd.	123,493	1,712
	Daishin Securities Co. Ltd.	137,084	1,684
	Kolon Industries Inc.	62,124	1,684
*	Seojin System Co. Ltd.	84,635	1,674
*	Bioneer Corp.	72,336	1,669
	ESR Kendall Square REIT Co. Ltd.	454,039	1,631
	TCC Steel	57,958	1,563
	Eugene Technology Co. Ltd.	46,015	1,547
	Dentium Co. Ltd.	22,577	1,545
	Koh Young Technology Inc.	177,623	1,506

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Doosan Fuel Cell Co. Ltd.	101,568	1,495
*	Lake Materials Co. Ltd.	126,788	1,479
*	HLB Therapeutics Co. Ltd.	233,885	1,465
*	Cosmochemical Co. Ltd.	92,227	1,451
	HK inno N Corp.	49,641	1,434
	SIMMTECH Co. Ltd.	63,380	1,411
	Han Kuk Carbon Co. Ltd.	156,791	1,408
	SL Corp.	51,920	1,407
	Ecopro HN Co. Ltd.	36,704	1,399
	BH Co. Ltd.	86,203	1,369
	Hana Tour Service Inc.	36,894	1,368
*	Naturecell Co. Ltd.	168,797	1,346
*	W Scope Chungju Plant Co. Ltd.	76,521	1,336
*	Mezzion Pharma Co. Ltd.	56,106	1,328
*	Nexon Games Co. Ltd.	75,429	1,310
	ISC Co. Ltd.	35,387	1,287
	Shinhan Alpha REIT Co. Ltd.	258,953	1,273
[2]	DoubleUGames Co. Ltd.	36,809	1,248
*	Fadu Inc.	96,495	1,238
	LOTTE REIT Co. Ltd.	447,337	1,237
	Daesang Corp.	68,659	1,221
	Tokai Carbon Korea Co. Ltd.	14,624	1,219
*	Binex Co. Ltd.	81,069	1,210
	Daou Technology Inc.	88,954	1,206
	Hanssem Co. Ltd.	25,852	1,201
	Innocean Worldwide Inc.	83,544	1,200
	JR Global REIT	407,952	1,179
	S&S Tech Corp.	53,520	1,174
*	Creative & Innovative System	164,509	1,138
	SK Gas Ltd.	8,613	1,121
	Lotte Wellfood Co. Ltd.	8,523	1,117
	Korea Electric Terminal Co. Ltd.	24,634	1,101
*	Cafe24 Corp.	45,686	1,098
*	Duk San Neolux Co. Ltd.	43,529	1,096
	Hanwha General Insurance Co. Ltd.	265,710	1,093
	Intellian Technologies Inc.	27,655	1,091
	Youngone Holdings Co. Ltd.	18,138	1,074
	JW Pharmaceutical Corp.	46,082	1,072
	Hankook & Co. Co. Ltd.	92,671	1,063
	Binggrae Co. Ltd.	16,251	1,060
	YG Entertainment Inc.	37,688	1,057
*	Hanwha Investment & Securities Co. Ltd.	383,737	1,055
	Sam-A Aluminum Co. Ltd.	27,646	1,052
	Green Cross Holdings Corp.	93,682	1,042
	OCI Co. Ltd.	16,831	1,024
	HAESUNG DS Co. Ltd.	38,190	1,016
	Daewoong Co. Ltd.	64,173	1,012
	NEXTIN Inc.	24,557	1,008
	Innox Advanced Materials Co. Ltd.	45,677	1,005
*	PI Advanced Materials Co. Ltd.	48,541	990
[2]	TKG Huchems Co. Ltd.	71,158	989
	DongKook Pharmaceutical Co. Ltd.	76,557	985
*	Shin Poong Pharmaceutical Co. Ltd.	112,283	972
	KC Tech Co. Ltd.	30,441	971
	Myoung Shin Industrial Co. Ltd.	101,273	971
	Doosan Tesna Inc.	32,817	961
*	Foosung Co. Ltd.	207,446	958
	KCC Glass Corp.	31,390	958
*	SFA Semicon Co. Ltd.	272,456	949
	MegaStudyEdu Co. Ltd.	24,884	947
*	GemVax & Kael Co. Ltd.	120,278	931
	Seoul Semiconductor Co. Ltd.	137,019	915
[2]	Posco M-Tech Co. Ltd.	67,340	906
	Ahnlab Inc.	21,444	904
*	SK oceanplant Co. Ltd.	95,273	884
	NICE Information Service Co. Ltd.	117,057	882
*	CJ CGV Co. Ltd.	211,245	881
	SK Discovery Co. Ltd.	31,616	878
	Lotte Rental Co. Ltd.	39,938	876
*	KMW Co. Ltd.	96,176	868

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	BNC Korea Co. Ltd.	181,799	867
	Caregen Co. Ltd.	52,284	865
*	Eubiologics Co. Ltd.	104,276	858
	Dong-A ST Co. Ltd.	16,170	841
	Com2uSCorp	30,324	839
	Korea Petrochemical Ind Co. Ltd.	10,018	834
	i-SENS Inc.	61,029	830
*	Lotte Tour Development Co. Ltd.	116,739	828
*	Asiana Airlines Inc.	112,078	816
	Youlchon Chemical Co. Ltd.	44,708	801
	NHN Corp.	56,921	798
	Unid Co. Ltd.	12,652	794
	IS Dongseo Co. Ltd.	44,219	793
	Sungwoo Hitech Co. Ltd.	143,240	791
	Taekwang Industrial Co. Ltd.	1,790	790
*,2	Dawonsys Co. Ltd.	98,475	788
	SNT Motiv Co. Ltd.	24,925	781
	Dong-A Socio Holdings Co. Ltd.	9,560	774
	SFA Engineering Corp.	41,545	769
	LX Hausys Ltd.	22,513	768
	LX Holdings Corp.	146,463	760
	Samyang Holdings Corp.	14,895	759
*	Shinsung E&G Co. Ltd.	556,229	752
*	Sungeel Hitech Co. Ltd.	16,897	751
	Orion Holdings Corp.	68,741	749
*	Korea Line Corp.	474,976	747
	Partron Co. Ltd.	132,560	732
	Dongkuk Steel Mill Co. Ltd.	110,934	730
	Soulbrain Holdings Co. Ltd.	18,004	723
	Hancom Inc.	52,426	723
*	Jeju Air Co. Ltd.	102,236	716
*	Sambu Engineering & Construction Co. Ltd.	652,489	712
	HDC Holdings Co. Ltd.	97,611	709
	Hankook Shell Oil Co. Ltd.	2,786	694
	Mcnex Co. Ltd.	45,135	690
	Hyosung Corp.	20,306	680
*	Vaxcell-Bio Therapeutics Co. Ltd.	56,520	673
	Samwha Capacitor Co. Ltd.	21,047	672
[2]	TES Co. Ltd.	43,991	670
	TK Corp.	55,768	663
	GC Cell Corp.	28,584	657
	InBody Co. Ltd.	37,423	656
*	Studio Dragon Corp.	23,631	652
*	CMG Pharmaceutical Co. Ltd.	383,090	649
	Boryung	84,761	646
	Nexen Tire Corp.	113,929	644
	INTOPS Co. Ltd.	39,967	642
	Hansae Co. Ltd.	44,490	639
	ENF Technology Co. Ltd.	32,225	639
*	GeneOne Life Science Inc.	277,462	638
	Neowiz	42,069	637
*	Ananti Inc.	154,821	634
	Handsome Co. Ltd.	49,758	633
	Hanil Cement Co. Ltd.	59,370	630
	Solid Inc.	163,090	629
	Eugene Investment & Securities Co. Ltd.	182,976	628
*	Il Dong Pharmaceutical Co. Ltd.	60,878	617
	Sung Kwang Bend Co. Ltd.	58,703	613
	L&C Bio Co. Ltd.	41,257	613
*	Amicogen Inc.	168,028	603
	Korea United Pharm Inc.	35,648	599
	Webzen Inc.	47,223	593
	E1 Corp.	10,695	591
*	Chunbo Co. Ltd.	12,955	589
*	Yungjin Pharmaceutical Co. Ltd.	316,309	586
	LF Corp.	55,138	582
*	Genexine Inc.	112,299	579
*	NEPES Corp.	62,567	577
	Harim Holdings Co. Ltd.	134,546	577
*	HLB Global Co. Ltd.	142,176	572

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Pharmicell Co. Ltd.	148,727	568
	Huons Co. Ltd.	23,322	555
	Advanced Process Systems Corp.	36,568	554
	NICE Holdings Co. Ltd.	72,461	550
*	DIO Corp.	38,985	549
	Korea Asset In Trust Co. Ltd.	245,456	543
	Hyundai Home Shopping Network Corp.	15,161	539
	Tongyang Life Insurance Co. Ltd.	92,674	537
	UniTest Inc.	60,678	537
*	Daea TI Co. Ltd.	234,869	534
	GOLFZON Co. Ltd.	9,827	528
*	Bukwang Pharmaceutical Co. Ltd.	134,499	522
*	Danal Co. Ltd.	181,502	518
	KISWIRE Ltd.	35,254	515
	Songwon Industrial Co. Ltd.	59,532	514
	SK Securities Co. Ltd.	1,250,275	510
	Vieworks Co. Ltd.	26,371	506
	Hyundai Green Food	54,847	503
	Dongwon F&B Co. Ltd.	16,470	499
	KH Vatec Co. Ltd.	57,667	499
	Hanjin Transportation Co. Ltd.	35,235	497
	Humedix Co. Ltd.	19,600	496
[2]	Zinus Inc.	45,231	493
[2]	Yunsung F&C Co. Ltd.	11,722	488
	RFHIC Corp.	49,396	485
	iMarketKorea Inc.	76,787	483
*,2	Humasis Co. Ltd.	372,260	482
	Samyang Corp.	13,339	481
	HL Holdings Corp.	19,666	478
	Grand Korea Leisure Co. Ltd.	53,891	474
	Seah Besteel Holdings Corp.	34,167	472
	KC Co. Ltd.	31,238	467
	Modetour Network Inc.	47,716	450
	Ilyang Pharmaceutical Co. Ltd.	44,081	447
[2]	Seobu T&D	91,176	444
	Shinsegae International Inc.	42,245	437
	Namyang Dairy Products Co. Ltd.	1,115	425
[2]	Young Poong Corp.	1,847	425
*	AbClon Inc.	42,560	418
	Korea Real Estate Investment & Trust Co. Ltd.	546,836	412
	Tongyang Inc.	667,833	411
	NHN KCP Corp.	66,883	403
	KISCO Corp.	64,243	397
	Hyundai Corp.	25,414	395
	Aekyung Industrial Co. Ltd.	27,149	394
	Samchully Co. Ltd.	5,942	391
*	Helixmith Co. Ltd.	128,167	386
*	Komipharm International Co. Ltd.	128,568	385
*,3	Cellivery Therapeutics Inc.	78,877	383
	Hansol Technics Co. Ltd.	102,248	379
[2]	iNtRON Biotechnology Inc.	81,483	379
*	Namsun Aluminum Co. Ltd.	331,369	378
*	CrystalGenomics Invites Co. Ltd.	207,711	376
	Hansol Paper Co. Ltd.	49,400	369
*	OliX Pharmaceuticals Inc.	33,958	369
*	Enplus Co. Ltd.	251,220	366
	Able C&C Co. Ltd.	57,510	363
	Dongkuk CM Co. Ltd.	65,265	360
	Daol Investment & Securities Co. Ltd.	154,806	358
*,2	Samsung Pharmaceutical Co. Ltd.	300,372	357
	HS Industries Co. Ltd.	121,990	354
*	MedPacto Inc.	62,714	351
*	Hyosung Chemical Corp.	9,076	344
*,3	NKMax Co. Ltd.	232,882	342
	Huons Global Co. Ltd.	18,780	341
*	Wysiwyg Studios Co. Ltd.	295,778	336
	Namhae Chemical Corp.	64,980	334
	Chongkundang Holdings Corp.	8,288	320
*	ITM Semiconductor Co. Ltd.	22,410	320
	Kwang Dong Pharmaceutical Co. Ltd.	64,717	315

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Com2uS Holdings Corp.	16,072	308
	Toptec Co. Ltd.	58,529	299
*	Hanwha Galleria Corp.	336,965	296
	Hyundai GF Holdings	92,427	294
*	KUMHOE&C Co. Ltd.	107,849	294
	Cuckoo Homesys Co. Ltd.	17,976	292
	SPC Samlip Co. Ltd.	6,908	275
	Dongwon Industries Co. Ltd.	11,161	273
*,2	Sangsangin Co. Ltd.	129,315	269
	Daehan Flour Mill Co. Ltd.	2,609	267
	Daeduck Co. Ltd.	56,872	266
	Kolon Corp.	23,081	265
*	Interflex Co. Ltd.	28,626	264
	Maeil Dairies Co. Ltd.	8,362	258
*	STCUBE	63,962	257
*	Medipost Co. Ltd.	53,628	256
*	Enzychem Lifesciences Corp.	210,541	252
	Nature Holdings Co. Ltd.	28,106	251
	Jeil Pharmaceutical Co. Ltd.	22,037	246
*	Wonik Holdings Co. Ltd.	99,090	232
*	Inscobee Inc.	317,011	229
	Gradiant Corp.	24,798	226
*	HJ Shipbuilding & Construction Co. Ltd.	91,190	222
*	HS Hyosung Corp.	4,520	209
	Yuanta Securities Korea Co. Ltd.	88,632	194
*	Woongjin Thinkbig Co. Ltd.	140,098	189
	CJ Freshway Corp.	12,772	179
*,2,3	Kuk-il Paper Manufacturing Co. Ltd.	305,865	178
	LOTTE Himart Co. Ltd.	24,454	161
	Eusu Holdings Co. Ltd.	40,569	160
*	Ace Technologies Corp.	200,703	140
	Hansol Holdings Co. Ltd.	53,444	104
*	Dongsung Pharmaceutical Co. Ltd.	13,095	46
*	Homecast Co. Ltd.	9,461	21
	DB Financial Investment Co. Ltd.	1,505	5
			411,293
Spain (1.1%)
	Fluidra SA	468,217	10,431
	Viscofan SA	136,129	9,077
	Indra Sistemas SA	421,002	8,443
	Vidrala SA (XMAD)	79,686	8,293
[1]	Unicaja Banco SA	5,337,401	7,184
	Acerinox SA	667,062	7,009
	Laboratorios Farmaceuticos Rovi SA	71,612	6,890
	Inmobiliaria Colonial Socimi SA	1,110,541	6,460
	Cia de Distribucion Integral Logista Holdings SA	215,063	6,369
	CIE Automotive SA	146,395	4,276
	Sacyr SA	1,101,807	3,893
	Faes Farma SA	1,007,457	3,857
*	Solaria Energia y Medio Ambiente SA	278,855	3,330
	Construcciones y Auxiliar de Ferrocarriles SA	85,677	3,244
	Almirall SA	300,635	2,997
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,379,826	2,851
	Melia Hotels International SA	363,781	2,785
	Lar Espana Real Estate Socimi SA	217,055	1,909
*,2	Tecnicas Reunidas SA	152,613	1,904
	Atresmedia Corp. de Medios de Comunicacion SA	330,739	1,672
	Pharma Mar SA	39,652	1,667
[1]	Gestamp Automocion SA	540,560	1,568
*	Ence Energia y Celulosa SA	441,808	1,552
[1]	Neinor Homes SA	93,011	1,308
[1]	Global Dominion Access SA	378,028	1,235
	Prosegur Cia de Seguridad SA	447,181	830
[1]	Prosegur Cash SA	1,197,502	691
*	Distribuidora Internacional de Alimentacion SA	47,700,236	656
*,2	Applus Services SA	33,724	467
			112,848

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
Sweden (4.1%)
	AddTech AB Class B	766,884	24,746
	AAK AB	599,120	17,241
	Nordnet AB publ	591,602	12,086
	Sectra AB Class B	517,627	11,786
	Lagercrantz Group AB Class B	657,284	11,098
	Fortnox AB	1,693,927	10,473
	Hemnet Group AB	266,214	9,864
	Avanza Bank Holding AB	431,480	9,693
[1]	Munters Group AB	447,404	9,686
	Hexpol AB	858,608	9,603
[1]	Thule Group AB	334,116	9,237
	Wihlborgs Fastigheter AB	910,163	9,219
	Mycronic AB	255,713	8,967
*,2	Embracer Group AB	3,049,779	7,803
	Billerud Aktiebolag	772,088	7,775
[1]	Dometic Group AB	1,096,810	7,525
	Elekta AB Class B	1,194,030	7,496
	Loomis AB	228,841	7,292
	Fabege AB	868,922	7,286
	Bure Equity AB	188,525	7,063
	Kinnevik AB Class B	832,495	6,980
*	Camurus AB	108,059	6,839
	Catena AB	129,518	6,593
*	Electrolux AB Class B	716,478	6,382
	Nyfosa AB	612,582	6,269
	AFRY AB	338,442	6,135
	Vitec Software Group AB Class B	116,037	6,070
	Lindab International AB	235,225	5,820
	Wallenstam AB Class B	1,145,432	5,778
*,1	Sinch AB	2,129,663	5,772
[1]	Bravida Holding AB	694,860	5,624
	Pandox AB	300,177	5,569
	AddLife AB Class B	369,874	5,423
	Peab AB Class B	664,266	4,954
	Electrolux Professional AB Class B	784,117	4,936
	Vitrolife AB	223,445	4,805
	Alleima AB	646,061	4,695
	Betsson AB Class B	392,568	4,673
	Hufvudstaden AB Class A	382,008	4,630
	Granges AB	368,266	4,496
	NCAB Group AB	601,146	4,398
	Mips AB	87,771	4,370
	JM AB	223,821	4,364
	NCC AB Class B	281,268	4,343
	Bufab AB	98,005	4,086
	AddNode Group AB	411,150	4,086
	HMS Networks AB	102,064	3,971
	Storskogen Group AB Class B	4,753,014	3,859
	Instalco AB	806,563	3,842
*	Sdiptech AB Class B	120,399	3,687
*,2	Hexatronic Group AB	618,872	3,658
	Biotage AB	188,949	3,539
	Nolato AB Class B	610,260	3,277
	Atrium Ljungberg AB Class B	147,133	3,147
	Beijer Alma AB	151,813	3,111
	Bilia AB Class A	244,161	3,039
	Troax Group AB	132,882	3,018
	Arjo AB Class B	766,717	2,971
*,2	Better Collective A/S	127,337	2,916
*,1	Scandic Hotels Group AB	471,825	2,872
*	OX2 AB	514,322	2,849
	Medicover AB Class B	157,641	2,844
	Cibus Nordic Real Estate AB publ	175,266	2,738
	INVISIO AB	108,955	2,547
*	Modern Times Group MTG AB Class B	316,022	2,427
	Dios Fastigheter AB	273,701	2,197
	Ratos AB Class B	679,561	2,187
	SkiStar AB	146,267	2,154
	NP3 Fastigheter AB	89,803	2,149

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Samhallsbyggnadsbolaget i Norden AB	3,178,637	2,015
	Clas Ohlson AB Class B	125,480	1,993
*,1	Boozt AB	191,946	1,964
	Truecaller AB Class B	581,316	1,841
	Platzer Fastigheter Holding AB Class B	197,599	1,807
	Corem Property Group AB Class B	1,930,041	1,724
	Systemair AB	227,074	1,714
*,1	BioArctic AB	112,565	1,687
	MEKO AB	148,016	1,553
[1]	Attendo AB	354,685	1,552
	Cloetta AB Class B	715,400	1,535
	Fagerhult Group AB	239,721	1,467
	Investment AB Oresund	109,365	1,271
*	Stillfront Group AB	1,520,656	1,271
[2]	Intrum AB	295,412	1,155
*	Norion Bank AB	282,650	1,071
[1]	Resurs Holding AB	490,482	1,048
	Samhallsbyggnadsbolaget i Norden AB Class D	1,202,423	879
	Volati AB	76,267	852
*,1	BoneSupport Holding AB	23,971	675
	NCC AB Class A	4,913	76
*,3	Ow Bunker A/S	24,023	—
			442,178
Switzerland (2.8%)
	Siegfried Holding AG (Registered)	14,208	16,560
	Accelleron Industries AG	324,149	16,040
[1]	Galenica AG	169,201	14,717
	Comet Holding AG (Registered)	25,559	10,241
	Inficon Holding AG (Registered)	6,669	9,944
	Bucher Industries AG (Registered)	24,047	9,742
	Swissquote Group Holding SA (Registered)	30,159	9,619
	Allreal Holding AG (Registered)	51,140	9,117
	SFS Group AG	60,909	8,895
	Sulzer AG (Registered)	59,507	8,847
[2]	Cembra Money Bank AG	100,345	8,762
	Softwareone Holding AG	412,414	8,234
	Mobimo Holding AG (Registered)	25,033	7,498
	Burckhardt Compression Holding AG	10,755	7,494
	Landis & Gyr Group AG	74,574	6,755
	VZ Holding AG	47,425	6,406
	Vontobel Holding AG (Registered)	95,532	6,259
	Kardex Holding AG (Registered)	20,339	6,194
	dormakaba Holding AG	10,175	6,163
*	Aryzta AG	3,200,182	6,126
	Valiant Holding AG (Registered)	53,661	6,085
	ALSO Holding AG (Registered)	19,939	6,045
	Interroll Holding AG (Registered)	1,830	5,913
	Stadler Rail AG	186,337	5,703
	Ypsomed Holding AG (Registered)	11,991	5,511
	Daetwyler Holding AG	25,527	5,311
	Huber and Suhner AG (Registered)	55,590	4,868
	St. Galler Kantonalbank AG (Registered)	9,692	4,781
	EFG International AG	326,758	4,671
*	ams-OSRAM AG	3,182,191	4,273
	OC Oerlikon Corp. AG (Registered)	630,501	3,547
	SKAN Group AG	36,972	3,338
	Forbo Holding AG (Registered)	3,000	3,231
*,1	Sensirion Holding AG	34,027	3,192
	COSMO Pharmaceuticals NV	33,075	2,811
[1]	Medacta Group SA	19,336	2,770
	Intershop Holding AG	20,553	2,743
*	Arbonia AG	168,951	2,444
[2]	Komax Holding AG (Registered)	15,728	2,390
	LEM Holding SA (Registered)	1,551	2,265
	Bossard Holding AG (Registered) Class A	8,745	2,229
	u-blox Holding AG	23,049	2,109
	Bell Food Group AG (Registered)	6,952	1,968
	Implenia AG (Registered)	54,234	1,965
	Autoneum Holding AG	12,393	1,947

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Basilea Pharmaceutica AG (Registered)	39,058	1,768
*,1	Montana Aerospace AG	80,505	1,713
*,1	PolyPeptide Group AG	51,085	1,707
	Zehnder Group AG	26,414	1,664
*,2	DocMorris AG	30,583	1,549
	Bystronic AG	4,149	1,492
	Vetropack Holding AG (Registered)	37,582	1,428
	Schweiter Technologies AG	2,812	1,319
	Rieter Holding AG (Registered)	10,698	1,267
*,1	Medartis Holding AG	14,473	1,240
[1]	Medmix AG	89,429	1,232
*,2	Idorsia Ltd.	415,647	1,203
	Leonteq AG	35,514	1,073
	PIERER Mobility AG	32,084	1,032
	Investis Holding SA	6,256	777
	APG SGA SA	3,279	738
	VP Bank AG Class A	7,857	648
*,2	Meyer Burger Technology AG	108,178	638
			298,211
Taiwan (8.1%)
	International Games System Co. Ltd. Class C	670,852	15,348
	Chroma ATE Inc.	1,355,040	12,617
	King Yuan Electronics Co. Ltd.	3,777,963	12,317
	Jentech Precision Industrial Co. Ltd.	336,156	12,078
	Lotes Co. Ltd.	253,706	10,929
	Tripod Technology Corp.	1,679,327	10,306
	Highwealth Construction Corp.	4,982,617	9,756
	Makalot Industrial Co. Ltd.	703,795	9,646
	Fortune Electric Co. Ltd.	435,363	9,291
	Compeq Manufacturing Co. Ltd.	3,788,471	9,092
	Phison Electronics Corp.	557,962	8,791
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,444,625	8,377
	Radiant Opto-Electronics Corp.	1,523,147	8,318
	Lien Hwa Industrial Holdings Corp.	4,265,576	8,142
	King Slide Works Co. Ltd.	216,675	7,492
	Gold Circuit Electronics Ltd.	1,051,652	7,164
	Sinbon Electronics Co. Ltd.	709,066	7,127
	Shihlin Electric & Engineering Corp.	956,000	7,042
	Faraday Technology Corp.	759,470	7,014
	Taichung Commercial Bank Co. Ltd.	12,693,243	6,900
*	TA Chen Stainless Pipe	5,743,686	6,859
	Simplo Technology Co. Ltd.	592,631	6,513
	Merida Industry Co. Ltd.	825,055	6,318
	WT Microelectronics Co. Ltd.	1,960,553	6,241
	Goldsun Building Materials Co. Ltd. Class C	3,818,402	6,147
	Macronix International Co. Ltd.	6,779,386	6,107
	Bizlink Holding Inc.	522,144	6,095
[2]	King's Town Bank Co. Ltd.	3,222,193	5,781
	United Integrated Services Co. Ltd.	515,200	5,397
	IBF Financial Holdings Co. Ltd.	11,543,551	5,358
	Wistron NeWeb Corp.	1,239,066	5,351
	Qisda Corp.	4,698,000	5,017
	AURAS Technology Co. Ltd.	241,000	5,008
	Sanyang Motor Co. Ltd.	2,047,037	4,795
	Run Long Construction Co. Ltd.	1,264,000	4,745
	Tung Ho Steel Enterprise Corp.	2,092,350	4,694
	Ruentex Industries Ltd.	1,906,349	4,688
	MPI Corp.	277,000	4,600
	Bora Pharmaceuticals Co. Ltd.	183,123	4,588
	Chipbond Technology Corp.	2,350,852	4,573
	Tong Yang Industry Co. Ltd.	1,582,919	4,503
	Taiwan Hon Chuan Enterprise Co. Ltd.	932,401	4,448
	Topco Scientific Co. Ltd.	540,643	4,447
	Huaku Development Co. Ltd.	860,748	4,381
[2]	AP Memory Technology Corp.	441,154	4,340
	Poya International Co. Ltd.	277,317	4,337
*	Yulon Finance Corp.	892,483	4,218
	Taiwan Union Technology Corp.	843,000	4,161
[2]	Getac Holdings Corp.	1,315,000	4,142

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	YFY Inc.	4,477,000	4,073
	Mitac Holdings Corp.	3,109,617	4,046
*	Great Wall Enterprise Co. Ltd.	2,285,686	4,006
	Kinik Co.	411,000	3,971
*	China Petrochemical Development Corp.	12,300,620	3,942
	Everlight Electronics Co. Ltd.	1,649,725	3,940
	Elan Microelectronics Corp.	925,545	3,917
	Supreme Electronics Co. Ltd.	1,632,008	3,899
	Century Iron & Steel Industrial Co. Ltd.	571,000	3,854
	L&K Engineering Co. Ltd.	536,475	3,848
	XinTec Inc.	531,000	3,833
[2]	Jinan Acetate Chemical Co. Ltd.	144,320	3,832
*	Nan Kang Rubber Tire Co. Ltd.	2,363,107	3,809
	Taiwan Surface Mounting Technology Corp.	1,007,530	3,803
	Depo Auto Parts Ind Co. Ltd.	463,313	3,785
	Sercomm Corp.	1,073,000	3,748
	Ta Ya Electric Wire & Cable	2,230,521	3,698
	Wisdom Marine Lines Co. Ltd.	1,683,241	3,650
	Far Eastern Department Stores Ltd.	3,888,043	3,626
	Fusheng Precision Co. Ltd.	414,000	3,618
*	Lotus Pharmaceutical Co. Ltd.	442,000	3,572
	Sigurd Microelectronics Corp.	1,456,822	3,445
	CTCI Corp.	2,076,667	3,399
	VisEra Technologies Co. Ltd.	334,000	3,382
[2]	Asia Optical Co. Inc.	1,217,000	3,357
	Feng Hsin Steel Co. Ltd.	1,381,000	3,342
	Fitipower Integrated Technology Inc.	410,246	3,299
[2]	Kinpo Electronics	4,563,196	3,294
	FLEXium Interconnect Inc.	1,214,140	3,285
	Nan Pao Resins Chemical Co. Ltd.	326,000	3,284
	Silicon Integrated Systems Corp.	1,360,130	3,283
	Shinkong Synthetic Fibers Corp.	6,125,416	3,210
	Ardentec Corp.	1,593,851	3,120
	Primax Electronics Ltd.	1,079,000	3,023
	Shin Zu Shing Co. Ltd.	462,224	3,013
	Kinsus Interconnect Technology Corp.	917,282	3,000
	Center Laboratories Inc.	1,961,661	2,995
	Visual Photonics Epitaxy Co. Ltd.	642,455	2,978
	Kaori Heat Treatment Co. Ltd.	273,210	2,971
	M31 Technology Corp.	86,090	2,971
	Coretronic Corp.	1,269,000	2,912
	Foxsemicon Integrated Technology Inc.	307,400	2,896
[2]	Solar Applied Materials Technology Corp.	1,492,691	2,894
	Acter Group Corp. Ltd.	390,962	2,883
	Test Research Inc.	639,371	2,873
	TXC Corp.	907,877	2,867
	Gudeng Precision Industrial Co. Ltd.	203,399	2,856
	Charoen Pokphand Enterprise	913,400	2,825
	Ennoconn Corp.	301,432	2,815
	Allis Electric Co. Ltd.	657,000	2,784
	Chong Hong Construction Co. Ltd.	664,493	2,772
	President Securities Corp.	3,282,526	2,761
	ChipMOS Technologies Inc.	2,274,494	2,747
	Tong Hsing Electronic Industries Ltd.	642,968	2,720
	Cheng Uei Precision Industry Co. Ltd.	1,253,000	2,711
	Chicony Power Technology Co. Ltd.	664,000	2,710
	EVERGREEN Steel Corp.	713,000	2,660
*	Mercuries Life Insurance Co. Ltd.	11,288,405	2,656
	Cheng Loong Corp.	3,275,920	2,627
	Farglory Land Development Co. Ltd.	996,854	2,624
	Sitronix Technology Corp.	342,282	2,607
[2]	Via Technologies Inc.	694,000	2,601
	ADATA Technology Co. Ltd.	901,219	2,586
	Arcadyan Technology Corp.	569,737	2,565
	Wah Lee Industrial Corp.	608,500	2,552
	Merry Electronics Co. Ltd.	671,307	2,537
[2]	Orient Semiconductor Electronics Ltd.	1,689,197	2,516
	Raydium Semiconductor Corp.	218,000	2,499
*,2	AcBel Polytech Inc.	2,272,325	2,498
	Shinkong Insurance Co. Ltd.	846,000	2,446

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Sakura Development Co. Ltd.	999,074	2,419
	Kindom Development Co. Ltd.	1,230,900	2,274
*	BES Engineering Corp.	4,730,468	2,266
	Wafer Works Corp.	2,018,363	2,265
	Kenda Rubber Industrial Co. Ltd.	2,325,324	2,265
[2]	Gloria Material Technology Corp.	1,578,023	2,264
*	Pan Jit International Inc.	1,349,000	2,259
[2]	Unitech Printed Circuit Board Corp.	2,051,714	2,240
	Ambassador Hotel	1,020,000	2,226
	Allied Supreme Corp.	179,000	2,200
	Hotai Finance Co. Ltd.	689,370	2,179
	Taiwan Cogeneration Corp.	1,539,152	2,176
*	Polaris Group	1,108,000	2,157
	O-Bank Co. Ltd.	6,858,000	2,136
*,2	HannStar Display Corp.	7,627,810	2,132
*	Tainan Spinning Co. Ltd.	3,921,674	2,113
	Elite Semiconductor Microelectronics Technology Inc.	807,000	2,107
	Cathay Real Estate Development Co. Ltd.	2,213,000	2,101
	Sunonwealth Electric Machine Industry Co. Ltd.	714,000	2,100
*,2	Microbio Co. Ltd.	1,696,707	2,092
	Taiwan Sakura Corp.	702,000	2,081
	WinWay Technology Co. Ltd.	62,459	2,020
	SDI Corp.	549,000	2,013
*,2	Episil Technologies Inc.	1,059,101	2,000
	Pixart Imaging Inc.	398,920	1,994
	ITE Technology Inc.	426,418	1,967
	Yieh Phui Enterprise Co. Ltd.	4,245,755	1,967
	Standard Foods Corp.	1,622,708	1,964
*	EirGenix Inc.	734,855	1,961
	Chung Hung Steel Corp.	2,906,000	1,896
	Taiwan Semiconductor Co. Ltd.	975,000	1,882
	Pegavision Corp.	145,514	1,865
	Systex Corp.	498,000	1,863
*	RichWave Technology Corp.	277,569	1,860
	ITEQ Corp.	656,870	1,845
	Innodisk Corp.	219,321	1,842
	Chang Wah Electromaterials Inc.	1,290,000	1,816
	Nuvoton Technology Corp.	563,000	1,810
	Sinon Corp.	1,293,000	1,807
	Continental Holdings Corp.	1,637,000	1,776
	Grape King Bio Ltd.	407,000	1,768
*,2	TaiMed Biologics Inc.	689,122	1,735
	Taiwan Paiho Ltd.	846,183	1,734
*	United Renewable Energy Co. Ltd.	4,439,129	1,722
	RDC Semiconductor Co. Ltd.	205,850	1,719
	Global Mixed Mode Technology Inc.	224,199	1,717
	TSRC Corp.	2,459,046	1,707
*	Elite Advanced Laser Corp.	433,607	1,699
	Sporton International Inc.	245,666	1,685
*,2	Egis Technology Inc.	228,000	1,683
	Kuo Toong International Co. Ltd.	729,662	1,680
[2]	Dynamic Holding Co. Ltd.	929,004	1,675
[2]	FocalTech Systems Co. Ltd.	651,258	1,657
	Chin-Poon Industrial Co. Ltd.	1,202,072	1,653
[2]	Chenbro Micom Co. Ltd.	190,000	1,634
	Cleanaway Co. Ltd.	297,000	1,628
*	Brighton-Best International Taiwan Inc.	1,509,000	1,622
*	Advanced Wireless Semiconductor Co.	493,192	1,621
[2]	Quanta Storage Inc.	525,000	1,617
	Yankey Engineering Co. Ltd.	169,200	1,617
*	Grand Pacific Petrochemical	3,645,843	1,615
	Jess-Link Products Co. Ltd.	315,100	1,611
	Shiny Chemical Industrial Co. Ltd.	343,250	1,611
[2]	Hota Industrial Manufacturing Co. Ltd.	782,317	1,609
*	TPK Holding Co. Ltd.	1,184,000	1,606
	TTY Biopharm Co. Ltd.	700,987	1,583
	Evergreen International Storage & Transport Corp.	1,670,502	1,578
	Taiwan-Asia Semiconductor Corp.	1,359,406	1,575
	Hsin Kuang Steel Co. Ltd.	846,569	1,545
	Chief Telecom Inc.	117,600	1,540

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	CyberPower Systems Inc.	197,000	1,535
*,2	Andes Technology Corp.	132,000	1,513
*	International CSRC Investment Holdings Co.	2,899,997	1,512
	Nantex Industry Co. Ltd.	1,236,000	1,512
	Wowprime Corp.	235,223	1,512
	Soft-World International Corp.	374,520	1,502
	Oriental Union Chemical Corp.	2,740,000	1,496
	Hannstar Board Corp.	997,438	1,491
	AmTRAN Technology Co. Ltd.	2,222,354	1,456
	UPI Semiconductor Corp.	183,000	1,454
	Global Brands Manufacture Ltd.	764,361	1,448
*	General Interface Solution Holding Ltd.	752,000	1,445
*	Phihong Technology Co. Ltd.	1,110,520	1,442
	Co-Tech Development Corp.	725,000	1,438
	Synmosa Biopharma Corp.	1,128,815	1,407
*,2	TSEC Corp.	1,659,646	1,404
	Great Tree Pharmacy Co. Ltd.	192,370	1,400
*	Sunplus Technology Co. Ltd.	1,390,000	1,394
	Thinking Electronic Industrial Co. Ltd.	275,000	1,393
[2]	Formosa International Hotels Corp.	215,841	1,389
*	Mercuries & Associates Holding Ltd.	2,294,042	1,389
	Topkey Corp.	242,000	1,380
	Fulgent Sun International Holding Co. Ltd.	381,270	1,380
	Chang Wah Technology Co. Ltd.	1,161,000	1,380
	Firich Enterprises Co. Ltd.	1,334,815	1,366
*,2	Taiwan TEA Corp.	2,014,293	1,365
	Pan-International Industrial Corp.	1,259,595	1,358
	Dynapack International Technology Corp.	402,299	1,356
	USI Corp.	2,808,784	1,356
	Marketech International Corp.	292,000	1,354
*	Longchen Paper & Packaging Co. Ltd.	3,148,707	1,341
	Gemtek Technology Corp.	1,007,115	1,315
*	CyberTAN Technology Inc.	1,416,571	1,305
	Johnson Health Tech Co. Ltd.	370,283	1,290
	TCI Co. Ltd.	291,067	1,271
	Hung Sheng Construction Ltd.	1,385,620	1,271
[2]	Machvision Inc.	128,157	1,265
	YungShin Global Holding Corp.	789,697	1,265
[2]	ASROCK Inc.	204,000	1,256
	UPC Technology Corp.	3,277,065	1,255
	Hu Lane Associate Inc.	255,500	1,253
*	Huang Hsiang Construction Corp.	631,051	1,251
*	Taiwan Mask Corp.	566,540	1,242
	Weikeng Industrial Co. Ltd.	1,223,000	1,242
*	China Metal Products	932,515	1,239
	Xxentria Technology Materials Corp.	605,334	1,239
	Universal Vision Biotechnology Co. Ltd.	181,255	1,238
*	Anpec Electronics Corp.	222,000	1,223
*	CMC Magnetics Corp.	3,228,758	1,220
	Ton Yi Industrial Corp.	2,683,000	1,217
*	Lung Yen Life Service Corp.	783,000	1,216
	TaiDoc Technology Corp.	243,000	1,202
	Actron Technology Corp.	222,895	1,200
	China Steel Chemical Corp.	390,853	1,198
	Adlink Technology Inc.	546,127	1,196
	Etron Technology Inc.	936,323	1,186
	Rechi Precision Co. Ltd.	1,269,668	1,176
*	Medigen Vaccine Biologics Corp.	824,544	1,175
	ZillTek Technology Corp.	117,045	1,174
[2]	Channel Well Technology Co. Ltd.	577,708	1,168
	Posiflex Technology Inc.	203,822	1,167
	Darfon Electronics Corp.	684,000	1,160
	Syncmold Enterprise Corp.	378,750	1,156
	Flytech Technology Co. Ltd.	447,845	1,154
	Sinyi Realty Inc.	1,104,465	1,153
*	Ritek Corp.	2,064,048	1,144
	Nichidenbo Corp.	580,000	1,142
[2]	Ichia Technologies Inc.	911,000	1,125
*,2	LuxNet Corp.	348,000	1,114
	Universal Cement Corp.	1,071,000	1,089

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	China Man-Made Fiber Corp.	4,180,384	1,086
	Apex International Co. Ltd.	656,000	1,083
*,2	CSBC Corp. Taiwan	2,115,187	1,082
*	Federal Corp.	1,591,505	1,080
	Greatek Electronics Inc.	572,000	1,079
	TYC Brother Industrial Co. Ltd.	534,710	1,077
	Ability Enterprise Co. Ltd.	705,099	1,069
*	Kuo Yang Construction Co. Ltd.	1,206,000	1,061
	Taiwan PCB Techvest Co. Ltd.	932,102	1,057
	Sampo Corp.	1,215,048	1,048
	Evergreen Aviation Technologies Corp.	341,000	1,041
	YC INOX Co. Ltd.	1,410,750	1,034
	Ho Tung Chemical Corp.	3,303,362	1,033
	Cub Elecparts Inc.	297,606	1,032
	KMC Kuei Meng International Inc.	229,000	1,030
	Kung Long Batteries Industrial Co. Ltd.	231,000	1,025
	Zyxel Group Corp.	918,250	1,025
*	Adimmune Corp.	1,191,343	1,019
	Waffer Technology Corp.	442,848	1,018
	Dimerco Express Corp.	376,750	1,015
	IEI Integration Corp.	399,716	1,010
[2]	D-Link Corp.	1,781,774	1,000
*	OBI Pharma Inc.	551,000	1,000
*	KEE TAI Properties Co. Ltd.	1,468,740	997
	Namchow Holdings Co. Ltd.	547,000	994
	St. Shine Optical Co. Ltd.	184,419	992
*	Lealea Enterprise Co. Ltd.	3,166,642	976
	China Bills Finance Corp.	2,143,000	976
	Everlight Chemical Industrial Corp.	1,447,649	965
	Nidec Chaun-Choung Technology Corp.	124,000	955
	Advanced Ceramic X Corp.	174,000	955
	Career Technology MFG. Co. Ltd.	1,364,857	954
	Gamania Digital Entertainment Co. Ltd.	407,000	947
	T3EX Global Holdings Corp.	333,000	945
	Weltrend Semiconductor	553,753	933
	Taiflex Scientific Co. Ltd.	556,038	932
	Hong Pu Real Estate Development Co. Ltd.	843,195	930
	Wei Chuan Foods Corp.	1,659,835	920
	Motech Industries Inc.	1,047,928	918
	Formosan Rubber Group Inc.	1,078,280	900
*	Chlitina Holding Ltd.	198,569	895
*	Chung Hwa Pulp Corp.	1,417,135	887
	Infortrend Technology Inc.	954,885	881
	Sincere Navigation Corp.	1,078,970	875
	LandMark Optoelectronics Corp.	231,600	871
	Advanced International Multitech Co. Ltd.	348,000	869
	Holtek Semiconductor Inc.	531,279	867
*,2	Shining Building Business Co. Ltd.	2,439,675	862
*	Foresee Pharmaceuticals Co. Ltd.	351,311	856
*	Brogent Technologies Inc.	160,293	852
	Chunghwa Precision Test Tech Co. Ltd.	64,000	845
[2]	Altek Corp.	729,250	836
	Taiwan Styrene Monomer	1,969,579	835
*	Gigastorage Corp.	1,158,742	829
	China General Plastics Corp.	1,521,717	824
*	Rich Development Co. Ltd.	1,948,000	818
	Sunny Friend Environmental Technology Co. Ltd.	268,741	814
	Bioteque Corp.	207,000	808
	Chun Yuan Steel Industry Co. Ltd.	1,420,000	804
	Genesys Logic Inc.	286,000	793
	ScinoPharm Taiwan Ltd.	988,891	781
	Lingsen Precision Industries Ltd.	1,209,000	773
	Sonix Technology Co. Ltd.	520,000	767
	PharmaEngine Inc.	270,102	767
	Sensortek Technology Corp.	86,000	767
	Alpha Networks Inc.	745,599	765
	WUS Printed Circuit Co. Ltd.	479,555	764
	Asia Polymer Corp.	1,293,151	756
	Chia Hsin Cement Corp.	1,359,180	746
	Swancor Holding Co. Ltd.	212,000	737

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Amazing Microelectronic Corp.	260,085	734
	Ultra Chip Inc.	273,000	730
	Kaimei Electronic Corp.	344,800	722
*	Fittech Co. Ltd.	190,647	714
	Panion & BF Biotech Inc.	246,354	710
	Savior Lifetec Corp.	1,022,728	697
*	Zeng Hsing Industrial Co. Ltd.	224,536	695
	FSP Technology Inc.	396,428	691
	Darwin Precisions Corp.	1,533,000	667
	Elitegroup Computer Systems Co. Ltd.	756,647	665
*	Speed Tech Corp.	421,000	654
	CHC Healthcare Group	441,727	632
	China Electric Manufacturing Corp.	1,067,980	626
	91APP Inc.	224,555	623
	Tung Thih Electronic Co. Ltd.	211,000	607
	Rexon Industrial Corp. Ltd.	462,000	600
	Iron Force Industrial Co. Ltd.	205,000	600
	Tong-Tai Machine & Tool Co. Ltd.	689,429	595
	Holy Stone Enterprise Co. Ltd.	218,007	592
	Gourmet Master Co. Ltd.	231,789	586
[2]	AGV Products Corp.	1,512,425	579
	Senao International Co. Ltd.	510,107	577
	Globe Union Industrial Corp.	1,004,527	576
*	Tyntek Corp.	990,250	567
	China Chemical & Pharmaceutical Co. Ltd.	852,000	567
*	Radium Life Tech Co. Ltd.	1,584,564	563
*	Li Peng Enterprise Co. Ltd.	1,709,915	546
	TA-I Technology Co. Ltd.	346,500	536
*	Gigasolar Materials Corp.	131,922	500
	Cyberlink Corp.	162,076	496
*	HannsTouch Holdings Co.	1,703,329	471
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	471
[2]	VIA Labs Inc.	83,000	457
*	Medigen Biotechnology Corp.	355,680	440
	Bank of Kaohsiung Co. Ltd.	1,048,165	405
*	First Steamship Co. Ltd.	1,659,850	394
	Basso Industry Corp.	295,000	376
*,2	PChome Online Inc.	367,104	362
*	Yeong Guan Energy Technology Group Co. Ltd.	263,776	346
*	Shin Foong Specialty & Applied Materials Co. Ltd.	181,469	339
	Dyaco International Inc.	356,619	335
*,2	ALI Corp.	515,281	328
	Nan Liu Enterprise Co. Ltd.	150,000	321
	Sheng Yu Steel Co. Ltd.	402,000	313
*	Zinwell Corp.	469,099	280
*	Newmax Technology Co. Ltd.	265,000	235
*	Li Cheng Enterprise Co. Ltd.	407,892	193
	Taiyen Biotech Co. Ltd.	173,877	180
	Delpha Construction Co. Ltd.	25,000	44
*	Lumosa Therapeutics Co. Ltd.	5,000	34
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			870,394
Thailand (0.9%)
	Tisco Financial Group PCL	1,835,950	4,764
	KCE Electronics PCL	3,332,700	4,186
	WHA Corp. PCL	24,564,592	3,622
	Thanachart Capital PCL	2,433,795	3,209
	Hana Microelectronics PCL	2,202,846	2,889
	Bangchak Corp. PCL	2,980,600	2,636
	Sansiri PCL	52,084,200	2,456
[2]	Siam Global House PCL	5,575,285	2,413
	Com7 PCL Class F	3,941,100	2,263
	Kiatnakin Bank PCL	1,932,905	2,087
	3BB Internet Infrastructure Fund Class F	12,210,563	1,936
	Thonburi Healthcare Group PCL	2,525,600	1,913
	Central Plaza Hotel PCL	1,622,990	1,882
	Bangkok Airways PCL	3,183,500	1,879
[2]	CH Karnchang PCL	3,406,300	1,854

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
[2]	Ngern Tid Lor PCL	4,183,013	1,836
	Supalai PCL	3,808,050	1,807
	Amata Corp. PCL	2,636,097	1,748
	Betagro PCL	2,626,500	1,742
[2]	Sri Trang Agro-Industry PCL	3,094,523	1,722
*,2	Jasmine Technology Solution PCL	948,400	1,657
	Bangkok Chain Hospital PCL	3,399,548	1,642
	Plan B Media PCL Class F	7,846,672	1,631
	CK Power PCL	13,235,531	1,443
	I-TAIL Corp. PCL	2,298,200	1,426
	Thailand Future Fund	7,495,000	1,304
[2]	Dohome PCL (XBKK)	4,018,539	1,265
	TTW PCL	5,052,400	1,255
	Mega Lifesciences PCL	1,219,200	1,250
	Chularat Hospital PCL Class F	18,544,560	1,248
	Dhipaya Group Holdings PCL	1,458,100	1,157
	Quality Houses PCL	22,402,133	1,126
	AP Thailand PCL	4,853,556	1,118
[2]	Sino-Thai Engineering & Construction PCL	4,032,015	1,076
*	Star Petroleum Refining PCL	4,930,000	1,064
	Tipco Asphalt PCL	2,394,300	1,062
	TPI Polene PCL	32,366,100	1,035
	AEON Thana Sinsap Thailand PCL	315,600	1,015
[2]	Bangkok Commercial Asset Management PCL (XBKK)	5,319,500	1,010
[2]	Thai Vegetable Oil PCL	1,730,810	991
	Jasmine International PCL	12,159,688	949
	TOA Paint Thailand PCL	1,858,700	949
[2]	Thoresen Thai Agencies PCL	5,257,141	923
[2]	Esso Thailand PCL	4,332,700	900
	Gunkul Engineering PCL	14,993,383	876
[2]	Thaicom PCL	2,413,540	856
	Sri Trang Gloves Thailand PCL	3,334,200	843
	TQM Alpha PCL	1,058,500	832
*	VGI PCL	18,141,761	831
	Vibhavadi Medical Center PCL	13,660,612	820
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	4,796,100	807
[2]	Banpu Power PCL	2,314,100	786
	Thaifoods Group PCL Class F	6,948,500	776
[2]	MBK PCL	1,647,176	755
	TPI Polene Power PCL	9,361,700	746
	JMT Network Services PCL	2,309,423	742
	GFPT PCL	2,027,500	740
*,2	Jaymart Group Holdings PCL	2,154,600	728
	Major Cineplex Group PCL	1,931,844	714
	Ramkhamhaeng Hospital PCL Class F	826,666	672
	Bangkok Land PCL	39,532,000	599
[2]	Central Plaza Hotel PCL NVDR	489,800	568
	Pruksa Holding PCL	2,202,900	551
*,2	Singer Thailand PCL	2,418,400	548
	Taokaenoi Food & Marketing PCL Class F	1,968,500	531
[2]	Forth Corp. PCL	1,730,200	505
	AP Thailand PCL NVDR	2,127,300	490
	PTG Energy PCL	2,180,507	484
	LPN Development PCL	5,027,811	446
[2]	Ratchthani Leasing PCL	8,469,175	422
	MK Restaurants Group PCL	560,100	413
	BCPG PCL	2,569,637	397
[2]	BEC World PCL	3,710,100	394
	SPCG PCL	1,561,900	355
[2]	Tisco Financial Group PCL NVDR	133,550	347
*	Super Energy Corp. PCL	44,967,100	340
	Origin Property PCL Class F	2,673,650	335
[2]	Precious Shipping PCL	1,234,000	286
	Precious Shipping pcl NVDR	1,095,000	254
*	Beyond Securities PCL	9,112,900	234
*,3	Thai Airways International PCL	3,045,000	217
*	Italian-Thai Development PCL	11,149,010	191
	Pruksa Real Estate PCL	1,063,290	133
	CPN Retail Growth Leasehold REIT	274,900	83
	AEON Thana Sinsap Thailand PCL NVDR	23,200	75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Workpoint Entertainment PCL	255,201	72
*,2	Italian-Thai Development PCL NVDR	2,046,700	35
			99,169
Turkey (0.2%)
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	504,660	1,842
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	1,219,699	1,790
	Bera Holding A/S	2,066,732	1,064
*	Albaraka Turk Katilim Bankasi A/S	4,904,617	929
	AKIS Gayrimenkul Yatirimi A/S	1,433,349	882
*	Akfen Yenilenebilir Enerji A/S	1,141,862	825
	Global Yatirim Holding A/S	1,594,210	784
	Bursa Cimento Fabrikasi A/S	2,948,886	729
*	NET Holding A/S	660,268	678
	Logo Yazilim Sanayi Ve Ticaret A/S	189,034	640
	Sekerbank Turk A/S	4,436,999	573
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,190,306	555
	Kervan Gida Sanayi Ve Ticaret A/S	623,428	523
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	335,008	518
*	Tukas Gida Sanayi ve Ticaret A/S	1,847,419	490
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	347,074	471
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	2,284,366	467
*	Biotrend Cevre VE Enerji Yatirimlari A/S	790,887	464
	LDR Turizm AS	194,877	456
*	Aksigorta A/S	2,192,306	431
*	Is Finansal Kiralama A/S	935,634	388
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,036,835	369
*	Karel Elektronik Sanayi ve Ticaret A/S	783,468	362
*	Izmir Demir Celik Sanayi A/S	1,954,728	355
	Suwen Tekstil Sanayi Pazarlama AS	340,332	344
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	5,671,742	342
*	Kerevitas Gida Sanayi ve Ticaret A/S	651,906	327
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	619,912	300
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	318,875	299
*	Ebebek Magazacilik A/S	203,217	275
	Katilimevim Tasarruf Finansman A/S	204,126	267
*	BatiSoke Soke Cimento Sanayii TAS	159,290	216
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	266,409	194
*	SUN Tekstil Sanayi Ve Ticaret AS	314,905	186
*	Erciyas Celik Boru Sanayi A/S	50,963	178
*	Tat Gida Sanayi A/S	220,062	175
*	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	173
*	Kartonsan Karton Sanayi ve Ticaret A/S	54,186	168
*	Imas Makina Sanayi AS	453,569	168
*	Marti Otel Isletmeleri A/S	1,300,896	142
*	Ral Yatirim Holding A/S	19,781	137
*	Fenerbahce Futbol A/S	28,838	122
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	8,059	114
*	Tetamat Gida Yatirimlari Anonimsirketi	245	110
	Escar Turizm Tasimacilik Ticaret A/S	10,064	109
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	3,988	77
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			21,008
United Arab Emirates (0.1%)
	GFH Financial Group BSC	10,990,073	3,530
	Sharjah Islamic Bank	4,328,720	2,605
	AL Yah Satellite Communications Co-PJSC-Yah Sat	3,261,348	1,872
*	Aramex PJSC	2,414,731	1,638
	RAK Properties PJSC	3,303,702	962
*	Gulf Navigation Holding PJSC	371,285	606
*	Ajman Bank PJSC	626,872	319
	Amanat Holdings PJSC	819,089	247
	Agthia Group PJSC	97,786	191
*,3	Arabtec Holding PJSC	2,033,180	—
			11,970
United Kingdom (9.5%)
	Diploma plc	456,591	26,106
*	Vistry Group plc	1,071,654	19,088

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Tritax Big Box REIT plc	8,621,013	18,325
	LondonMetric Property plc	6,875,101	17,775
	Investec plc	2,116,192	16,756
	IG Group Holdings plc	1,294,722	15,636
	Games Workshop Group plc	113,855	15,101
	Bellway plc	406,679	14,932
	Rotork plc	3,097,222	14,415
	ITV plc	13,959,869	14,362
	Britvic plc	867,005	14,158
	Inchcape plc	1,286,324	13,989
	Greggs plc	346,579	13,957
	Spectris plc	348,584	13,674
	Man Group plc	4,010,215	12,625
	Tate & Lyle plc	1,365,528	11,518
	Derwent London plc	383,699	11,382
	Cranswick plc	181,992	11,158
*	Darktrace plc	1,452,139	11,044
	Drax Group plc	1,315,156	11,001
	Direct Line Insurance Group plc	4,521,649	10,970
	QinetiQ Group plc	1,735,336	10,781
	Virgin Money UK plc	3,827,174	10,584
*	International Distribution Services plc	2,286,667	10,146
	Balfour Beatty plc	1,837,722	9,922
	Big Yellow Group plc	635,385	9,881
	Softcat plc	467,916	9,789
	Shaftesbury Capital plc	4,980,117	9,754
	Grafton Group plc GDR	686,138	9,559
	Serco Group plc	3,820,494	9,388
	Travis Perkins plc	732,809	9,005
	OSB Group plc	1,345,146	8,900
	Redrow plc	924,939	8,873
	Harbour Energy plc	2,118,999	8,523
	Computacenter plc	244,260	8,458
	Hill & Smith plc	279,549	8,263
*,1	Network International Holdings plc	1,631,964	8,227
	Safestore Holdings plc	775,305	8,057
[1]	Quilter plc	4,626,613	7,973
	Grainger plc	2,534,883	7,874
*	Playtech plc	1,073,181	7,802
	Savills plc	472,612	7,758
	Plus500 Ltd.	252,993	7,653
*	Carnival plc	495,745	7,617
	Paragon Banking Group plc	734,101	7,586
	TP ICAP Group plc	2,651,763	7,568
	WH Smith plc	437,331	7,441
	4imprint Group plc	94,856	7,407
*,1	Deliveroo plc	4,367,746	7,402
	easyJet plc	1,271,574	7,367
	Pennon Group plc	911,430	7,287
[1]	JTC plc	530,063	7,165
	Mitie Group plc	4,596,147	7,157
	Bank of Georgia Group plc	121,162	7,123
	Dunelm Group plc	435,532	6,908
	Lancashire Holdings Ltd.	837,421	6,820
*,1	Trainline plc	1,550,556	6,754
	Hays plc	5,561,018	6,740
	Centamin plc	3,957,860	6,464
	SSP Group plc	2,733,821	6,429
	Pets at Home Group plc	1,617,245	6,381
	AJ Bell plc	1,072,089	6,367
	Coats Group plc	5,476,141	6,309
	Oxford Instruments plc	193,855	6,271
*	John Wood Group plc	2,357,007	6,189
	Babcock International Group plc	879,217	6,014
	TBC Bank Group plc	150,619	6,007
	Pagegroup plc	1,086,530	5,986
	Energean plc	466,734	5,983
	Primary Health Properties plc	4,984,986	5,938
*	Indivior plc	428,129	5,881
	Telecom Plus plc	237,153	5,795

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	Helios Towers plc	3,543,805	5,746
	Domino's Pizza Group plc	1,377,688	5,729
	Bodycote plc	638,612	5,712
	Future plc	393,081	5,657
	Morgan Sindall Group plc	150,246	5,550
	International Workplace Group plc	2,492,563	5,534
	Clarkson plc	94,560	5,525
	Renishaw plc	113,450	5,523
	MONY Group plc	1,804,253	5,508
	Just Group plc	3,543,783	5,500
	Breedon Group plc	987,634	5,494
	Hammerson plc	14,794,230	5,491
	Great Portland Estates plc	1,206,482	5,444
	Genuit Group plc	827,414	5,437
	Assura plc	10,351,154	5,432
	Premier Foods plc	2,314,569	5,367
	Genus plc	228,780	5,361
	Sirius Real Estate Ltd.	4,352,595	5,306
	Ascential plc	715,561	5,270
	Rathbones Group plc	211,503	5,236
	Chemring Group plc	950,127	5,067
	IntegraFin Holdings plc	1,022,223	5,051
	Firstgroup plc	2,218,474	5,024
	Kainos Group plc	334,029	4,732
	Keller Group plc	246,986	4,726
	Volution Group plc	647,654	4,561
	Vesuvius plc	715,713	4,440
	Spirent Communications plc	1,959,733	4,377
	Zigup plc	799,685	4,365
	Morgan Advanced Materials plc	978,945	4,289
*,1	Watches of Switzerland Group plc	805,861	4,226
*	Frasers Group plc	365,669	4,220
	Victrex plc	297,758	4,213
	Supermarket Income REIT plc	4,298,017	4,140
	Elementis plc	1,985,187	4,087
	Workspace Group plc	486,801	3,838
*	Greencore Group plc	1,637,455	3,791
	Dowlais Group plc	4,573,935	3,768
	Marshalls plc	837,352	3,740
*	Mitchells & Butlers plc	901,458	3,611
	Bytes Technology Group plc (XLON)	551,213	3,591
*	Currys plc	3,354,385	3,518
	Close Brothers Group plc	526,449	3,464
	Ashmore Group plc	1,553,299	3,447
*,1	Trustpilot Group plc	1,220,351	3,263
*	Oxford Nanopore Technologies plc	2,075,866	3,233
	Hilton Food Group plc	268,373	3,220
[1]	Spire Healthcare Group plc	976,745	3,216
[1]	Ibstock plc	1,341,393	3,168
*	Moonpig Group plc	1,109,900	3,118
	Senior plc	1,467,050	3,079
	Rhi Magnesita NV	65,123	3,073
[1]	Bridgepoint Group plc	812,956	3,065
*	Molten Ventures plc	596,991	2,869
	Crest Nicholson Holdings plc	839,614	2,862
*	J D Wetherspoon plc	295,048	2,830
	AG Barr plc	338,427	2,804
	C&C Group plc	1,359,213	2,791
*	THG plc	3,151,762	2,697
	Diversified Energy Co. plc	159,355	2,633
*	Hochschild Mining plc	1,082,329	2,526
	Ninety One plc	1,076,990	2,399
	Essentra plc	1,037,305	2,281
*	Alphawave IP Group plc	1,061,526	2,123
*	Auction Technology Group plc	320,927	2,096
	Balanced Commercial Property Trust Ltd.	1,845,002	2,061
[1]	Petershill Partners plc	716,129	2,036
	NCC Group plc	1,019,026	1,933
[1]	TI Fluid Systems plc	1,136,933	1,925
	Dr. Martens plc	2,019,350	1,846

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
	Liontrust Asset Management plc	214,446	1,839
	Picton Property Income Ltd.	1,922,156	1,814
*,2	PureTech Health plc	810,657	1,810
	IP Group plc	3,341,853	1,795
	Wickes Group plc	894,186	1,736
	Jupiter Fund Management plc	1,506,379	1,703
[1]	CMC Markets plc	381,201	1,628
	FDM Group Holdings plc	295,719	1,626
*,2	Tullow Oil plc	4,127,169	1,618
*,1	Aston Martin Lagonda Global Holdings plc	806,425	1,617
*	AO World plc	1,053,182	1,581
	Bytes Technology Group plc	236,220	1,531
	Halfords Group plc	752,354	1,493
*	Synthomer plc	417,226	1,420
	Mobico Group plc	1,751,856	1,269
*	Capita plc	4,724,029	1,173
	Helical plc	384,662	1,107
	PZ Cussons plc	788,544	1,072
*,3	Home REIT plc	2,905,246	1,066
[1]	Bakkavor Group plc	510,261	1,013
*,2	ASOS plc	210,688	980
*	Evoke plc	1,267,135	959
*,2	S4 Capital plc	1,310,070	900
*	SIG plc	2,251,193	707
	CLS Holdings plc	549,462	648
	Ithaca Energy plc	372,327	616
*	Rank Group plc	624,578	567
*	Ferrexpo plc	625,367	466
	Vanquis Banking Group plc	661,786	466
*,1,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			1,014,973
United States (0.1%)
*	Seadrill Ltd.	157,871	8,693
Total Common Stocks (Cost $10,290,830)			10,583,099
Preferred Stocks (0.2%)
	Danieli & C Officine Meccaniche SpA Preference Shares	127,595	3,678
	Marcopolo SA Preference Shares	2,382,798	2,557
	Raizen SA Preference Shares	4,138,400	2,188
	Draegerwerk AG & Co. KGaA Preference Shares	35,069	1,844
	Banco Pan SA Preference Shares	1,164,200	1,787
*	Azul SA Preference Shares	936,855	1,325
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	651,198	1,317
	Randon SAImplementos E Participacoes Preference Shares	599,637	1,132
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	608,000	884
	Banco ABC Brasil SA Preference Shares	186,000	724
	Corem Property Group AB Preference Shares	26,685	641
	Taurus Armas SA Preference Shares	239,200	488
*	Gol Linhas Aereas Inteligentes SA Preference Shares	474,095	95
*,3	Mechel PJSC Preference Shares	434,330	—
*,3	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $21,056)			18,660
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	29,401	568
*,3	Pick n Pay Stores Ltd. Exp. 8/2/24	606,641	266
*	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada Exp. 8/13/24	35,518	25
*	Zamp SA Exp. 8/27/24	371,174	5
*,3	Teraplast SA Exp. 8/15/24	3,866,662	2
Total Rights (Cost $755)			866
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30	104,185	97
*	Opthea Ltd. Exp. 6/30/26	510,929	40
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	430,554	11
*	VGI PCL Exp. 5/23/27 (XBKK)	4,948,352	8
*,3	Velesto Energy Bhd. Exp. 10/18/24	2,470,020	3
*,2	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	77,015	1

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value ($000)
*	VGI PCL Exp. 5/23/27	542,670	1
*,3	Serba Dinamik Holdings Bhd. Exp. 12/5/24	878,820	—
Total Warrants (Cost $—)			161
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $264,198)	2,643,087	264,282
Total Investments (101.6%) (Cost $10,576,839)			10,867,068
Other Assets and Liabilities—Net (-1.6%)			(171,654)
Net Assets (100%)			10,695,414
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $406,327,000, representing 3.8% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $199,530,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $221,157,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	200	22,730	1,904
MSCI EAFE Index	September 2024	388	46,360	1,051
MSCI Emerging Markets Index	September 2024	404	22,150	135
S&P TSX 60 Index	September 2024	39	7,826	465
				3,555

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/18/24	CAD	15,583	USD	11,350	—	(47)
State Street Bank & Trust Co.	9/18/24	EUR	9,764	USD	10,535	57	—
HSBC Bank plc	9/18/24	INR	847,641	USD	10,125	—	(16)
UBS AG	9/18/24	INR	847,641	USD	10,110	—	(2)
State Street Bank & Trust Co.	9/18/24	INR	462,887	USD	5,525	—	(4)
Morgan Stanley Capital Services Inc.	9/18/24	JPY	1,500,000	USD	9,455	631	—
BNP Paribas	9/18/24	USD	2,561	AUD	3,861	33	—
Royal Bank of Canada	9/18/24	USD	2,194	BRL	12,525	—	(9)
Toronto-Dominion Bank	9/18/24	USD	4,865	CAD	6,651	40	—
Toronto-Dominion Bank	9/18/24	USD	3,688	CHF	3,272	—	(61)
UBS AG	9/18/24	USD	2,913	DKK	20,115	—	(12)
JPMorgan Chase Bank, N.A.	9/18/24	USD	19,205	EUR	17,650	59	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	3,671	GBP	2,879	—	(32)
UBS AG	9/18/24	USD	3,366	GBP	2,582	45	—
HSBC Bank plc	9/19/24	USD	11,680	HKD	91,039	11	—
State Street Bank & Trust Co.	9/18/24	USD	15,069	JPY	2,331,083	—	(606)
State Street Bank & Trust Co.	9/19/24	USD	634	KRW	869,711	—	(2)

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	9/18/24	USD	506	PLN	2,051	—	(11)
Bank of America, N.A.	9/18/24	USD	6,708	SEK	69,905	163	—
State Street Bank & Trust Co.	9/18/24	USD	7,850	TWD	254,491	31	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	1,897	TWD	61,010	22	—
						1,092	(802)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
PLN—Polish zloty.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,755,466	9,480	—	1,764,946
Common Stocks—Other	29,083	8,773,171	15,899	8,818,153
Preferred Stocks	12,497	6,163	—	18,660
Rights	5	25	836	866
Warrants	60	1	100	161
Temporary Cash Investments	264,282	—	—	264,282
Total	2,061,393	8,788,840	16,835	10,867,068
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,555	—	—	3,555
Forward Currency Contracts	—	1,092	—	1,092
Total	3,555	1,092	—	4,647
Liabilities
Forward Currency Contracts	—	802	—	802
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.